UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03599

Name of Registrant: The Royce Fund

Address of Registrant: 745 Fifth Avenue

New York, NY 10151

Name and address of agent for service: John E. Denneen, Esq.

745 Fifth Avenue

New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: December 31, 2023

Date of reporting period: January 1, 2024 – June 30, 2024

Item 1. Reports to Shareholders.

The Royce Funds	June 30, 2024

Royce Small-Cap Fund Consultant Class—RYPCX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Small-Cap Fund—Consultant Class	$98	1.94%

¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$1,901
Number of Holdings	285
Turnover Rate	20%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
Arcosa	1.8
First Citizens BancShares Cl. A	1.6
Air Lease Cl. A	1.6
Element Solutions	1.5
Haemonetics Corporation	1.4
Onto Innovation	1.4
Enovis Corporation	1.2
Computer Modelling Group	1.2
Cirrus Logic	1.2
Alamos Gold Cl. A	1.2

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	PMF-CC-STSR-0624

The Royce Funds	June 30, 2024

Royce Small-Cap Fund Investment Class—PENNX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Small-Cap Fund—Investment Class	$47	0.93%

¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$1,901
Number of Holdings	285
Turnover Rate	20%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
Arcosa	1.8
First Citizens BancShares Cl. A	1.6
Air Lease Cl. A	1.6
Element Solutions	1.5
Haemonetics Corporation	1.4
Onto Innovation	1.4
Enovis Corporation	1.2
Computer Modelling Group	1.2
Cirrus Logic	1.2
Alamos Gold Cl. A	1.2

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	PMF-IC-STSR-0624

The Royce Funds	June 30, 2024

Royce Small-Cap Fund Institutional Class—RPMIX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Small-Cap Fund—Institutional Class	$45	0.88%

¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$1,901
Number of Holdings	285
Turnover Rate	20%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
Arcosa	1.8
First Citizens BancShares Cl. A	1.6
Air Lease Cl. A	1.6
Element Solutions	1.5
Haemonetics Corporation	1.4
Onto Innovation	1.4
Enovis Corporation	1.2
Computer Modelling Group	1.2
Cirrus Logic	1.2
Alamos Gold Cl. A	1.2

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	PMF-INC-STSR-0624

The Royce Funds	June 30, 2024

Royce Small-Cap Fund Service Class—RYPFX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Small-Cap Fund—Service Class	$64	1.26%

¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$1,901
Number of Holdings	285
Turnover Rate	20%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
Arcosa	1.8
First Citizens BancShares Cl. A	1.6
Air Lease Cl. A	1.6
Element Solutions	1.5
Haemonetics Corporation	1.4
Onto Innovation	1.4
Enovis Corporation	1.2
Computer Modelling Group	1.2
Cirrus Logic	1.2
Alamos Gold Cl. A	1.2

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	PMF-SC-STSR-0624

The Royce Funds	June 30, 2024

Royce Dividend Value Fund Investment Class—RDVIX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Dividend Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Dividend Value Fund—Investment Class	$56	1.09%
¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$66
Number of Holdings	47
Turnover Rate	2%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
HEICO Corporation Cl. A	5.1
Carlyle Group	4.6
Evercore Cl. A	4.3
Applied Industrial Technologies	4.0
SEI Investments	3.7
First Citizens BancShares Cl. A	3.4
Royal Gold	3.3
KKR & Co.	3.1
Franco-Nevada	3.0
Hubbell Incorporated	2.9

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RDV-IC-STSR-0624

The Royce Funds	June 30, 2024

Royce Dividend Value Fund Service Class—RYDVX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Dividend Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Dividend Value Fund—Service Class	$69	1.34%
¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$66
Number of Holdings	47
Turnover Rate	2%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
HEICO Corporation Cl. A	5.1
Carlyle Group	4.6
Evercore Cl. A	4.3
Applied Industrial Technologies	4.0
SEI Investments	3.7
First Citizens BancShares Cl. A	3.4
Royal Gold	3.3
KKR & Co.	3.1
Franco-Nevada	3.0
Hubbell Incorporated	2.9

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RDV-SC-STSR-0624

The Royce Funds	June 30, 2024

Royce Global Financial Services Fund Institutional Class—RGFIX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Global Financial Services Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report provides information about the adoption of a plan of liquidation with respect to the Fund.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Global Financial Services Fund—Institutional Class	$77	1.49%
¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$29
Number of Holdings	48
Turnover Rate	3%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Country Breakdown[1,2]
Tel Aviv Stock Exchange	5.7	United States	43.8
Sprott	5.2	Canada	28.4
KKR & Co.	4.7	Israel	5.7
First Citizens BancShares Cl. A	4.7	Bermuda	5.5
FirstService Corporation	4.0	United Kingdom	3.7
E-L Financial	3.7	¹Represents countries that are 3% or more of net assets.
Intermediate Capital Group	3.7	²Securities are categorized by the country of their headquarters.
FTAI Aviation	3.6
Franco-Nevada	3.5
Altus Group	3.0

Portfolio Industry Breakdown

ROYCE GLOBAL FINANCIAL SERVICES FUND—INSTITUTIONAL CLASS (RGFIX)	Semiannual Shareholder Report—June 30, 2024

How Has the Fund Changed?

The Board of Trustees of The Royce Fund has approved a plan of liquidation for Royce Global Financial Services Fund (“RFS”). RFS is being liquidated primarily because it has not maintained assets at a sufficient level for it to be viable. A final distribution was paid on August 1, 2024, to shareholders of record on July 31, 2024. The liquidation of RFS will be completed on September 9, 2024.

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Industry weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RFS-INC-STSR-0624

The Royce Funds	June 30, 2024

Royce Global Financial Services Fund Service Class—RYFSX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Global Financial Services Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report provides information about the adoption of a plan of liquidation with respect to the Fund.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Global Financial Services Fund—Service Class	$77	1.49%
¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$29
Number of Holdings	48
Turnover Rate	3%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Country Breakdown[1,2]
Tel Aviv Stock Exchange	5.7	United States	43.8
Sprott	5.2	Canada	28.4
KKR & Co.	4.7	Israel	5.7
First Citizens BancShares Cl. A	4.7	Bermuda	5.5
FirstService Corporation	4.0	United Kingdom	3.7
E-L Financial	3.7	¹Represents countries that are 3% or more of net assets.
Intermediate Capital Group	3.7	²Securities are categorized by the country of their headquarters.
FTAI Aviation	3.6
Franco-Nevada	3.5
Altus Group	3.0

Portfolio Industry Breakdown

ROYCE GLOBAL FINANCIAL SERVICES FUND—SERVICE CLASS (RYFSX)	Semiannual Shareholder Report—June 30, 2024

How Has the Fund Changed?

The Board of Trustees of The Royce Fund has approved a plan of liquidation for Royce Global Financial Services Fund (“RFS”). RFS is being liquidated primarily because it has not maintained assets at a sufficient level for it to be viable. A final distribution was paid on August 1, 2024, to shareholders of record on July 31, 2024. The liquidation of RFS will be completed on September 9, 2024.

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements.Industry weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RFS-SC-STSR-0624

The Royce Funds	June 30, 2024

Royce International Premier Fund Investment Class—RIPNX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce International Premier Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce International Premier Fund—Investment Class	$58	1.19%
¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$317
Number of Holdings	60
Turnover Rate	20%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Country Breakdown[1,2]
Hansen Technologies	2.5	United Kingdom	23.5
TKC Corporation	2.2	Japan	22.7
IPH	2.1	Sweden	8.0
Riken Keiki	2.1	Australia	6.3
Intertek Group	2.1	Italy	4.9
Zuken	2.0	Switzerland	4.0
NICE Information Service	2.0	Canada	3.7
JCU	2.0	France	3.6
As One	2.0	Brazil	3.4
Diploma	1.9	¹Represents countries that are 3% or more of net assets.
		²Securities are categorized by the country of their headquarters.

Portfolio Sector Breakdown

ROYCE INTERNATIONAL PREMIER FUND—INVESTMENT CLASS (RIPNX)	Semiannual Shareholder Report—June 30, 2024

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RIP-IC-STSR-0624

The Royce Funds	June 30, 2024

Royce International Premier Fund Institutional Class—RIPIX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce International Premier Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce International Premier Fund—Institutional Class	$51	1.04%

¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$317
Number of Holdings	60
Turnover Rate	20%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Country Breakdown[1,2]
Hansen Technologies	2.5	United Kingdom	23.5
TKC Corporation	2.2	Japan	22.7
IPH	2.1	Sweden	8.0
Riken Keiki	2.1	Australia	6.3
Intertek Group	2.1	Italy	4.9
Zuken	2.0	Switzerland	4.0
NICE Information Service	2.0	Canada	3.7
JCU	2.0	France	3.6
As One	2.0	Brazil	3.4
Diploma	1.9	¹Represents countries that are 3% or more of net assets.
		²Securities are categorized by the country of their headquarters.

Portfolio Sector Breakdown

ROYCE INTERNATIONAL PREMIER FUND—INSTITUTIONAL CLASS (RIPIX)	Semiannual Shareholder Report—June 30, 2024

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RIP-INC-STSR-0624

The Royce Funds	June 30, 2024

Royce International Premier Fund Service Class—RYIPX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce International Premier Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce International Premier Fund—Service Class	$70	1.44%

¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$317
Number of Holdings	60
Turnover Rate	20%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Country Breakdown[1,2]
Hansen Technologies	2.5	United Kingdom	23.5
TKC Corporation	2.2	Japan	22.7
IPH	2.1	Sweden	8.0
Riken Keiki	2.1	Australia	6.3
Intertek Group	2.1	Italy	4.9
Zuken	2.0	Switzerland	4.0
NICE Information Service	2.0	Canada	3.7
JCU	2.0	France	3.6
As One	2.0	Brazil	3.4
Diploma	1.9	¹Represents countries that are 3% or more of net assets.
		²Securities are categorized by the country of their headquarters.

Portfolio Sector Breakdown

ROYCE INTERNATIONAL PREMIER FUND—SERVICE CLASS (RYIPX)	Semiannual Shareholder Report—June 30, 2024

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RIP-SC-STSR-0624

The Royce Funds	June 30, 2024

Royce Micro-Cap Fund Consultant Class—RYMCX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Micro-Cap Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Micro-Cap Fund—Consultant Class	$113	2.24%

¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$300
Number of Holdings	123
Turnover Rate	10%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
CECO Environmental	1.6
Artivion	1.4
Newpark Resources	1.4
Graham Corporation	1.3
American Superconductor	1.3
VSE Corporation	1.3
QuinStreet	1.3
Shoe Carnival	1.3
CRA International	1.3
Arlo Technologies	1.3

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RMC-CC-STSR-0624

The Royce Funds	June 30, 2024

Royce Micro-Cap Fund Investment Class—RYOTX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Micro-Cap Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Micro-Cap Fund—Investment Class	$62	1.23%

¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$300
Number of Holdings	123
Turnover Rate	10%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
CECO Environmental	1.6
Artivion	1.4
Newpark Resources	1.4
Graham Corporation	1.3
American Superconductor	1.3
VSE Corporation	1.3
QuinStreet	1.3
Shoe Carnival	1.3
CRA International	1.3
Arlo Technologies	1.3

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RMC-IC-STSR-0624

The Royce Funds	June 30, 2024

Royce Micro-Cap Fund Service Class—RMCFX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Micro-Cap Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Micro-Cap Fund—Service Class	$75	1.49%

¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$300
Number of Holdings	123
Turnover Rate	10%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
CECO Environmental	1.6
Artivion	1.4
Newpark Resources	1.4
Graham Corporation	1.3
American Superconductor	1.3
VSE Corporation	1.3
QuinStreet	1.3
Shoe Carnival	1.3
CRA International	1.3
Arlo Technologies	1.3

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RMC-SC-STSR-0624

The Royce Funds	June 30, 2024

Royce Small-Cap Opportunity Fund Consultant Class—ROFCX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—Consultant Class	$113	2.24%

¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$1,238
Number of Holdings	225
Turnover Rate	15%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
CECO Environmental	0.9
Artivion	0.9
Ultra Clean Holdings	0.8
VSE Corporation	0.8
Veeco Instruments	0.8
Kyndryl Holdings	0.8
Lakeland Industries	0.8
AAR Corp.	0.8
Select Water Solutions Cl. A	0.8
Carpenter Technology	0.8

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	ROF-CC-STSR-0624

The Royce Funds	June 30, 2024

Royce Small-Cap Opportunity Fund Investment Class—RYPNX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—Investment Class	$62	1.22%

¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$1,238
Number of Holdings	225
Turnover Rate	15%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
CECO Environmental	0.9
Artivion	0.9
Ultra Clean Holdings	0.8
VSE Corporation	0.8
Veeco Instruments	0.8
Kyndryl Holdings	0.8
Lakeland Industries	0.8
AAR Corp.	0.8
Select Water Solutions Cl. A	0.8
Carpenter Technology	0.8

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	ROF-IC-STSR-0624

The Royce Funds	June 30, 2024

Royce Small-Cap Opportunity Fund Institutional Class—ROFIX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—Institutional Class	$57	1.12%

¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$1,238
Number of Holdings	225
Turnover Rate	15%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
CECO Environmental	0.9
Artivion	0.9
Ultra Clean Holdings	0.8
VSE Corporation	0.8
Veeco Instruments	0.8
Kyndryl Holdings	0.8
Lakeland Industries	0.8
AAR Corp.	0.8
Select Water Solutions Cl. A	0.8
Carpenter Technology	0.8

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	ROF-INC-STSR-0624

The Royce Funds	June 30, 2024

Royce Small-Cap Opportunity Fund R Class—ROFRX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—R Class	$93	1.85%

¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$1,238
Number of Holdings	225
Turnover Rate	15%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
CECO Environmental	0.9
Artivion	0.9
Ultra Clean Holdings	0.8
VSE Corporation	0.8
Veeco Instruments	0.8
Kyndryl Holdings	0.8
Lakeland Industries	0.8
AAR Corp.	0.8
Select Water Solutions Cl. A	0.8
Carpenter Technology	0.8

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	ROF-RC-STSR-0624

The Royce Funds	June 30, 2024

Royce Small-Cap Opportunity Fund Service Class—RYOFX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—Service Class	$75	1.49%

¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$1,238
Number of Holdings	225
Turnover Rate	15%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
CECO Environmental	0.9
Artivion	0.9
Ultra Clean Holdings	0.8
VSE Corporation	0.8
Veeco Instruments	0.8
Kyndryl Holdings	0.8
Lakeland Industries	0.8
AAR Corp.	0.8
Select Water Solutions Cl. A	0.8
Carpenter Technology	0.8

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	ROF-SC-STSR-0624

The Royce Funds	June 30, 2024

Royce Premier Fund Consultant Class—RPRCX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Premier Fund—Consultant Class	$112	2.24%

¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$1,396
Number of Holdings	50
Turnover Rate	7%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
MKS Instruments	3.2
Innospec	3.0
Stella-Jones	3.0
Arcosa	3.0
SEI Investments	2.9
Kadant	2.8
FirstService Corporation	2.8
Reliance	2.7
Cirrus Logic	2.7
Haemonetics Corporation	2.6

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RPR-CC-STSR-0624

The Royce Funds	June 30, 2024

Royce Premier Fund Investment Class—RYPRX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Premier Fund—Investment Class	$59	1.18%
¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$1,396
Number of Holdings	50
Turnover Rate	7%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
MKS Instruments	3.2
Innospec	3.0
Stella-Jones	3.0
Arcosa	3.0
SEI Investments	2.9
Kadant	2.8
FirstService Corporation	2.8
Reliance	2.7
Cirrus Logic	2.7
Haemonetics Corporation	2.6

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RPR-IC-STSR-0624

The Royce Funds	June 30, 2024

Royce Premier Fund Institutional Class—RPFIX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Premier Fund—Institutional Class	$55	1.11%
¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$1,396
Number of Holdings	50
Turnover Rate	7%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
MKS Instruments	3.2
Innospec	3.0
Stella-Jones	3.0
Arcosa	3.0
SEI Investments	2.9
Kadant	2.8
FirstService Corporation	2.8
Reliance	2.7
Cirrus Logic	2.7
Haemonetics Corporation	2.6

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RPR-INC-STSR-0624

The Royce Funds	June 30, 2024

Royce Premier Fund Service Class—RPFFX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Premier Fund—Service Class	$74	1.49%
¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$1,396
Number of Holdings	50
Turnover Rate	7%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
MKS Instruments	3.2
Innospec	3.0
Stella-Jones	3.0
Arcosa	3.0
SEI Investments	2.9
Kadant	2.8
FirstService Corporation	2.8
Reliance	2.7
Cirrus Logic	2.7
Haemonetics Corporation	2.6

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RPR-SC-STSR-0624

The Royce Funds	June 30, 2024

Royce Small-Cap Special Equity Fund Consultant Class—RSQCX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Special Equity Fund—Consultant Class	$110	2.24%
¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$707
Number of Holdings	34
Turnover Rate	2%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
Encore Wire	8.1
Vishay Intertechnology	5.1
Mueller Industries	4.5
John B. Sanfilippo & Son	4.2
Ennis	4.0
TEGNA	3.9
Standard Motor Products	3.8
United States Lime & Minerals	3.7
Ingles Markets Cl. A	3.7
Movado Group	3.6

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RSE-CC-STSR-0624

The Royce Funds	June 30, 2024

Royce Small-Cap Special Equity Fund Investment Class—RYSEX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Special Equity Fund—Investment Class	$60	1.22%
¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$707
Number of Holdings	34
Turnover Rate	2%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
Encore Wire	8.1
Vishay Intertechnology	5.1
Mueller Industries	4.5
John B. Sanfilippo & Son	4.2
Ennis	4.0
TEGNA	3.9
Standard Motor Products	3.8
United States Lime & Minerals	3.7
Ingles Markets Cl. A	3.7
Movado Group	3.6

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RSE-IC-STSR-0624

The Royce Funds	June 30, 2024

Royce Small-Cap Special Equity Fund Institutional Class—RSEIX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Special Equity Fund—Institutional Class	$56	1.13%
¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$707
Number of Holdings	34
Turnover Rate	2%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
Encore Wire	8.1
Vishay Intertechnology	5.1
Mueller Industries	4.5
John B. Sanfilippo & Son	4.2
Ennis	4.0
TEGNA	3.9
Standard Motor Products	3.8
United States Lime & Minerals	3.7
Ingles Markets Cl. A	3.7
Movado Group	3.6

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RSE-INC-STSR-0624

The Royce Funds	June 30, 2024

Royce Small-Cap Special Equity Fund Service Class—RSEFX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Special Equity Fund—Service Class	$74	1.49%
¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$707
Number of Holdings	34
Turnover Rate	2%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
Encore Wire	8.1
Vishay Intertechnology	5.1
Mueller Industries	4.5
John B. Sanfilippo & Son	4.2
Ennis	4.0
TEGNA	3.9
Standard Motor Products	3.8
United States Lime & Minerals	3.7
Ingles Markets Cl. A	3.7
Movado Group	3.6

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RSE-SC-STSR-0624

The Royce Funds	June 30, 2024

Royce Small-Cap Total Return Fund Consultant Class—RYTCX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—Consultant Class	$111	2.23%
¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$1,007
Number of Holdings	67
Turnover Rate	31%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
International General Insurance Holdings	3.2
Kyndryl Holdings	3.0
Advance Auto Parts	2.8
Kulicke & Soffa Industries	2.5
Ziff Davis	2.4
Coherent Corp.	2.4
Air Lease Cl. A	2.4
Axis Capital Holdings	2.3
Element Solutions	2.2
Barrett Business Services	2.2

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RTR-CC-STSR-0624

The Royce Funds	June 30, 2024

Royce Small-Cap Total Return Fund Investment Class—RYTRX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—Investment Class	$61	1.21%
¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$1,007
Number of Holdings	67
Turnover Rate	31%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
International General Insurance Holdings	3.2
Kyndryl Holdings	3.0
Advance Auto Parts	2.8
Kulicke & Soffa Industries	2.5
Ziff Davis	2.4
Coherent Corp.	2.4
Air Lease Cl. A	2.4
Axis Capital Holdings	2.3
Element Solutions	2.2
Barrett Business Services	2.2

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RTR-IC-STSR-0624

The Royce Funds	June 30, 2024

Royce Small-Cap Total Return Fund Institutional Class—RTRIX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—Institutional Class	$56	1.12%
¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$1,007
Number of Holdings	67
Turnover Rate	31%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
International General Insurance Holdings	3.2
Kyndryl Holdings	3.0
Advance Auto Parts	2.8
Kulicke & Soffa Industries	2.5
Ziff Davis	2.4
Coherent Corp.	2.4
Air Lease Cl. A	2.4
Axis Capital Holdings	2.3
Element Solutions	2.2
Barrett Business Services	2.2

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RTR-INC-STSR-0624

The Royce Funds	June 30, 2024

Royce Small-Cap Total Return Fund R Class—RTRRX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—R Class	$94	1.89%
¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$1,007
Number of Holdings	67
Turnover Rate	31%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
International General Insurance Holdings	3.2
Kyndryl Holdings	3.0
Advance Auto Parts	2.8
Kulicke & Soffa Industries	2.5
Ziff Davis	2.4
Coherent Corp.	2.4
Air Lease Cl. A	2.4
Axis Capital Holdings	2.3
Element Solutions	2.2
Barrett Business Services	2.2

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RTR-RC-STSR-0624

The Royce Funds	June 30, 2024

Royce Small-Cap Total Return Fund Service Class—RYTFX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—Service Class	$74	1.49%
¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$1,007
Number of Holdings	67
Turnover Rate	31%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
International General Insurance
Holdings	3.2
Kyndryl Holdings	3.0
Advance Auto Parts	2.8
Kulicke & Soffa Industries	2.5
Ziff Davis	2.4
Coherent Corp.	2.4
Air Lease Cl. A	2.4
Axis Capital Holdings	2.3
Element Solutions	2.2
Barrett Business Services	2.2

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RTR-SC-STSR-0624

The Royce Funds	June 30, 2024

Royce Smaller-Companies Growth Fund Investment Class—RVPHX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Smaller-Companies Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Smaller-Companies Growth Fund—Investment Class	$64	1.24%
¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$178
Number of Holdings	80
Turnover Rate	36%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
VSE Corporation	3.5
FTAI Aviation	3.1
JFrog	3.0
Freshpet	2.5
CyberArk Software	2.3
Zeta Global Holdings Cl. A	2.2
Texas Roadhouse	2.1
Agilysys	2.0
Distribution Solutions Group	2.0
DraftKings Cl. A	2.0

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RVP-IC-STSR-0624

The Royce Funds	June 30, 2024

Royce Smaller-Companies Growth Fund Institutional Class—RVPIX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Smaller-Companies Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Smaller-Companies Growth Fund—Institutional Class	$64	1.24%
¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$178
Number of Holdings	80
Turnover Rate	36%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
VSE Corporation	3.5
FTAI Aviation	3.1
JFrog	3.0
Freshpet	2.5
CyberArk Software	2.3
Zeta Global Holdings Cl. A	2.2
Texas Roadhouse	2.1
Agilysys	2.0
Distribution Solutions Group	2.0
DraftKings Cl. A	2.0

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RVP-INC-STSR-0624

The Royce Funds	June 30, 2024

Royce Smaller-Companies Growth Fund Service Class—RYVPX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Smaller-Companies Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Smaller-Companies Growth Fund—Service Class	$76	1.49%
¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$178
Number of Holdings	80
Turnover Rate	36%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
VSE Corporation	3.5
FTAI Aviation	3.1
JFrog	3.0
Freshpet	2.5
CyberArk Software	2.3
Zeta Global Holdings Cl. A	2.2
Texas Roadhouse	2.1
Agilysys	2.0
Distribution Solutions Group	2.0
DraftKings Cl. A	2.0

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RVP-SC-STSR-0624

The Royce Funds	June 30, 2024

Royce Small-Cap Value Fund Investment Class—RVVHX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Small-Cap Value Fund-Investment Class	$61	1.24%
¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$112
Number of Holdings	83
Turnover Rate	24%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
PulteGroup	1.9
Sanmina Corporation	1.9
M/I Homes	1.9
SilverBow Resources	1.8
Flex	1.7
Tri Pointe Homes	1.7
ePlus	1.7
Shoe Carnival	1.6
Village Super Market Cl. A	1.6
Caleres	1.6

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RVV-IC-STSR-0624

The Royce Funds	June 30, 2024

Royce Small-Cap Value Fund Service Class—RYVFX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Small-Cap Value Fund-Service Class	$73	1.49%
¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$112
Number of Holdings	83
Turnover Rate	24%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
PulteGroup	1.9
Sanmina Corporation	1.9
M/I Homes	1.9
SilverBow Resources	1.8
Flex	1.7
Tri Pointe Homes	1.7
ePlus	1.7
Shoe Carnival	1.6
Village Super Market Cl. A	1.6
Caleres	1.6

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RVV-SC-STSR-0624

Item 2. Code(s) of Ethics. Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert. Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services. Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants. Not Applicable.

Item 6. Investments.

(a) Please see the Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Royce Funds

Financial Statements and Other Important Information

Semiannual—June 30, 2024

Royce Dividend Value Fund

Royce Global Financial Services Fund

Royce International Premier Fund

Royce Micro-Cap Fund

Royce Premier Fund

Royce Small-Cap Fund

Royce Small-Cap Opportunity Fund

Royce Small-Cap Special Equity Fund

Royce Small-Cap Total Return Fund

Royce Small-Cap Value Fund

Royce Smaller-Companies Growth Fund

Schedules of Investments

Royce Dividend Value Fund

Common Stocks – 91.9%

	SHARES	VALUE

CONSUMER DISCRETIONARY – 5.5%
HOTELS, RESTAURANTS & LEISURE - 0.2%
Travel + Leisure	3,100	$139,438
HOUSEHOLD DURABLES - 3.9%
Vistry Group [1,2]	77,500	1,153,925
Worthington Enterprises	30,000	1,419,900
		2,573,825
SPECIALTY RETAIL - 1.4%
USS [1]	112,000	942,601
Total (Cost $1,449,792)		3,655,864

ENERGY – 1.6%
OIL, GAS & CONSUMABLE FUELS - 1.6%
Gaztransport Et Technigaz [1]	7,800	1,016,581
Total (Cost $491,861)		1,016,581

FINANCIALS – 34.7%
BANKS - 5.5%
BOK Financial	15,414	1,412,539
First Citizens BancShares Cl. A	1,314	2,212,264
		3,624,803
CAPITAL MARKETS - 25.3%
Artisan Partners Asset Management Cl. A	25,600	1,056,512
B3-Brasil, Bolsa, Balcao	336,600	616,587
Bolsa Mexicana de Valores	444,000	750,638
Canaccord Genuity Group	31,500	194,795
Carlyle Group	76,020	3,052,203
Evercore Cl. A	13,500	2,813,805
KKR & Co.	19,138	2,014,083
Moelis & Company Cl. A	19,359	1,100,753
SEI Investments	37,900	2,451,751
Sprott	37,500	1,555,042
State Street	15,120	1,118,880
		16,725,049
CONSUMER FINANCE - 1.8%
goeasy	8,125	1,170,717
INSURANCE - 2.1%
Assured Guaranty	17,900	1,380,985
Total (Cost $10,829,959)		22,901,554

HEALTH CARE – 4.0%
HEALTH CARE PROVIDERS & SERVICES - 1.4%
Ensign Group (The)	7,439	920,130
PHARMACEUTICALS - 2.6%
Recordati Industria Chimica e Farmaceutica [1]	24,210	1,265,977
Santen Pharmaceutical [1]	41,600	424,627
		1,690,604
Total (Cost $808,041)		2,610,734

INDUSTRIALS – 30.0%
AEROSPACE & DEFENSE - 5.1%
HEICO Corporation Cl. A	18,800	3,337,376
BUILDING PRODUCTS - 0.7%
Geberit [1]	800	473,538
CONSTRUCTION & ENGINEERING - 1.6%
Comfort Systems USA	3,584	1,089,966
ELECTRICAL EQUIPMENT - 2.9%
Hubbell Incorporated	5,295	1,935,217
MACHINERY - 5.8%
Graco	20,179	1,599,791
Lincoln Electric Holdings	2,255	425,383
Lindsay Corporation	5,287	649,667
Spirax Group [1]	10,782	1,156,714
		3,831,555
MARINE TRANSPORTATION - 1.3%
Clarkson [1]	16,707	874,726
PROFESSIONAL SERVICES - 6.2%
KBR	28,573	1,832,672
Korn Ferry	8,723	585,662
ManpowerGroup	19,300	1,347,140
Robert Half	4,794	306,720
		4,072,194
TRADING COMPANIES & DISTRIBUTORS - 6.4%
Applied Industrial Technologies	13,642	2,646,548
FTAI Aviation	15,031	1,551,650
		4,198,198
Total (Cost $4,394,495)		19,812,770

MATERIALS – 14.6%
CHEMICALS - 2.1%
Quaker Houghton	6,122	1,038,903
Scotts Miracle-Gro Cl. A	5,000	325,300
		1,364,203
CONTAINERS & PACKAGING - 2.6%
AptarGroup	12,238	1,723,233
METALS & MINING - 9.9%
Franco-Nevada	16,500	1,955,580
Reliance	4,982	1,422,859
Royal Gold	17,500	2,190,300
Worthington Steel	30,000	1,000,800
		6,569,539
Total (Cost $3,651,598)		9,656,975

REAL ESTATE – 1.5%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
RMR Group (The) Cl. A	32,700	739,020
SPECIALIZED REITS - 0.4%
OUTFRONT Media	17,900	255,970
Total (Cost $1,229,161)		994,990

TOTAL COMMON STOCKS
(Cost $22,854,907)		60,649,468

REPURCHASE AGREEMENT– 8.2%
Fixed Income Clearing Corporation, 4.75% dated 6/28/24, due 7/1/24, maturity value $5,434,120 (collateralized by obligations of U.S. Government Agencies, 3.625% due 5/15/26, valued at $5,540,667)
(Cost $5,431,970)		5,431,970

TOTAL INVESTMENTS – 100.1%
(Cost $28,286,877)		66,081,438

LIABILITIES LESS CASH AND OTHER ASSETS – (0.1)%		(64,097)

NET ASSETS – 100.0%		$66,017,341

See Notes to Financial Statements	1

June 30, 2024 (unaudited)

Royce Global Financial Services Fund

Common Stocks – 97.5%

	SHARES	VALUE

BANKS - 11.6%
Bank of N.T. Butterfield & Son	5,805	$203,872
BOK Financial	8,935	818,803
Capital City Bank Group	16,988	483,139
First Citizens BancShares Cl. A	808	1,360,357
Western Alliance Bancorp	8,000	502,560
Total (Cost $1,516,825)		3,368,731

CAPITAL MARKETS - 53.0%
Ares Management Cl. A	3,998	532,854
Artisan Partners Asset Management Cl. A	7,512	310,020
B3-Brasil, Bolsa, Balcao	183,000	335,221
Carlyle Group	21,185	850,578
Charles Schwab	10,270	756,796
Coronation Fund Managers [1]	30,600	60,395
CRISIL [1]	14,000	712,490
Donnelley Financial Solutions [2]	5,128	305,731
EFG Holding [1,2]	277,186	113,691
GCM Grosvenor Cl. A	21,300	207,888
Intermediate Capital Group [1]	39,111	1,071,495
JSE [1]	51,000	304,124
KKR & Co.	13,057	1,374,119
MarketAxess Holdings	1,423	285,354
MarketWise Cl. A	88,300	102,428
Morningstar	1,199	354,724
NZX [1]	580,000	377,918
Onex Corporation	11,615	789,757
Rand Capital	5,000	76,500
SEI Investments	9,540	617,143
Silvercrest Asset Management Group Cl. A	27,612	430,471
Sprott	36,450	1,511,501
StoneX Group [2]	8,971	675,606
Tel Aviv Stock Exchange [1]	232,705	1,664,620
TMX Group	22,233	618,861
U.S. Global Investors Cl. A	165,500	431,955
Virtu Financial Cl. A	10,476	235,186
Warsaw Stock Exchange [1]	23,169	279,092
Total (Cost $8,036,381)		15,386,518

CONSUMER FINANCE - 2.1%
goeasy	4,300	619,580
Total (Cost $400,901)		619,580

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.4%
Crane NXT	6,500	399,230
Total (Cost $260,788)		399,230

FINANCIAL SERVICES - 3.7%
Banco Latinoamericano de Comercio Exterior Cl. E	25,700	762,519
ECN Capital	100,000	122,071
PayPal Holdings [2]	3,466	201,132
Total (Cost $735,194)		1,085,722

INSURANCE - 8.5%
Assured Guaranty	7,594	585,877
Axis Capital Holdings	11,554	816,290
E-L Financial	1,327	1,072,086
Total (Cost $1,616,927)		2,474,253

METALS & MINING - 3.5%
Franco-Nevada	8,571	1,015,835
Total (Cost $373,656)		1,015,835

PROFESSIONAL SERVICES - 0.2%
Quess Corp [1]	8,900	64,294
Total (Cost $40,822)		64,294

REAL ESTATE MANAGEMENT & DEVELOPMENT - 8.6%
Altus Group	23,760	877,421
FirstService Corporation	7,541	1,149,022
Real Matters [2]	100,000	459,047
Total (Cost $1,236,206)		2,485,490

SOFTWARE - 1.3%
Envestnet [2]	6,000	375,540
Total (Cost $256,690)		375,540

TRADING COMPANIES & DISTRIBUTORS - 3.6%
FTAI Aviation	10,000	1,032,300
Total (Cost $259,576)		1,032,300

TOTAL COMMON STOCKS
(Cost $14,733,966)		28,307,493

REPURCHASE AGREEMENT– 2.6%
Fixed Income Clearing Corporation, 4.75% dated 6/28/24, due 7/1/24, maturity value $761,111 (collateralized by obligations of U.S. Government Agencies, 3.625% due 5/15/26, valued at $776,120)
(Cost $760,810)		760,810

TOTAL INVESTMENTS – 100.1%
(Cost $15,494,776)		29,068,303

LIABILITIES LESS CASH AND OTHER ASSETS – (0.1)%		(31,339)

NET ASSETS – 100.0%		$29,036,964

See Notes to Financial Statements	2

Schedules of Investments

Royce International Premier Fund

Common Stocks – 95.2%

	SHARES	VALUE

AUSTRALIA – 6.3%
Hansen Technologies [1]	2,666,427	$8,076,734
IPH [1]	1,628,899	6,792,918
†Johns Lyng Group [1]	1,352,031	5,114,394
Total (Cost $16,729,884)		19,984,046

BELGIUM – 1.7%
Azelis Group [1]	302,623	5,398,436
Total (Cost $6,841,346)		5,398,436

BRAZIL – 3.4%
Odontoprev	2,699,377	5,485,577
TOTVS	970,766	5,284,415
Total (Cost $10,055,193)		10,769,992

CANADA – 3.7%
Enghouse Systems	269,492	5,943,184
Open Text	196,962	5,914,403
Total (Cost $14,223,554)		11,857,587

FINLAND – 1.6%
Enento Group [1]	284,555	5,003,579
Total (Cost $6,477,126)		5,003,579

FRANCE – 3.6%
Antin Infrastructure Partners [1]	403,403	4,900,263
Lectra [1]	156,896	4,628,047
Robertet [1]	1,961	1,714,435
Total (Cost $12,821,976)		11,242,745

GERMANY – 0.8%
†CTS Eventim AG & Co. [1]	29,991	2,503,171
Total (Cost $2,682,116)		2,503,171

ISRAEL – 1.7%
†Nice ADR [2]	31,188	5,363,400
Total (Cost $6,362,696)		5,363,400

ITALY – 4.9%
Carel Industries [1]	294,471	5,455,653
DiaSorin [1]	55,025	5,466,789
GVS [1,2]	671,468	4,716,329
Total (Cost $14,269,956)		15,638,771

JAPAN – 22.7%
As One [1]	352,200	6,296,401
BML [1]	339,200	6,081,926
Fukui Computer Holdings [1]	142,000	2,233,758
†Hirose Electric [1]	52,900	5,858,067
JCU [1]	254,000	6,331,319
Maruwa [1]	25,400	6,106,939
MEITEC Group Holdings [1]	179,300	3,628,669
NSD [1]	181,400	3,476,365
OBIC Business Consultants [1]	145,100	6,103,093
Riken Keiki [1]	249,300	6,567,496
TKC Corporation [1]	326,800	7,055,244
USS [1]	671,800	5,653,922
Zuken [1]	243,100	6,405,605
Total (Cost $63,036,966)		71,798,804

JERSEY – 1.9%
JTC [1]	502,432	6,109,926
Total (Cost $4,247,296)		6,109,926

NETHERLANDS – 1.7%
IMCD [1]	39,834	5,514,397
Total (Cost $3,442,961)		5,514,397

POLAND – 1.8%
Asseco Poland [1]	294,346	5,838,879
Total (Cost $4,701,737)		5,838,879

SINGAPORE – 1.9%
XP Power [1]	323,616	6,053,893
Total (Cost $4,657,488)		6,053,893

SOUTH KOREA – 2.0%
NICE Information Service [1]	768,182	6,332,857
Total (Cost $13,422,133)		6,332,857

SWEDEN – 8.0%
Alimak Group [1]	373,713	4,062,098
Karnov Group [1,2]	602,492	4,021,976
Loomis [1]	186,404	4,862,932
Norva24 Group [1,2]	2,139,277	5,831,900
†Sdiptech [1,2]	69,496	2,115,703
†Vitec Software Group [1]	82,486	4,279,627
Total (Cost $22,616,505)		25,174,236

SWITZERLAND – 4.0%
Kardex Holding [1]	22,540	5,708,218
Partners Group Holding [1]	2,644	3,400,208
VZ Holding [1]	27,214	3,486,394
Total (Cost $4,873,522)		12,594,820

UNITED KINGDOM – 23.5%
†Ashtead Technology Holdings [1]	454,216	4,370,309
Auction Technology Group [1,2]	731,134	4,605,748
Croda International [1]	45,660	2,268,666
CVS Group [1]	408,732	5,208,956
Diploma [1]	117,624	6,137,326
DiscoverIE Group [1]	699,134	5,935,312
†Halma [1]	159,811	5,440,739
Intertek Group [1]	107,299	6,506,268
Learning Technologies Group [1]	5,709,486	6,091,241
Marlowe [1]	926,629	5,039,817
Mortgage Advice Bureau Holdings [1]	415,552	4,296,237
Restore [1]	1,802,181	6,106,473
Rightmove [1]	715,815	4,837,307
Spirax Group [1]	33,694	3,614,757
Victrex [1]	279,752	4,057,184
Total (Cost $72,702,190)		74,516,340

TOTAL COMMON STOCKS
(Cost $284,164,645)		301,695,879

PREFERRED STOCK – 1.5%
GERMANY – 1.5%
FUCHS[1]	99,575	4,548,924
(Cost $3,584,508)		4,548,924

See Notes to Financial Statements	3

June 30, 2024 (unaudited)

Royce International Premier Fund (continued)

VALUE

REPURCHASE AGREEMENT– 1.5%
Fixed Income Clearing Corporation, 4.75% dated 6/28/24, due 7/1/24, maturity value $4,863,679 (collateralized by obligations of U.S. Government Agencies, 3.625% due 5/15/26, valued at $4,959,161)
(Cost $4,861,755)	$4,861,755

TOTAL INVESTMENTS – 98.2%
(Cost $292,610,908)	311,106,558

CASH AND OTHER ASSETS LESS LIABILITIES – 1.8%	5,719,710

NET ASSETS – 100.0%	$316,826,268

Royce Micro-Cap Fund

Common Stocks – 97.7%

	SHARES

COMMUNICATION SERVICES – 4.7%
ENTERTAINMENT - 0.9%
IMAX Corporation [2]	159,100	2,668,107
INTERACTIVE MEDIA & SERVICES - 1.7%
DHI Group [2]	348,731	728,848
QuinStreet [2]	236,710	3,927,019
†Vimeo [2]	113,633	423,851
		5,079,718
MEDIA - 2.1%
Entravision Communications Cl. A	116,933	237,374
Innovid Corp. [2]	916,227	1,695,020
Magnite [2]	214,167	2,846,279
Thryv Holdings [2]	97,704	1,741,085
		6,519,758
Total (Cost $10,897,687)		14,267,583

CONSUMER DISCRETIONARY – 12.6%
AUTOMOBILE COMPONENTS - 1.9%
Modine Manufacturing [2]	32,717	3,277,916
Stoneridge [2]	163,670	2,612,173
		5,890,089
DIVERSIFIED CONSUMER SERVICES - 0.9%
Lincoln Educational Services [2]	224,238	2,659,463
HOTELS, RESTAURANTS & LEISURE - 1.3%
Century Casinos [2]	430,485	1,192,444
Lindblad Expeditions Holdings [2]	283,196	2,732,841
		3,925,285
HOUSEHOLD DURABLES - 1.9%
Hovnanian Enterprises Cl. A [2]	20,328	2,884,950
Legacy Housing [2]	117,973	2,706,300
		5,591,250
LEISURE PRODUCTS - 1.4%
American Outdoor Brands [2]	282,224	2,540,016
MasterCraft Boat Holdings [2]	85,300	1,610,464
		4,150,480
SPECIALTY RETAIL - 4.5%
Beyond [2]	125,133	1,636,740
Citi Trends [2]	129,516	2,753,510
OneWater Marine Cl. A [2]	95,860	2,642,860
Shoe Carnival	105,822	3,903,774
Zumiez [2]	127,900	2,491,492
		13,428,376
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
Fossil Group [2]	175,828	253,192
Vera Bradley [2]	304,120	1,903,791
		2,156,983
Total (Cost $28,975,719)		37,801,926

CONSUMER STAPLES – 0.7%
FOOD PRODUCTS - 0.7%
Seneca Foods Cl. A [2]	36,345	2,086,203
Total (Cost $1,995,697)		2,086,203

ENERGY – 3.8%
ENERGY EQUIPMENT & SERVICES - 3.8%
Natural Gas Services Group [2]	176,014	3,541,402
Newpark Resources [2]	504,400	4,191,564
Profire Energy [2]	1,404,632	1,994,577
Ranger Energy Services Cl. A	153,277	1,612,474
Total (Cost $6,107,444)		11,340,017

See Notes to Financial Statements	4

Schedules of Investments

Royce Micro-Cap Fund (continued)

	SHARES	VALUE

FINANCIALS - 12.2%
BANKS - 7.8%
BayCom Corp.	148,162	$3,015,097
Customers Bancorp [2]	69,000	3,310,620
HarborOne Bancorp	251,253	2,796,446
HBT Financial	153,472	3,133,898
HomeTrust Bancshares	111,500	3,348,345
Investar Holding	179,900	2,770,460
Midway Investments [2,3]	1,858,170	0
Stellar Bancorp	99,377	2,281,696
Western New England Bancorp	389,115	2,677,111
		23,333,673
CAPITAL MARKETS - 3.6%
Canaccord Genuity Group	400,517	2,476,791
Silvercrest Asset Management Group Cl. A	161,773	2,522,041
Sprott	70,380	2,918,503
StoneX Group [2]	39,469	2,972,410
		10,889,745
FINANCIAL SERVICES - 0.8%
Cass Information Systems	58,216	2,332,715
Total (Cost $30,684,717)		36,556,133

HEALTH CARE - 8.4%
BIOTECHNOLOGY - 2.5%
ARS Pharmaceuticals [2,4]	203,124	1,728,585
CareDx [2]	179,671	2,790,291
Dynavax Technologies [2]	185,200	2,079,796
MeiraGTx Holdings [2]	240,893	1,014,160
		7,612,832
HEALTH CARE EQUIPMENT & SUPPLIES - 2.9%
Apyx Medical [2]	602,455	807,290
Artivion [2]	169,055	4,336,261
Profound Medical [2]	227,937	1,952,722
†Zynex [2]	160,286	1,493,865
		8,590,138
LIFE SCIENCES TOOLS & SERVICES - 2.0%
BioLife Solutions [2]	107,908	2,312,469
Harvard Bioscience [2]	641,759	1,829,013
Mesa Laboratories	22,621	1,962,824
		6,104,306
PHARMACEUTICALS - 1.0%
Harrow [2]	138,016	2,883,154
Total (Cost $25,300,365)		25,190,430

INDUSTRIALS - 26.6%
AEROSPACE & DEFENSE - 1.2%
Astronics Corporation [2]	129,200	2,587,876
CPI Aerostructures [2]	343,190	847,679
†Park Aerospace	13,903	190,193
		3,625,748
BUILDING PRODUCTS - 1.0%
Quanex Building Products	111,694	3,088,339
COMMERCIAL SERVICES & SUPPLIES - 4.5%
Acme United	77,030	2,701,442
CECO Environmental [2]	163,007	4,702,752
Montrose Environmental Group [2]	48,745	2,172,077
VSE Corporation	45,330	4,001,733
		13,578,004
CONSTRUCTION & ENGINEERING - 3.3%
†Bowman Consulting Group [2]	55,615	1,768,001
Concrete Pumping Holdings [2]	276,163	1,659,740
IES Holdings [2]	21,428	2,985,563
Northwest Pipe [2]	105,247	3,575,240
		9,988,544
ELECTRICAL EQUIPMENT - 1.4%
American Superconductor [2]	172,739	4,040,365
GROUND TRANSPORTATION - 0.7%
Covenant Logistics Group Cl. A	42,786	2,108,922
MACHINERY - 5.9%
Alimak Group [1]	199,400	2,167,392
Commercial Vehicle Group [2]	291,407	1,427,894
Graham Corporation [2]	143,624	4,044,452
Luxfer Holdings	177,419	2,056,286
Porvair [1]	329,800	2,750,725
Shyft Group (The)	187,523	2,224,023
Wabash National	136,956	2,991,119
		17,661,891
MARINE TRANSPORTATION - 1.2%
Clarkson [1]	71,210	3,728,331
PROFESSIONAL SERVICES - 4.8%
CRA International	22,225	3,827,590
Forrester Research [2]	89,604	1,530,436
Kforce	39,732	2,468,549
NV5 Global [2]	24,400	2,268,468
Resources Connection	217,997	2,406,687
TrueBlue [2]	171,976	1,771,353
		14,273,083
TRADING COMPANIES & DISTRIBUTORS - 2.6%
†Alta Equipment Group	80,051	643,610
Distribution Solutions Group [2]	112,248	3,367,440
Transcat [2]	30,555	3,656,823
		7,667,873
Total (Cost $52,807,593)		79,761,100

INFORMATION TECHNOLOGY - 24.6%
COMMUNICATIONS EQUIPMENT - 3.4%
Applied Optoelectronics [2]	201,126	1,667,335
Clearfield [2]	72,448	2,793,595
Digi International [2]	102,500	2,350,325
Genasys [2]	567,594	1,200,461
Harmonic [2]	195,900	2,305,743
		10,317,459
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 8.0%
Arlo Technologies [2]	291,725	3,804,094
†Bel Fuse Cl. B	39,667	2,587,875
FARO Technologies [2]	168,114	2,689,824
LightPath Technologies Cl. A [2]	852,684	1,074,382
Luna Innovations [2]	460,269	1,472,861
nLIGHT [2]	270,257	2,953,909
PAR Technology [2]	75,000	3,531,750
Powerfleet NJ [2]	539,309	2,464,642
†SmartRent Cl. A 2	319,702	764,088
Vishay Precision Group [2]	83,000	2,526,520
		23,869,945
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.8%
Aehr Test Systems [2,4]	119,656	1,336,557
Amtech Systems [2]	285,853	1,675,099
AXT [2]	496,600	1,678,508
Camtek	26,729	3,347,540
Cohu [2]	82,400	2,727,440

See Notes to Financial Statements	5

June 30, 2024 (unaudited)

Royce Micro-Cap Fund (continued)

	SHARES	VALUE

INFORMATION TECHNOLOGY (continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
Ichor Holdings [2]	85,900	$3,311,445
inTEST Corporation [2]	213,279	2,107,196
Kopin Corporation [2]	795,051	667,763
Nova [2]	16,115	3,779,451
NVE Corporation	34,143	2,550,141
PDF Solutions [2]	68,600	2,495,668
Photronics [2]	121,704	3,002,438
Ultra Clean Holdings [2]	77,389	3,792,061
		32,471,307
SOFTWARE - 0.9%
Agilysys [2]	26,290	2,737,840
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.5%
AstroNova [2]	168,405	2,600,173
Intevac [2]	509,044	1,964,910
		4,565,083
Total (Cost $55,183,590)		73,961,634

MATERIALS - 3.5%
CHEMICALS - 1.1%
Aspen Aerogels [2]	80,578	1,921,785
Core Molding Technologies [2]	94,294	1,503,047
		3,424,832
METALS & MINING - 2.4%
Altius Minerals	109,900	1,702,263
Ferroglobe	397,896	2,132,723
Major Drilling Group International [2]	507,100	3,365,716
		7,200,702
Total (Cost $8,305,040)		10,625,534

REAL ESTATE - 0.6%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
FRP Holdings [2]	59,150	1,686,958
Total (Cost $534,936)		1,686,958

TOTAL COMMON STOCKS
(Cost $220,792,788)		293,277,518

REPURCHASE AGREEMENT- 2.4%
Fixed Income Clearing Corporation, 4.75% dated 6/28/24, due 7/1/24, maturity value $7,277,089 (collateralized by obligations of U.S. Government Agencies, 3.625% due 5/15/26, valued at $7,419,753)
(Cost $7,274,209)		7,274,209

COLLATERAL RECEIVED FOR SECURITIES LOANED - 0.1%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-5.18%)
(Cost $271,625)	271,625	271,625

TOTAL INVESTMENTS - 100.2%
(Cost $228,338,622)		300,823,352

LIABILITIES LESS CASH AND OTHER ASSETS - (0.2)%		(685,924)

NET ASSETS - 100.0%		$300,137,428

Royce Premier Fund

Common Stocks – 95.4%

COMMUNICATION SERVICES - 1.8%
INTERACTIVE MEDIA & SERVICES - 1.8%
Ziff Davis [2]	455,867	25,095,478
Total (Cost $32,632,179)		25,095,478

CONSUMER DISCRETIONARY - 9.4%
AUTOMOBILE COMPONENTS - 2.1%
Dorman Products [2]	194,316	17,776,028
LCI Industries	118,038	12,202,768
		29,978,796
DISTRIBUTORS - 1.1%
Pool Corporation	50,355	15,475,602
HOUSEHOLD DURABLES - 1.3%
Installed Building Products	88,338	18,169,360
LEISURE PRODUCTS - 1.3%
Brunswick Corporation	246,935	17,969,460
SPECIALTY RETAIL - 1.7%
Valvoline [2]	559,000	24,148,800
TEXTILES, APPAREL & LUXURY GOODS - 1.9%
Ralph Lauren Cl. A	149,719	26,209,808
Total (Cost $81,501,981)		131,951,826

CONSUMER STAPLES - 1.8%
PERSONAL CARE PRODUCTS - 1.8%
Inter Parfums	212,411	24,646,048
Total (Cost $12,131,180)		24,646,048

FINANCIALS - 9.0%
CAPITAL MARKETS - 9.0%
Ares Management Cl. A	15,900	2,119,152
Lazard	474,562	18,118,777
Morningstar	114,158	33,773,644
SEI Investments	615,771	39,834,226
TMX Group	1,136,994	31,648,501
Total (Cost $65,650,866)		125,494,300

HEALTH CARE - 6.3%
HEALTH CARE EQUIPMENT & SUPPLIES - 4.5%
Enovis Corporation [2]	580,824	26,253,245
Haemonetics Corporation [2]	440,619	36,452,410
		62,705,655
LIFE SCIENCES TOOLS & SERVICES - 1.8%
Bio-Techne	349,149	25,016,526
Total (Cost $74,913,822)		87,722,181

INDUSTRIALS - 34.6%
AEROSPACE & DEFENSE - 2.4%
Woodward	194,403	33,899,995
BUILDING PRODUCTS - 2.9%
Simpson Manufacturing	154,382	26,017,999
UFP Industries	124,060	13,894,720
		39,912,719
COMMERCIAL SERVICES & SUPPLIES - 2.2%
RB Global	402,022	30,698,400
CONSTRUCTION & ENGINEERING - 5.0%
Arcosa	498,054	41,542,684
Valmont Industries	103,599	28,432,746
		69,975,430

GROUND TRANSPORTATION - 2.1%
Landstar System	161,303	29,757,177
MACHINERY - 15.3%
Enpro	103,793	15,109,147

See Notes to Financial Statements	6

Schedules of Investments

Royce Premier Fund (continued)

	SHARES	VALUE

INDUSTRIALS (continued)
MACHINERY (continued)
ESAB Corporation	275,455	$26,011,216
ESCO Technologies	268,028	28,153,661
John Bean Technologies	306,081	29,068,513
Kadant	132,899	39,043,068
Lincoln Electric Holdings	134,145	25,305,113
Lindsay Corporation	196,340	24,126,259
RBC Bearings [2]	99,294	26,787,535
		213,604,512
PROFESSIONAL SERVICES - 2.5%
†Exponent	92,567	8,804,973
Forrester Research [2]	733,345	12,525,533
Korn Ferry	203,652	13,673,195
		35,003,701
TRADING COMPANIES & DISTRIBUTORS - 2.2%
Air Lease Cl. A	627,000	29,801,310
Total (Cost $223,347,076)		482,653,244

INFORMATION TECHNOLOGY – 13.8%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 5.7%
Cognex Corporation	546,349	25,547,279
Littelfuse	102,764	26,265,451
Rogers Corporation [2]	229,636	27,696,398
		79,509,128
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.1%
Cirrus Logic [2]	291,027	37,152,507
FormFactor [2]	512,014	30,992,207
MKS Instruments	343,767	44,889,095
		113,033,809
Total (Cost $110,819,410)		192,542,937

MATERIALS - 11.0%
CHEMICALS - 5.3%
Innospec	342,837	42,371,225
Quaker Houghton	188,206	31,938,558
		74,309,783
METALS & MINING - 2.7%
Reliance	130,525	37,277,940
PAPER & FOREST PRODUCTS - 3.0%
Stella-Jones	649,257	42,366,268
Total (Cost $73,793,952)		153,953,991

REAL ESTATE - 7.7%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 7.7%
Colliers International Group	284,226	31,733,833
FirstService Corporation	253,413	38,612,539
Kennedy-Wilson Holdings	2,432,354	23,642,481
Marcus & Millichap	439,331	13,847,713
Total (Cost $117,393,358)		107,836,566

TOTAL COMMON STOCKS
(Cost $792,183,824)		1,331,896,571

REPURCHASE AGREEMENT- 4.6%
Fixed Income Clearing Corporation, 4.75% dated 6/28/24, due 7/1/24, maturity value $65,002,331 (collateralized by obligations of U.S. Government Agencies, 3.625% due 5/15/26, valued at $66,276,315)
(Cost $64,976,611)		$64,976,611

TOTAL INVESTMENTS - 100.0%
(Cost $857,160,435)		1,396,873,182

LIABILITIES LESS CASH AND OTHER ASSETS - (0.0)%		(672,708)

NET ASSETS - 100.0%		$1,396,200,474

See Notes to Financial Statements	7

June 30, 2024 (unaudited)

Royce Small-Cap Fund

Common Stocks – 97.2%

	SHARES	VALUE

COMMUNICATION SERVICES – 2.4%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Globalstar [2]	4,708,344	$5,273,345
IDT Corporation Cl. B	74,257	2,667,312
Liberty Latin America Cl. C [2]	187,820	1,806,828
		9,747,485
ENTERTAINMENT - 0.4%
IMAX Corporation [2]	512,346	8,592,043
INTERACTIVE MEDIA & SERVICES - 1.3%
QuinStreet [2]	77,243	1,281,461
Shutterstock	108,341	4,192,797
Ziff Davis [2]	347,020	19,103,451
		24,577,709
MEDIA - 0.2%
TEGNA	245,697	3,425,016
Total (Cost $57,752,787)		46,342,253

CONSUMER DISCRETIONARY – 8.1%
AUTOMOBILE COMPONENTS - 2.0%
Dorman Products [2]	115,789	10,592,378
Fox Factory Holding [2]	50,000	2,409,500
Gentex Corporation	154,664	5,213,723
LCI Industries	59,363	6,136,947
Modine Manufacturing [2]	70,451	7,058,486
Stoneridge [2]	57,057	910,630
Visteon Corporation [2]	55,805	5,954,393
		38,276,057
BROADLINE RETAIL - 0.1%
Ollie’s Bargain Outlet Holdings [2]	13,511	1,326,375
DISTRIBUTORS - 0.0%
LKQ Corporation	5,779	240,348
Pool Corporation	2,993	919,839
		1,160,187
DIVERSIFIED CONSUMER SERVICES - 0.2%
†frontdoor [2]	94,024	3,177,071
HOTELS, RESTAURANTS & LEISURE - 0.2%
Bloomin’ Brands	166,505	3,201,891
HOUSEHOLD DURABLES - 1.3%
Helen of Troy [2]	31,570	2,927,802
Installed Building Products	15,167	3,119,549
Legacy Housing [2]	97,929	2,246,491
M/I Homes [2]	28,710	3,506,639
PulteGroup	32,636	3,593,224
Skyline Champion [2]	75,360	5,105,640
TopBuild Corp. [2]	4,515	1,739,494
†Tri Pointe Homes [2]	94,753	3,529,549
		25,768,388
LEISURE PRODUCTS - 0.4%
Brunswick Corporation	67,261	4,894,583
YETI Holdings [2]	69,448	2,649,441
		7,544,024
SPECIALTY RETAIL - 3.4%
Academy Sports & Outdoors	92,896	4,946,712
Advance Auto Parts	107,186	6,788,089
Asbury Automotive Group [2]	57,809	13,172,937
Buckle (The)	90,329	3,336,753
Caleres	104,204	3,501,255
Destination XL Group [2]	991,465	3,608,933
Murphy USA	13,589	6,379,492
OneWater Marine Cl. A [2]	178,016	4,907,901
Shoe Carnival	152,180	5,613,920
Signet Jewelers	35,557	3,185,196
Valvoline [2]	174,937	7,557,279
Williams-Sonoma	5,279	1,490,631
		64,489,098
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
Carter’s	111,386	6,902,590
Kontoor Brands	43,860	2,901,339
		9,803,929
Total (Cost $110,526,459)		154,747,020

CONSUMER STAPLES – 1.2%
FOOD PRODUCTS - 0.5%
Nomad Foods	534,749	8,812,664
PERSONAL CARE PRODUCTS - 0.7%
Inter Parfums	112,515	13,055,115
Total (Cost $15,921,288)		21,867,779

ENERGY – 2.1%
ENERGY EQUIPMENT & SERVICES - 1.1%
Core Laboratories	119,796	2,430,661
Helmerich & Payne	94,743	3,424,012
Pason Systems	1,141,896	15,383,314
		21,237,987
OIL, GAS & CONSUMABLE FUELS - 1.0%
Chord Energy	20,558	3,447,165
Civitas Resources	50,841	3,508,029
Matador Resources	58,841	3,506,924
Northern Oil & Gas	5,197	193,172
SilverBow Resources [2]	100,460	3,800,402
SM Energy	71,960	3,110,831
		17,566,523
Total (Cost $27,456,030)		38,804,510

FINANCIALS – 17.5%
BANKS - 5.5%
†Banc of California	239,318	3,058,484
Bank of N.T. Butterfield & Son	190,500	6,690,360
BankUnited	199,887	5,850,693
BOK Financial	40,738	3,733,230
CNB Financial	170,465	3,479,191
First Bancshares (The)	160,741	4,176,051
First Citizens BancShares Cl. A	18,024	30,345,387
First Hawaiian	252,895	5,250,100
Hingham Institution for Savings	21,496	3,845,204
Home BancShares	215,764	5,169,705
Independent Bank Group	31,045	1,413,168
Origin Bancorp	187,468	5,946,485
Popular	189,632	16,769,158
Timberland Bancorp	80,979	2,193,721
TrustCo Bank Corp NY	119,367	3,434,189
Western Alliance Bancorp	42,977	2,699,815
		104,054,941
CAPITAL MARKETS - 6.3%
Artisan Partners Asset Management Cl. A	358,400	14,791,168
Evercore Cl. A	38,270	7,976,616
GCM Grosvenor Cl. A	865,058	8,442,966
Houlihan Lokey Cl. A	35,247	4,753,410
Lazard	133,923	5,113,180
†Marex Group [2]	234,478	4,689,560

See Notes to Financial Statements	8

Schedules of Investments

Royce Small-Cap Fund (continued)

	SHARES	VALUE

FINANCIALS (continued)
CAPITAL MARKETS (continued)
Morningstar	42,716	$12,637,529
Onex Corporation	160,000	10,879,135
Perella Weinberg Partners Cl. A	57,061	927,241
SEI Investments	318,732	20,618,773
Sprott	244,764	10,149,820
TMX Group	449,739	12,518,593
Tradeweb Markets Cl. A	51,349	5,442,994
		118,940,985
CONSUMER FINANCE - 0.5%
FirstCash Holdings	25,560	2,680,733
goeasy	31,251	4,502,903
PRA Group [2]	118,066	2,321,178
		9,504,814
FINANCIAL SERVICES - 0.8%
Compass Diversified Holdings	99,808	2,184,797
International Money Express [2]	165,469	3,448,374
NewtekOne	66,966	841,763
Repay Holdings Cl. A [2]	779,064	8,226,916
WEX [2]	8,600	1,523,404
		16,225,254
INSURANCE - 4.4%
Assured Guaranty	278,494	21,485,812
Axis Capital Holdings	58,026	4,099,537
Berkley (W.R.)	107,152	8,420,004
E-L Financial	23,618	19,081,024
International General Insurance Holdings	516,386	7,229,404
RenaissanceRe Holdings	33,386	7,462,105
RLI Corp.	40,775	5,736,635
Safety Insurance Group	40,347	3,027,235
Tiptree	107,698	1,775,940
White Mountains Insurance Group	2,793	5,076,138
		83,393,834
Total (Cost $231,904,568)		332,119,828

HEALTH CARE – 7.9%
BIOTECHNOLOGY - 0.8%
CareDx [2]	34,191	530,986
Catalyst Pharmaceuticals [2]	591,692	9,165,309
Halozyme Therapeutics [2]	52,152	2,730,679
†Insmed [2]	44,292	2,967,564
MeiraGTx Holdings [2]	95,578	402,383
		15,796,921
HEALTH CARE EQUIPMENT & SUPPLIES - 4.3%
Alphatec Holdings [2]	359,035	3,751,916
AtriCure [2]	24,482	557,455
Enovis Corporation [2]	513,199	23,196,595
Haemonetics Corporation [2]	325,036	26,890,228
Insulet Corporation [2]	8,332	1,681,398
OrthoPediatrics Corp. [2]	13,220	380,207
Profound Medical [2]	52,098	446,320
†RxSight [2]	41,660	2,506,682
Surmodics [2]	42,305	1,778,502
TransMedics Group [2]	141,198	21,267,243
		82,456,546
HEALTH CARE PROVIDERS & SERVICES - 0.5%
Molina Healthcare [2]	13,824	4,109,875
†Surgery Partners [2]	211,677	5,035,796
		9,145,671
LIFE SCIENCES TOOLS & SERVICES - 1.9%
Azenta [2]	161,515	8,498,919
BioLife Solutions [2]	155,235	3,326,686
Bio-Techne	139,376	9,986,291
Harvard Bioscience [2]	163,620	466,317
Maravai LifeSciences Holdings Cl. A [2]	175,556	1,256,981
Mesa Laboratories	121,051	10,503,595
Quanterix Corporation [2,4]	16,148	213,315
Stevanato Group	119,766	2,196,509
		36,448,613
PHARMACEUTICALS - 0.4%
Collegium Pharmaceutical [2,4]	101,892	3,280,922
SIGA Technologies	421,874	3,202,024
		6,482,946
Total (Cost $136,112,949)		150,330,697

INDUSTRIALS – 26.5%
AEROSPACE & DEFENSE - 1.3%
HEICO Corporation	61,618	13,778,401
Leonardo DRS [2]	422,902	10,788,230
		24,566,631
AIR FREIGHT & LOGISTICS - 0.4%
Hub Group Cl. A	190,212	8,188,626
BUILDING PRODUCTS - 2.5%
Builders FirstSource [2]	93,221	12,902,719
Carlisle Companies	12,178	4,934,647
CSW Industrials	9,200	2,440,852
Janus International Group [2]	290,662	3,671,061
Quanex Building Products	131,597	3,638,657
Simpson Manufacturing	51,035	8,600,929
UFP Industries	106,170	11,891,040
		48,079,905
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Brady Corporation Cl. A	64,769	4,276,049
Healthcare Services Group [2]	574,379	6,076,930
Montrose Environmental Group [2]	56,434	2,514,699
RB Global	45,619	3,483,467
†Vestis Corporation	116,086	1,419,732
		17,770,877
CONSTRUCTION & ENGINEERING - 3.3%
Arcosa	401,057	33,452,164
Comfort Systems USA	6,946	2,112,418
Construction Partners Cl. A [2]	133,067	7,346,629
EMCOR Group	12,807	4,675,580
Northwest Pipe [2]	36,303	1,233,213
Valmont Industries	40,416	11,092,171
WillScot Mobile Mini Holdings Corp. [2]	67,458	2,539,119
		62,451,294
ELECTRICAL EQUIPMENT - 1.8%
American Superconductor [2]	93,326	2,182,895
Atkore	36,959	4,986,878
Encore Wire	19,189	5,561,548
†nVent Electric	46,910	3,593,775
Preformed Line Products	101,976	12,700,091
Vertiv Holdings Cl. A	46,668	4,040,049
		33,065,236
GROUND TRANSPORTATION - 0.8%
ArcBest Corporation	31,810	3,406,215
Landstar System	56,312	10,388,438

See Notes to Financial Statements	9

June 30, 2024 (unaudited)

Royce Small-Cap Fund (continued)

	SHARES	VALUE

INDUSTRIALS (continued)
GROUND TRANSPORTATION (continued)
Schneider National Cl. B	22,007	$531,689
		14,326,342
MACHINERY - 7.0%
Allison Transmission Holdings	50,788	3,854,809
Atmus Filtration Technologies [2]	310,724	8,942,637
Chart Industries [2],[4]	7,875	1,136,678
Enpro	90,860	13,226,490
ESAB Corporation	154,035	14,545,525
ESCO Technologies	117,304	12,321,612
Graham Corporation [2]	91,849	2,586,468
Helios Technologies	55,536	2,651,844
John Bean Technologies	161,933	15,378,777
Kadant	46,851	13,763,887
Lincoln Electric Holdings	56,716	10,698,906
Lindsay Corporation	63,420	7,793,050
Miller Industries	177,468	9,764,289
Mueller Industries	5,000	284,700
RBC Bearings [2]	37,430	10,097,865
†Terex Corporation	59,125	3,242,415
Wabash National	154,981	3,384,785
Westport Fuel Systems [2],[4]	11,598	64,601
		133,739,338
MARINE TRANSPORTATION - 1.1%
Clarkson [1]	30,004	1,570,915
Genco Shipping & Trading	101,158	2,155,677
Kirby Corporation [2]	144,699	17,324,811
		21,051,403
PASSENGER AIRLINES - 0.1%
Sun Country Airlines Holdings [2]	194,570	2,443,799
PROFESSIONAL SERVICES - 2.8%
Barrett Business Services	95,037	3,114,363
CBIZ [2]	90,716	6,722,056
Dun & Bradstreet Holdings	504,048	4,667,484
Exponent	34,363	3,268,609
Forrester Research [2]	471,040	8,045,363
IBEX [2],[4]	241,873	3,913,505
KBR	238,957	15,326,702
Korn Ferry	116,610	7,829,195
NV5 Global [2]	10,870	1,010,584
		53,897,861
TRADING COMPANIES & DISTRIBUTORS - 4.5%
Air Lease Cl. A	628,222	29,859,392
Applied Industrial Technologies	60,190	11,676,860
Distribution Solutions Group [2]	108,002	3,240,060
EVI Industries	342,790	6,485,587
FTAI Aviation	22,553	2,328,146
MSC Industrial Direct Cl. A	30,432	2,413,562
Richelieu Hardware	292,057	8,793,412
†SiteOne Landscape Supply [2],[4]	585	71,025
Transcat [2]	134,918	16,146,986
WESCO International	22,329	3,539,593
		84,554,623
Total (Cost $290,825,701)		504,135,935

INFORMATION TECHNOLOGY – 21.9%
COMMUNICATIONS EQUIPMENT - 0.7%
Aviat Networks [2]	110,513	3,170,618
Calix [2]	2,234	79,151
Digi International [2]	261,424	5,994,452
Harmonic [2]	279,071	3,284,666
		12,528,887
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 8.7%
Bel Fuse Cl. B	40,725	2,656,899
Cognex Corporation	340,069	15,901,626
Coherent Corp. [2]	125,605	9,101,338
Crane NXT	89,640	5,505,689
ePlus [2]	43,940	3,237,499
Fabrinet [2]	84,273	20,629,188
FARO Technologies [2]	31,712	507,392
Flex [2]	99,926	2,946,818
Jabil	27,505	2,992,269
Kimball Electronics [2]	256,185	5,630,946
Littelfuse	39,664	10,137,722
Luna Innovations [2]	654,362	2,093,958
NAPCO Security Technologies	180,000	9,351,000
nLIGHT [2]	318,154	3,477,423
PAR Technology [2]	355,975	16,762,863
Powerfleet NJ [2],[4]	910,774	4,162,237
Rogers Corporation [2]	131,355	15,842,727
Sanmina Corporation [2]	58,087	3,848,264
TD SYNNEX	30,211	3,486,349
Teledyne Technologies [2]	8,140	3,158,157
†Trimble [2]	13,300	743,736
Vishay Intertechnology	119,355	2,661,617
Vishay Precision Group [2]	141,374	4,303,425
Vontier Corporation	442,512	16,903,958
		166,043,100
IT SERVICES - 0.6%
Hackett Group (The)	142,345	3,091,733
Kyndryl Holdings [2]	344,597	9,066,347
		12,158,080
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.8%
†Allegro MicroSystems [2]	48,341	1,365,150
Amkor Technology	76,149	3,047,483
Axcelis Technologies [2]	34,817	4,950,629
Camtek	81,136	10,161,473
Cirrus Logic [2]	175,602	22,417,351
Cohu [2]	149,206	4,938,719
Diodes [2]	77,596	5,581,480
FormFactor [2]	285,178	17,261,824
Ichor Holdings [2]	32,701	1,260,624
Impinj [2]	69,330	10,868,864
Kulicke & Soffa Industries	107,192	5,272,775
MKS Instruments	102,025	13,322,425
Nova [2]	49,448	11,597,039
NVE Corporation	25,461	1,901,682
Onto Innovation [2]	119,746	26,291,432
Photronics [2]	132,417	3,266,727
Rambus [2]	91,953	5,403,158
Silicon Motion Technology ADR	66,382	5,376,278
SiTime Corporation [2]	32,186	4,003,295
Synaptics [2]	16,727	1,475,321
Ultra Clean Holdings [2]	157,588	7,721,812
		167,485,541
SOFTWARE - 3.0%
Agilysys [2]	95,768	9,973,279
Alkami Technology [2]	103,766	2,955,256
Computer Modelling Group	2,393,592	23,077,723

See Notes to Financial Statements	10

Schedules of Investments

Royce Small-Cap Fund (continued)

	SHARES	VALUE

INFORMATION TECHNOLOGY (continued)
SOFTWARE (continued)
Dolby Laboratories Cl. A	63,720	$5,048,536
Five9 [2]	50,041	2,206,808
†Intapp [2]	56,338	2,065,914
†JFrog [2]	85,985	3,228,737
PROS Holdings [2]	69,346	1,986,763
Q2 Holdings [2,4]	3,850	232,270
Sapiens International	81,247	2,756,711
Teradata Corporation [2]	100,306	3,466,575
		56,998,572
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.1%
AstroNova [2]	81,672	1,261,016
Total (Cost $243,832,486)		416,475,196

MATERIALS – 7.4%
CHEMICALS - 4.5%
Aspen Aerogels [2]	117,172	2,794,552
Element Solutions	1,037,902	28,147,902
Ingevity Corporation [2]	186,842	8,166,864
Innospec	166,937	20,631,744
Minerals Technologies	156,838	13,042,648
Quaker Houghton	71,196	12,081,961
		84,865,671
CONTAINERS & PACKAGING - 0.2%
Graphic Packaging Holding Company	48,964	1,283,346
Silgan Holdings	62,250	2,635,043
		3,918,389
METALS & MINING - 1.8%
Alamos Gold Cl. A	1,393,592	21,860,666
Major Drilling Group International [2]	285,000	1,891,598
Materion Corporation	50,000	5,406,500
Reliance	15,160	4,329,696
		33,488,460
PAPER & FOREST PRODUCTS - 0.9%
Louisiana-Pacific	52,815	4,348,259
Stella-Jones	208,572	13,610,045
		17,958,304
Total (Cost $63,622,686)		140,230,824

REAL ESTATE – 2.2%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.2%
Colliers International Group	43,489	4,855,547
DigitalBridge Group Cl. A	38,263	524,203
FirstService Corporation	48,380	7,371,661
FRP Holdings [2]	172,446	4,918,160
Kennedy-Wilson Holdings	1,325,854	12,887,301
Marcus & Millichap	247,297	7,794,801
RMR Group (The) Cl. A	139,685	3,156,881
Total (Cost $41,189,851)		41,508,554

TOTAL COMMON STOCKS
(Cost $1,219,144,805)		1,846,562,596

REPURCHASE AGREEMENT– 2.6%
Fixed Income Clearing Corporation, 4.75% dated 6/28/24, due 7/1/24, maturity value
$50,220,466 (collateralized by obligations of various U.S. Government Agencies, 0.125%-0.50%
due 4/15/27-01/15/28, valued at $51,204,702)
(Cost $50,200,595)		50,200,595

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.0%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-5.18%)
(Cost $552,173)	552,173	552,173

TOTAL INVESTMENTS – 99.8%
(Cost $1,269,897,573)		1,897,315,364

CASH AND OTHER ASSETS LESS LIABILITIES – 0.2%		3,418,916

NET ASSETS – 100.0%		$1,900,734,280

See Notes to Financial Statements	11

June 30, 2024 (unaudited)

Royce Small-Cap Opportunity Fund

Common Stocks — 98.0%

	SHARES	VALUE

COMMUNICATION SERVICES – 5.2%
ENTERTAINMENT - 0.6%
IMAX Corporation [2]	238,784	$4,004,408
Lions Gate Entertainment Cl. A [2]	372,026	3,504,485
		7,508,893
INTERACTIVE MEDIA & SERVICES - 2.8%
Cars.com [2]	303,362	5,976,231
DHI Group [2]	1,639,263	3,426,060
EverQuote Cl. A [2]	413,942	8,634,830
IAC [2]	161,298	7,556,811
QuinStreet [2]	552,066	9,158,775
		34,752,707
MEDIA - 1.8%
comScore [2,4]	59,910	850,123
Criteo ADR [2]	205,708	7,759,306
Innovid Corp. [2]	1,720,062	3,182,115
Magnite [2]	488,050	6,486,184
Thryv Holdings [2]	244,548	4,357,845
		22,635,573
Total (Cost $58,727,806)		64,897,173

CONSUMER DISCRETIONARY – 13.3%
AUTOMOBILE COMPONENTS - 3.7%
†Fox Factory Holding [2]	143,539	6,917,145
Garrett Motion [2]	939,232	8,068,003
Gentherm [2]	127,892	6,307,634
Goodyear Tire & Rubber [2]	182,961	2,076,607
Modine Manufacturing [2]	82,658	8,281,505
Patrick Industries	53,346	5,790,708
Stoneridge [2]	522,893	8,345,372
		45,786,974
BROADLINE RETAIL - 1.4%
Dillard's Cl. A	19,610	8,636,048
Nordstrom	386,147	8,194,039
		16,830,087
DIVERSIFIED CONSUMER SERVICES - 0.4%
Udemy [2]	568,907	4,909,668
HOTELS, RESTAURANTS & LEISURE - 0.3%
Century Casinos [2]	427,984	1,185,516
Noodles & Company Cl. A [2]	1,528,494	2,415,020
		3,600,536
HOUSEHOLD DURABLES - 2.9%
Beazer Homes USA [2]	111,402	3,061,327
Cavco Industries [2]	17,654	6,111,285
Century Communities	38,776	3,166,448
M/I Homes [2]	27,877	3,404,897
Skyline Champion [2]	102,597	6,950,947
Taylor Morrison Home [2]	97,773	5,420,535
Toll Brothers	34,382	3,960,119
Tri Pointe Homes [2]	108,950	4,058,387
		36,133,945
SPECIALTY RETAIL - 3.1%
†Advance Auto Parts	65,317	4,136,525
Asbury Automotive Group [2]	16,372	3,730,688
Beyond [2]	217,496	2,844,848
Caleres	163,998	5,510,333
Designer Brands Cl. A	396,914	2,710,923
J.Jill	184,365	6,447,244
MarineMax [2]	154,470	5,000,194
OneWater Marine Cl. A [2]	192,907	5,318,446
Victoria's Secret & Co. [2,4]	156,753	2,769,825
		38,469,026
TEXTILES, APPAREL & LUXURY GOODS - 1.5%
Lakeland Industries [5]	433,360	9,941,278
Rocky Brands	150,699	5,569,835
Vera Bradley [2]	541,979	3,392,789
		18,903,902
Total (Cost $128,485,354)		164,634,138

CONSUMER STAPLES – 1.2%
FOOD PRODUCTS - 0.4%
SunOpta [2]	860,051	4,644,276
HOUSEHOLD PRODUCTS - 0.5%
Spectrum Brands Holdings	72,610	6,239,377
PERSONAL CARE PRODUCTS - 0.3%
Inter Parfums	31,346	3,637,076
Total (Cost $12,919,242)		14,520,729

ENERGY – 7.6%
ENERGY EQUIPMENT & SERVICES - 3.7%
Archrock	268,696	5,433,033
DMC Global [2]	218,214	3,146,646
Mammoth Energy Services [2]	718,638	2,357,133
Newpark Resources [2]	725,154	6,026,030
Patterson-UTI Energy	492,596	5,103,294
ProPetro Holding Corp. [2]	362,201	3,140,283
Ranger Energy Services Cl. A	427,602	4,498,373
Select Water Solutions Cl. A	917,943	9,821,990
Solaris Oilfield Infrastructure Cl. A	760,180	6,522,344
		46,049,126
OIL, GAS & CONSUMABLE FUELS - 3.9%
Ardmore Shipping	414,552	9,339,857
Baytex Energy	1,506,617	5,243,027
Comstock Resources [2]	233,613	2,424,903
Matador Resources	96,393	5,745,023
Navigator Holdings	434,282	7,582,564
Northern Oil & Gas	175,173	6,511,180
†SandRidge Energy	94,538	1,222,376
Scorpio Tankers	97,423	7,919,516
Southwestern Energy [2]	354,187	2,383,678
		48,372,124
Total (Cost $65,225,901)		94,421,250

FINANCIALS – 7.6%
BANKS - 3.0%
Axos Financial [2]	61,298	3,503,181
BankUnited	168,469	4,931,088
BayCom Corp.	168,028	3,419,370
Business First Bancshares	214,048	4,657,684
Customers Bancorp [2]	99,661	4,781,735
First Bancshares (The)	129,228	3,357,343
First Foundation	169,900	1,112,845
Hilltop Holdings	155,974	4,878,867
Seacoast Banking Corporation of Florida	152,640	3,608,409
Western Alliance Bancorp	56,757	3,565,475
		37,815,997
CAPITAL MARKETS - 2.7%
Artisan Partners Asset Management Cl. A	123,348	5,090,572
†Bridge Investment Group Holdings Cl. A	400,023	2,968,171

See Notes to Financial Statements	12

Schedules of Investments

Royce Small-Cap Opportunity Fund (continued)

	SHARES	VALUE

FINANCIALS (continued)
CAPITAL MARKETS (continued)
Canaccord Genuity Group	1,111,241	$6,871,897
GCM Grosvenor Cl. A	508,268	4,960,696
Moelis & Company Cl. A	98,307	5,589,736
Perella Weinberg Partners Cl. A	467,465	7,596,306
		33,077,378
FINANCIAL SERVICES - 1.3%
Acacia Research [2]	506,381	2,536,969
†I3 Verticals Cl. A [2]	266,986	5,895,051
†Repay Holdings Cl. A [2]	342,223	3,613,875
Walker & Dunlop	47,641	4,678,346
		16,724,241
INSURANCE - 0.6%
Brighthouse Financial [2]	162,712	7,051,938
Total (Cost $79,369,769)		94,669,554

HEALTH CARE – 6.8%
BIOTECHNOLOGY - 0.3%
MiMedx Group [2]	557,046	3,860,329
HEALTH CARE EQUIPMENT & SUPPLIES - 2.3%
Accuray [2]	1,758,124	3,199,786
AngioDynamics [2]	532,092	3,219,157
Apyx Medical [2,4]	996,696	1,335,573
Artivion [2]	424,467	10,887,578
Tactile Systems Technology [2]	361,116	4,311,725
Varex Imaging [2]	329,796	4,857,895
		27,811,714
HEALTH CARE PROVIDERS & SERVICES - 2.5%
†AdaptHealth Corp. [2]	417,821	4,178,210
Community Health Systems [2]	818,621	2,750,566
Cross Country Healthcare [2]	312,340	4,322,786
NeoGenomics [2]	377,999	5,242,846
Quipt Home Medical [2]	931,925	3,000,798
RadNet [2]	103,802	6,116,014
Select Medical Holdings	150,627	5,280,983
		30,892,203
HEALTH CARE TECHNOLOGY - 0.3%
LifeMD [2]	479,626	3,290,234
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Azenta [2]	122,987	6,471,576
PHARMACEUTICALS - 0.9%
†Harrow [2,4]	137,130	2,864,646
Organon & Co	407,968	8,444,937
		11,309,583
Total (Cost $74,733,097)		83,635,639

INDUSTRIALS – 28.2%
AEROSPACE & DEFENSE - 5.6%
AAR Corp. [2]	136,478	9,921,951
Astronics Corporation [2]	433,171	8,676,415
BWX Technologies	71,402	6,783,190
Ducommun [2]	141,129	8,193,950
Kratos Defense & Security Solutions [2]	375,157	7,506,891
Leonardo DRS [2]	362,950	9,258,854
Mercury Systems [2]	134,331	3,625,594
Triumph Group [2]	614,597	9,470,940
V2X [2]	127,907	6,134,420
		69,572,205
AIR FREIGHT & LOGISTICS - 1.0%
Hub Group Cl. A	186,198	8,015,824
Radiant Logistics [2]	804,231	4,576,074
		12,591,898
BUILDING PRODUCTS - 1.3%
Gibraltar Industries [2]	83,717	5,738,800
Insteel Industries	150,161	4,648,985
Resideo Technologies [2]	275,264	5,384,164
		15,771,949
COMMERCIAL SERVICES & SUPPLIES - 2.9%
ACV Auctions Cl. A [2]	307,617	5,614,010
CECO Environmental [2]	392,072	11,311,277
Healthcare Services Group [2]	777,093	8,221,644
VSE Corporation	116,969	10,326,024
		35,472,955
CONSTRUCTION & ENGINEERING - 4.3%
Arcosa	29,100	2,427,231
Argan	83,659	6,120,492
Concrete Pumping Holdings [2]	530,666	3,189,303
Construction Partners Cl. A [2]	68,056	3,757,372
Limbach Holdings [2]	73,678	4,194,488
Matrix Service [2]	427,163	4,241,729
Northwest Pipe [2]	256,280	8,705,832
Orion Group Holdings [2]	940,998	8,948,891
Primoris Services	183,510	9,155,314
Sterling Infrastructure [2]	25,245	2,987,493
		53,728,145
ELECTRICAL EQUIPMENT - 0.7%
American Superconductor [2]	319,710	7,478,017
Babcock & Wilcox Enterprises [2]	1,054,826	1,529,497
		9,007,514
MACHINERY - 5.6%
†Ag Growth International	82,278	3,158,686
Chart Industries [2,4]	62,967	9,088,657
Commercial Vehicle Group [2]	1,005,614	4,927,509
Enpro	34,130	4,968,304
Evercel [2,3]	203,243	152,432
Helios Technologies	115,965	5,537,329
Hurco Companies	14,489	221,102
Luxfer Holdings	481,745	5,583,425
Manitex International [2,5]	1,023,026	4,532,005
Mayville Engineering [2]	403,306	6,719,078
Shyft Group (The)	376,147	4,461,103
Terex Corporation	61,447	3,369,753
Trinity Industries	207,191	6,199,155
Twin Disc	240,609	2,834,374
Wabash National	343,288	7,497,410
		69,250,322
PASSENGER AIRLINES - 0.2%
Allegiant Travel	41,915	2,105,390
PROFESSIONAL SERVICES - 3.6%
Conduent [2]	1,191,150	3,883,149
Korn Ferry	126,830	8,515,366
Mistras Group [2]	922,007	7,643,438
Resources Connection	491,595	5,427,209
†TaskUs Cl. A [2]	373,057	4,965,389
TrueBlue [2]	361,004	3,718,341
TTEC Holdings	272,113	1,600,024
WNS (Holdings) [2]	171,973	9,028,583
		44,781,499

See Notes to Financial Statements	13

June 30, 2024 (unaudited)

Royce Small-Cap Opportunity Fund (continued)

	SHARES	VALUE

INDUSTRIALS (continued)
TRADING COMPANIES & DISTRIBUTORS - 3.0%
Air Lease Cl. A	162,581	$7,727,475
DNOW [2,4]	341,275	4,685,706
Herc Holdings	41,727	5,561,792
Hudson Technologies [2]	451,046	3,964,694
MRC Global [2]	555,993	7,177,870
WESCO International	49,687	7,876,383
		36,993,920
Total (Cost $278,955,811)		349,275,797

INFORMATION TECHNOLOGY – 21.0%
COMMUNICATIONS EQUIPMENT - 2.6%
Applied Optoelectronics [2]	458,370	3,799,887
Aviat Networks [2]	209,732	6,017,211
Clearfield [2]	173,893	6,705,314
Digi International [2]	316,636	7,260,464
DZS [2,4]	777,577	909,765
Infinera Corporation [2,4]	577,567	3,517,383
Ribbon Communications [2]	1,307,279	4,300,948
		32,510,972
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 6.8%
Advanced Energy Industries	46,222	5,027,105
Arlo Technologies [2,4]	727,872	9,491,451
Benchmark Electronics	144,922	5,718,622
Coherent Corp. [2]	119,930	8,690,128
CTS Corporation	155,835	7,889,926
Fabrinet [2]	12,838	3,142,614
†FARO Technologies [2]	342,541	5,480,656
Frequency Electronics [2]	98,451	896,888
Identiv [2]	757,524	3,257,353
IPG Photonics [2]	85,120	7,183,277
Knowles Corporation [2,4]	507,015	8,751,079
nLIGHT [2]	625,197	6,833,403
SmartRent Cl. A [2]	1,313,649	3,139,621
Vishay Intertechnology	199,879	4,457,302
Vishay Precision Group [2]	125,119	3,808,622
		83,768,047
IT SERVICES - 1.5%
Applied Digital [2,4]	650,624	3,871,213
Grid Dynamics Holdings [2]	460,846	4,843,491
Kyndryl Holdings [2]	382,487	10,063,233
		18,777,937
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.7%
Alpha & Omega Semiconductor [2]	252,995	9,454,423
Amkor Technology	158,665	6,349,773
Amtech Systems [2,5]	750,407	4,397,385
Cohu [2]	205,273	6,794,536
FormFactor [2]	157,479	9,532,204
Ichor Holdings [2]	226,492	8,731,267
inTEST Corporation [2]	395,212	3,904,695
Kulicke & Soffa Industries	132,279	6,506,804
Onto Innovation [2]	14,244	3,127,413
†SMART Global Holdings [2]	169,128	3,867,957
Ultra Clean Holdings [2]	210,915	10,334,835
Veeco Instruments [2]	217,628	10,165,404
		83,166,696
SOFTWARE - 2.0%
A10 Networks	453,216	6,277,042
LiveRamp Holdings [2]	111,371	3,445,819
Ooma [2]	242,550	2,408,521
SecureWorks Corp. Cl. A [2,4]	787,670	5,513,690
†Telos Corporation [2]	97,804	393,172
Viant Technology Cl. A [2]	595,548	5,878,059
		23,916,303
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.4%
Eastman Kodak [2]	534,029	2,873,076
Immersion Corporation	528,110	4,969,515
Intevac [2,5]	1,362,203	5,258,104
Xerox Holdings	363,910	4,228,634
		17,329,329
Total (Cost $190,830,632)		259,469,284

MATERIALS – 6.8%
CHEMICALS - 1.8%
†Arcadium Lithium [2,4]	1,044,891	3,510,834
Aspen Aerogels [2]	287,441	6,855,468
Mativ Holdings	501,641	8,507,831
Tronox Holdings	249,096	3,908,316
		22,782,449
CONSTRUCTION MATERIALS - 0.6%
Summit Materials Cl. A [2]	213,358	7,811,036
METALS & MINING - 4.4%
ATI [2]	161,277	8,942,810
Capstone Copper [2]	977,231	6,928,943
Carpenter Technology	88,313	9,677,339
Commercial Metals	131,461	7,229,040
Ferroglobe	1,259,225	6,749,446
Major Drilling Group International [2]	1,073,395	7,124,320
Metallus [2]	362,743	7,352,801
Noranda Aluminum Holding Corporation [2,3]	488,157	0
		54,004,699
Total (Cost $48,098,714)		84,598,184

REAL ESTATE – 0.3%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
†Kennedy-Wilson Holdings	376,568	3,660,241
Total (Cost $3,443,618)		3,660,241

TOTAL COMMON STOCKS
(Cost $940,789,944)		1,213,781,989

REPURCHASE AGREEMENT – 1.7%
Fixed Income Clearing Corporation, 4.75% dated 6/28/24, due 7/1/24, maturity value
$20,965,279 (collateralized by obligations of U.S. Government Agencies, 3.625%
due 5/15/26, valued at $21,376,178)
(Cost $20,956,983)		20,956,983

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.3%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-5.18%)
(Cost $3,094,061)	3,094,061	3,094,061

TOTAL INVESTMENTS – 100.0%
(Cost $964,840,988)		1,237,833,033

CASH AND OTHER ASSETS LESS LIABILITIES – 0.0%		210,326

NET ASSETS – 100.0%		$1,238,043,359

See Notes to Financial Statements	14

Schedules of Investments

Royce Small-Cap Special Equity Fund

Common Stocks – 83.9%

	SHARES	VALUE

COMMUNICATION SERVICES – 3.9%
MEDIA - 3.9%
TEGNA	2,000,000	$27,880,000
Total (Cost $38,476,325)		27,880,000

CONSUMER DISCRETIONARY – 14.1%
AUTOMOBILE COMPONENTS - 3.8%
Standard Motor Products	977,000	27,092,210
BROADLINE RETAIL - 2.7%
Macy's	985,000	18,912,000
DIVERSIFIED CONSUMER SERVICES - 1.0%
H&R Block	133,000	7,212,590
HOTELS, RESTAURANTS & LEISURE - 0.6%
Nathan's Famous	65,000	4,405,700
HOUSEHOLD DURABLES - 0.9%
Ethan Allen Interiors	228,500	6,372,865
SPECIALTY RETAIL - 1.5%
ODP Corporation (The) [2]	268,000	10,524,360
TEXTILES, APPAREL & LUXURY GOODS - 3.6%
Movado Group	1,019,000	25,332,340
Total (Cost $100,922,870)		99,852,065

CONSUMER STAPLES – 9.1%
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.7%
Ingles Markets Cl. A	381,100	26,147,271
FOOD PRODUCTS - 4.2%
John B. Sanfilippo & Son	303,500	29,491,095
HOUSEHOLD PRODUCTS - 1.2%
Oil-Dri Corporation of America	135,200	8,664,968
Total (Cost $50,157,840)		64,303,334

ENERGY – 1.2%
ENERGY EQUIPMENT & SERVICES - 1.2%
RPC	985,000	6,156,250
U.S. Silica Holdings [2]	160,000	2,472,000
Total (Cost $9,972,386)		8,628,250

FINANCIALS – 4.6%
CAPITAL MARKETS - 4.6%
Diamond Hill Investment Group [5]	139,500	19,634,625
Federated Hermes Cl. B	303,500	9,979,080
GAMCO Investors Cl. A [1]	116,000	2,807,200
Total (Cost $28,516,749)		32,420,905

INDUSTRIALS – 29.4%
BUILDING PRODUCTS - 3.8%
Insteel Industries	410,000	12,693,600
UFP Industries	126,500	14,168,000
		26,861,600
COMMERCIAL SERVICES & SUPPLIES - 4.0%
Ennis	1,284,000	28,106,760
ELECTRICAL EQUIPMENT - 13.4%
Atkore	154,500	20,846,685
Encore Wire	197,500	57,241,425
Preformed Line Products	134,000	16,688,360
		94,776,470
MACHINERY - 7.4%
Gencor Industries [2,5]	910,000	17,599,400
Miller Industries	54,500	2,998,590
Mueller Industries	555,500	31,630,170
		52,228,160
PROFESSIONAL SERVICES - 0.8%
Resources Connection	505,000	5,575,200
Total (Cost $120,196,715)		207,548,190

INFORMATION TECHNOLOGY – 8.5%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 5.1%
Vishay Intertechnology	1,611,000	35,925,300
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
NVE Corporation [5]	326,500	24,386,285
Total (Cost $43,081,661)		60,311,585

MATERIALS – 9.9%
CHEMICALS - 1.4%
Huntsman Corporation	419,900	9,561,123
CONSTRUCTION MATERIALS - 3.7%
United States Lime & Minerals	72,100	26,257,378
METALS & MINING - 1.5%
Commercial Metals	108,000	5,938,920
Metallus [2]	245,500	4,976,285
		10,915,205
PAPER & FOREST PRODUCTS - 3.3%
Sylvamo Corporation	338,000	23,186,800
Total (Cost $36,368,514)		69,920,506

REAL ESTATE – 3.2%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.2%
Marcus & Millichap	719,000	22,662,880
Total (Cost $18,964,945)		22,662,880

TOTAL COMMON STOCKS
(Cost $446,658,005)		593,527,715

REPURCHASE AGREEMENT – 16.0%
Fixed Income Clearing Corporation, 4.75% dated 6/28/24, due 7/1/24, maturity value
$113,198,958 (collateralized by obligations of U.S. Government Agencies, 3.625%
due 5/15/26, valued at $115,417,270)
(Cost $113,154,168)		113,154,168

TOTAL INVESTMENTS – 99.9%
(Cost $559,812,173)		706,681,883

CASH AND OTHER ASSETS LESS LIABILITIES – 0.1%		436,972

NET ASSETS – 100.0%		$707,118,855

See Notes to Financial Statements	15

June 30, 2024 (unaudited)

Royce Small-Cap Total Return Fund
Common Stocks – 97.6%

	SHARES	VALUE

COMMUNICATION SERVICES – 6.0%
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
IDT Corporation Cl. B	460,447	$16,539,256
INTERACTIVE MEDIA & SERVICES - 4.4%
Shutterstock	504,083	19,508,012
Ziff Davis [2]	442,621	24,366,286
		43,874,298
Total (Cost $67,690,562)		60,413,554

CONSUMER DISCRETIONARY – 9.6%
HOUSEHOLD DURABLES - 1.7%
Helen of Troy [2]	186,238	17,271,712
LEISURE PRODUCTS - 1.4%
YETI Holdings [2]	366,354	13,976,405
SPECIALTY RETAIL - 6.5%
Academy Sports & Outdoors	329,502	17,545,982
Advance Auto Parts	452,654	28,666,578
OneWater Marine Cl. A [2]	695,237	19,167,684
		65,380,244
Total (Cost $94,347,063)		96,628,361

ENERGY – 5.1%
ENERGY EQUIPMENT & SERVICES - 5.1%
Cactus Cl. A	157,612	8,312,457
Core Laboratories	709,409	14,393,909
Dril-Quip [2]	523,443	9,736,040
Pason Systems	1,355,944	18,266,911
Total (Cost $44,867,852)		50,709,317

FINANCIALS – 35.3%
BANKS - 15.1%
Atlantic Union Bankshares	31,979	1,050,510
†Banc of California	1,097,474	14,025,718
BankUnited	530,997	15,542,282
First Bancshares (The)	330,594	8,588,832
First Financial Bankshares	87,707	2,589,988
German American Bancorp	92,061	3,254,356
Glacier Bancorp	96,921	3,617,092
Hingham Institution for Savings	90,617	16,209,569
Home BancShares	781,736	18,730,394
OceanFirst Financial	505,418	8,031,092
Origin Bancorp	476,815	15,124,572
Seacoast Banking Corporation of Florida	596,755	14,107,288
TowneBank	464,779	12,674,523
Western Alliance Bancorp	141,422	8,884,130
Wintrust Financial	94,794	9,342,897
		151,773,243
CAPITAL MARKETS - 4.6%
GCM Grosvenor Cl. A	1,599,173	15,607,928
†Marex Group [2]	853,710	17,074,200
Tel Aviv Stock Exchange [1]	1,984,631	14,196,758
		46,878,886
CONSUMER FINANCE - 2.2%
Encore Capital Group [2,4]	267,017	11,142,619
PRA Group [2]	541,325	10,642,450
		21,785,069
FINANCIAL SERVICES - 4.7%
Compass Diversified Holdings	611,993	13,396,527
†Merchants Bancorp	199,732	8,097,135
NewtekOne	490,173	6,161,475
Repay Holdings Cl. A [2]	1,832,823	19,354,611
		47,009,748
INSURANCE - 8.7%
Assured Guaranty	260,033	20,061,546
Axis Capital Holdings	323,600	22,862,340
International General Insurance Holdings [5]	2,311,547	32,361,658
RenaissanceRe Holdings	57,436	12,837,520
		88,123,064
Total (Cost $295,560,658)		355,570,010

HEALTH CARE – 1.3%
HEALTH CARE PROVIDERS & SERVICES - 1.3%
†PACS Group [2]	450,810	13,298,895
Total (Cost $10,479,985)		13,298,895

INDUSTRIALS – 15.0%
BUILDING PRODUCTS - 1.5%
UFP Industries	130,624	14,629,888
COMMERCIAL SERVICES & SUPPLIES - 2.5%
Healthcare Services Group [2]	1,953,254	20,665,428
†Vestis Corporation	404,379	4,945,555
		25,610,983
ELECTRICAL EQUIPMENT - 0.9%
†Atkore	67,670	9,130,713
MACHINERY - 0.9%
Timken Company (The)	108,862	8,723,112
PROFESSIONAL SERVICES - 3.6%
Barrett Business Services	664,652	21,780,646
KBR	225,460	14,461,004
		36,241,650
TRADING COMPANIES & DISTRIBUTORS - 5.6%
Air Lease Cl. A	503,259	23,919,900
Applied Industrial Technologies	61,524	11,935,656
FTAI Aviation	83,208	8,589,562
MSC Industrial Direct Cl. A	154,535	12,256,171
		56,701,289
Total (Cost $110,179,064)		151,037,635

INFORMATION TECHNOLOGY – 17.9%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 5.5%
Bel Fuse Cl. B	194,647	12,698,771
Coherent Corp. [2]	334,120	24,210,335
Vontier Corporation	491,411	18,771,900
		55,681,006
IT SERVICES - 5.0%
Hackett Group (The)	899,094	19,528,321
Kyndryl Holdings [2]	1,151,583	30,298,149
		49,826,470
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
Kulicke & Soffa Industries	504,802	24,831,211
MKS Instruments	89,795	11,725,431
		36,556,642
SOFTWARE - 3.8%
Sapiens International	501,246	17,007,277
Teradata Corporation [2]	617,517	21,341,387
		38,348,664
Total (Cost $126,896,125)		180,412,782

See Notes to Financial Statements	16

Schedules of Investments

Royce Small-Cap Total Return Fund (continued)

	SHARES	VALUE

MATERIALS – 5.5%
CHEMICALS - 3.9%
Element Solutions	816,960	$22,155,956
Ingevity Corporation [2]	399,796	17,475,083
		39,631,039
CONTAINERS & PACKAGING - 1.6%
Silgan Holdings	378,652	16,028,339
Total (Cost $44,994,046)		55,659,378

REAL ESTATE – 1.9%
OFFICE REITS - 1.0%
Equity Commonwealth [2]	488,735	9,481,459
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
Kennedy-Wilson Holdings	934,675	9,085,041
Total (Cost $18,632,596)		18,566,500

TOTAL COMMON STOCKS
(Cost $813,647,951)		982,296,432

REPURCHASE AGREEMENT– 2.3%
Fixed Income Clearing Corporation, 4.75% dated 6/28/24, due 7/1/24, maturity value $23,615,125 (collateralized by obligations of U.S. Government Agencies, 3.625% due 5/15/26, valued at $24,077,990)
(Cost $23,605,781)	23,605,781

TOTAL INVESTMENTS – 99.9%
(Cost $837,253,732)	1,005,902,213

CASH AND OTHER ASSETS LESS LIABILITIES – 0.1%	866,722

NET ASSETS – 100.0%	$1,006,768,935

Royce Small-Cap Value Fund

Common Stocks – 99.2%

COMMUNICATION SERVICES – 2.2%
MEDIA - 2.2%
Saga Communications Cl. A	59,976	944,622
TEGNA	105,799	1,474,838
Total (Cost $3,274,299)		2,419,460

CONSUMER DISCRETIONARY – 22.3%
AUTOMOBILE COMPONENTS - 1.2%
Visteon Corporation [2]	12,883	1,374,616
DIVERSIFIED CONSUMER SERVICES - 1.0%
†frontdoor [2]	33,423	1,129,363
HOTELS, RESTAURANTS & LEISURE - 1.3%
Bloomin’ Brands	74,310	1,428,981
HOUSEHOLD DURABLES - 7.0%
M/I Homes [2]	17,095	2,087,983
Meritage Homes	10,409	1,684,697
PulteGroup	19,346	2,129,995
Tri Pointe Homes [2]	49,964	1,861,159
		7,763,834
SPECIALTY RETAIL - 8.5%
Buckle (The)	41,456	1,531,385
Caleres	53,573	1,800,053
Destination XL Group [2]	277,072	1,008,542
Haverty Furniture	38,823	981,834
Shoe Carnival	49,838	1,838,524
Signet Jewelers	16,625	1,489,267
Williams-Sonoma	2,949	832,709
		9,482,314
TEXTILES, APPAREL & LUXURY GOODS - 3.3%
Carter’s	21,310	1,320,581
Kontoor Brands	23,200	1,534,680
†Oxford Industries	7,895	790,684
Steven Madden	1,264	53,467
		3,699,412
Total (Cost $19,166,666)		24,878,520
CONSUMER STAPLES – 2.8%
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.8%
Ingles Markets Cl. A	19,661	1,348,941
Village Super Market Cl. A	68,368	1,805,599
Total (Cost $3,260,434)		3,154,540

ENERGY – 11.9%
ENERGY EQUIPMENT & SERVICES - 1.5%
Helmerich & Payne	46,022	1,663,235
OIL, GAS & CONSUMABLE FUELS - 10.4%
Chord Energy	10,206	1,711,342
Civitas Resources	23,417	1,615,773
Dorchester Minerals L.P.	51,215	1,579,983
Matador Resources	22,429	1,336,769
Riley Exploration Permian	55,319	1,566,081
SilverBow Resources [2]	53,199	2,012,518
SM Energy	41,180	1,780,211
		11,602,677
Total (Cost $10,362,329)		13,265,912

FINANCIALS – 20.1%
BANKS - 15.5%
†Burke & Herbert Financial Services	28,384	1,447,016
Citizens Community Bancorp	57,666	667,196
CNB Financial	78,064	1,593,286
Dime Community Bancshares	80,778	1,647,871

See Notes to Financial Statements	17

June 30, 2024 (unaudited)

Royce Small-Cap Value Fund (continued)

	SHARES	VALUE

FINANCIALS (continued)
BANKS (continued)
Heritage Financial	82,731	$1,491,640
Mid Penn Bancorp	71,615	1,571,949
†Premier Financial	42,118	861,734
Princeton Bancorp	19,002	628,966
Riverview Bancorp	96,270	384,117
Timberland Bancorp	49,295	1,335,402
TrustCo Bank Corp NY	46,536	1,338,841
Unity Bancorp	59,171	1,749,687
Univest Financial	77,440	1,767,955
Western New England Bancorp	124,146	854,125
		17,339,785
CAPITAL MARKETS - 1.6%
Evercore Cl. A	8,436	1,758,315
FINANCIAL SERVICES - 1.5%
International Money Express [2]	83,769	1,745,746
INSURANCE - 1.5%
Tiptree	100,226	1,652,727
Total (Cost $20,180,077)		22,496,573

HEALTH CARE – 4.9%
BIOTECHNOLOGY - 1.5%
Catalyst Pharmaceuticals [2]	111,097	1,720,892
HEALTH CARE PROVIDERS & SERVICES - 1.3%
Cross Country Healthcare [2]	3,151	43,610
Molina Healthcare [2]	4,590	1,364,607
		1,408,217
PHARMACEUTICALS - 2.1%
Collegium Pharmaceutical [2]	43,990	1,416,478
SIGA Technologies	118,273	897,692
		2,314,170
Total (Cost $3,769,476)		5,443,279

INDUSTRIALS – 18.3%
AIR FREIGHT & LOGISTICS - 0.9%
Hub Group Cl. A	23,824	1,025,623
BUILDING PRODUCTS - 1.9%
Quanex Building Products	44,691	1,235,706
UFP Industries	7,988	894,656
		2,130,362
CONSTRUCTION & ENGINEERING - 0.9%
Sterling Infrastructure [2]	8,711	1,030,860
ELECTRICAL EQUIPMENT - 0.4%
Preformed Line Products	3,987	496,541
GROUND TRANSPORTATION - 3.2%
ArcBest Corporation	14,813	1,586,176
Schneider National Cl. B	44,930	1,085,509
Universal Logistics Holdings	21,653	878,895
		3,550,580
MACHINERY - 4.3%
†Allison Transmission Holdings	18,676	1,417,508
Commercial Vehicle Group [2]	102,994	504,671
†Terex Corporation	25,466	1,396,556
Wabash National	65,935	1,440,020
		4,758,755
MARINE TRANSPORTATION - 2.7%
Genco Shipping & Trading	57,192	1,218,762
Pangaea Logistics Solutions	226,065	1,770,089
		2,988,851
PROFESSIONAL SERVICES - 4.0%
Barrett Business Services	47,124	1,544,254
IBEX [2]	110,841	1,793,407
Korn Ferry	17,460	1,172,264
		4,509,925
Total (Cost $14,982,053)		20,491,497

INFORMATION TECHNOLOGY – 15.6%
COMMUNICATIONS EQUIPMENT - 1.3%
Aviat Networks [2]	52,519	1,506,770
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 12.9%
Bel Fuse Cl. B	23,991	1,565,173
ePlus [2]	25,251	1,860,494
Flex [2]	64,186	1,892,845
Insight Enterprises [2]	4,408	874,371
Jabil	13,056	1,420,362
Kimball Electronics [2]	61,404	1,349,660
PC Connection	13,995	898,479
Sanmina Corporation [2]	31,674	2,098,402
TD SYNNEX	11,370	1,312,098
Vishay Intertechnology	48,684	1,085,653
		14,357,537
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
Amkor Technology	27,529	1,101,711
SOFTWARE - 0.4%
Adeia	36,989	413,722
Total (Cost $9,573,472)		17,379,740

REAL ESTATE – 1.1%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
RMR Group (The) Cl. A	56,624	1,279,702
Total (Cost $1,592,764)		1,279,702

TOTAL COMMON STOCKS
(Cost $86,161,570)		110,809,223

REPURCHASE AGREEMENT– 0.7%
Fixed Income Clearing Corporation, 4.75% dated 6/28/24, due 7/1/24, maturity value $804,440 (collateralized by obligations of U.S. Government Agencies, 0.125% due 4/15/27, valued at $820,384)
(Cost $804,122)	804,122

TOTAL INVESTMENTS – 99.9%
(Cost $86,965,692)	111,613,345

CASH AND OTHER ASSETS LESS LIABILITIES – 0.1%	75,754

NET ASSETS – 100.0%	$111,689,099

See Notes to Financial Statements	18

Schedules of Investments

Royce Smaller-Companies Growth Fund
Common Stocks – 95.9%

	SHARES	VALUE

COMMUNICATION SERVICES – 1.4%
INTERACTIVE MEDIA & SERVICES - 1.4%
†Reddit Cl. A [2]	39,400	$2,517,266
Total (Cost $1,630,136)		2,517,266

CONSUMER DISCRETIONARY – 8.1%
DIVERSIFIED CONSUMER SERVICES - 1.1%
Bright Horizons Family Solutions [2,4]	17,000	1,871,360
HOTELS, RESTAURANTS & LEISURE - 6.0%
Bragg Gaming Group [2]	234,000	1,392,318
DraftKings Cl. A [2]	92,000	3,511,640
Kura Sushi USA Cl. A [2]	33,000	2,081,970
Texas Roadhouse	21,500	3,691,765
		10,677,693
HOUSEHOLD DURABLES - 1.0%
Installed Building Products	9,000	1,851,120
Total (Cost $9,111,469)		14,400,173

CONSUMER STAPLES – 2.7%
BEVERAGES - 0.2%
Celsius Holdings [2]	7,500	428,175
FOOD PRODUCTS - 2.5%
Freshpet [2]	34,000	4,399,260
Total (Cost $2,092,575)		4,827,435

ENERGY – 5.0%
ENERGY EQUIPMENT & SERVICES - 3.8%
Cactus Cl. A	47,000	2,478,780
Oceaneering International [2]	83,000	1,963,780
†Tidewater [2]	24,500	2,332,645
		6,775,205
OIL, GAS & CONSUMABLE FUELS - 1.2%
†Golar LNG	40,000	1,254,000
†Uranium Energy [2]	130,000	781,300
		2,035,300
Total (Cost $8,250,480)		8,810,505

FINANCIALS – 7.2%
BANKS - 3.5%
Atlantic Union Bankshares	78,000	2,562,300
Seacoast Banking Corporation of Florida	107,000	2,529,480
Webster Financial	28,000	1,220,520
		6,312,300
CONSUMER FINANCE - 0.4%
†Encore Capital Group [2]	18,000	751,140
FINANCIAL SERVICES - 2.2%
AvidXchange Holdings [2]	171,974	2,074,006
Cantaloupe [2]	282,000	1,861,200
		3,935,206
INSURANCE - 1.1%
†Abacus Life [2]	220,000	1,903,000
Total (Cost $12,488,131)		12,901,646

HEALTH CARE – 17.8%
BIOTECHNOLOGY - 6.6%
†Alkermes [2]	15,000	361,500
†Alvotech [2]	94,000	1,143,040
ARS Pharmaceuticals [2,4]	275,000	2,340,250
Avid Bioservices [2]	462,000	3,298,680
†Catalyst Pharmaceuticals [2]	25,000	387,250
Cytokinetics [2]	14,250	772,065
MeiraGTx Holdings [2]	176,989	745,124
PureTech Health [1,2]	1,166,000	2,698,847
		11,746,756
HEALTH CARE EQUIPMENT & SUPPLIES - 3.1%
Alphatec Holdings [2]	208,000	2,173,600
SI-BONE [2]	145,000	1,874,850
TransMedics Group [2]	10,000	1,506,200
		5,554,650
HEALTH CARE PROVIDERS & SERVICES - 0.9%
Hims & Hers Health Cl. A [2]	82,000	1,655,580
LIFE SCIENCES TOOLS & SERVICES - 2.7%
Azenta [2]	45,000	2,367,900
BioLife Solutions [2]	111,000	2,378,730
		4,746,630
PHARMACEUTICALS - 4.5%
Axsome Therapeutics [2]	13,000	1,046,500
Corcept Therapeutics [2,4]	78,000	2,534,220
Harrow [2,4]	116,700	2,437,863
†Intra-Cellular Therapies [2]	27,500	1,883,475
		7,902,058
Total (Cost $31,348,502)		31,605,674

INDUSTRIALS – 23.2%
AEROSPACE & DEFENSE - 4.0%
AeroVironment [2]	16,000	2,914,560
BWX Technologies	26,500	2,517,500
†Heroux-Devtek [2]	90,000	1,638,098
		7,070,158
AIR FREIGHT & LOGISTICS - 0.7%
GXO Logistics [2]	26,000	1,313,000
COMMERCIAL SERVICES & SUPPLIES - 5.7%
ACV Auctions Cl. A [2]	169,000	3,084,250
†Montrose Environmental Group [2]	20,000	891,200
VSE Corporation	70,000	6,179,600
		10,155,050
CONSTRUCTION & ENGINEERING - 3.8%
†Argan	8,500	621,860
†Badger Infrastructure Solutions	50,500	1,520,482
†Bowman Consulting Group [2]	94,000	2,988,260
†Limbach Holdings [2]	30,000	1,707,900
		6,838,502
GROUND TRANSPORTATION - 0.7%
RXO [2]	44,000	1,150,600
MACHINERY - 0.9%
ATS Corporation [2]	25,500	825,178
Symbotic Cl. A [2,4]	23,500	826,260
		1,651,438
PROFESSIONAL SERVICES - 1.0%
Paylocity Holding [2]	13,786	1,817,684
TRADING COMPANIES & DISTRIBUTORS - 6.4%
Distribution Solutions Group [2]	119,111	3,573,330
FTAI Aviation	53,000	5,471,190
Herc Holdings	17,000	2,265,930
		11,310,450
Total (Cost $26,889,182)		41,306,882

INFORMATION TECHNOLOGY – 26.5%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.6%
Evolv Technologies Holdings [2]	279,000	711,450
†Mirion Technologies Cl. A [2,4]	214,000	2,298,360

See Notes to Financial Statements	19

June 30, 2024 (unaudited)

Royce Smaller-Companies Growth Fund (continued)

	SHARES	VALUE

INFORMATION TECHNOLOGY (continued)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (continued)
NAPCO Security Technologies	66,000	$3,428,700
		6,438,510
IT SERVICES - 1.0%
†Couchbase [2]	93,000	1,698,180
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.2%
Credo Technology Group Holding [2]	55,000	1,756,700
Impinj [2]	8,800	1,379,576
PDF Solutions [2]	82,000	2,983,160
Semtech Corporation [2]	86,000	2,569,680
Silicon Laboratories [2]	20,500	2,267,915
		10,957,031
SOFTWARE - 15.7%
Agilysys [2]	35,000	3,644,900
†C3.ai Cl. A [2,4]	44,000	1,274,240
Coveo Solutions [2]	469,000	2,670,597
CyberArk Software [2]	15,000	4,101,300
Descartes Systems Group (The) [2]	32,033	3,102,076
JFrog [2]	140,318	5,268,941
NextNav [2,4]	336,894	2,732,210
Vertex Cl. A [2,4]	35,000	1,261,750
Zeta Global Holdings Cl. A [2,4]	223,000	3,935,950
		27,991,964
Total (Cost $31,744,778)		47,085,685

MATERIALS – 4.0%
CHEMICALS - 1.8%
Albemarle Corporation	14,500	1,385,040
Bioceres Crop Solutions [2,4]	172,000	1,928,120
		3,313,160
METALS & MINING - 2.2%
Carpenter Technology	19,000	2,082,020
Lithium Royalty [2]	208,000	1,003,472
†Sigma Lithium [2,4]	66,000	793,980
		3,879,472
Total (Cost $8,050,074)		7,192,632

TOTAL COMMON STOCKS
(Cost $131,605,327)		170,647,898

REPURCHASE AGREEMENT– 4.8%
Fixed Income Clearing Corporation, 4.75% dated 6/28/24, due 7/1/24, maturity value $8,541,367 (collateralized by obligations of U.S. Government Agencies, 0.125% due 4/15/27, valued at $8,708,952)
(Cost $8,537,988)	8,537,988

COLLATERAL RECEIVED FOR SECURITIES LOANED – 2.5%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-5.18%)
(Cost $4,531,444)	4,531,444	4,531,444

TOTAL INVESTMENTS – 103.2%
(Cost $144,674,759)		183,717,330

LIABILITIES LESS CASH AND OTHER ASSETS – (3.2)%		(5,763,070)

NET ASSETS – 100.0%		$177,954,260

ADR- American Depository Receipt

†	New additions in 2024.
[1]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors. See Notes to Financial Statements.
[2]	Non-income producing.
[3]	Securities for which market quotations are not readily available represent 0.0% and 0.0% of net assets for Royce Micro-Cap Fund and Royce Small-Cap Opportunity Fund. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value. See Notes to Financial Statements.
[4]	All or a portion of these securities were on loan as of June 30, 2024.
[5]	As of June 30, 2024, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940. See Notes to Financial Statements.

Securities of Royce International Premier Fund are categorized by the country of their headquarters.

Bold indicates a Fund’s 20 largest equity holdings in terms of June 30, 2024, market value.

See Notes to Financial Statements	20

Statements of Assets and Liabilities	June 30, 2024 (unaudited)

	Royce Dividend Value Fund	Royce Global Financial Services Fund	Royce International Premier Fund	Royce Micro-Cap Fund
ASSETS:
Investments at value (including collateral on loaned securities)[1]
Non-Affiliated Companies	$60,649,468	$28,307,493	$306,244,803	$293,549,143
Repurchase agreements (at cost and value)	5,431,970	760,810	4,861,755	7,274,209
Foreign currency[2]	–	–	715,842	–
Receivable for investments sold	–	–	740,343	–
Receivable for capital shares sold	9,023	191	228,721	28,684
Receivable for dividends and interest	55,657	47,451	5,082,324	38,478
Receivable for securities lending income	–	–	–	223
Prepaid expenses and other assets	1,750	785	23,070	9,187
Total Assets	66,147,868	29,116,730	317,896,858	300,899,924
LIABILITIES:
Payable for collateral on loaned securities	–	–	–	271,625
Payable for investments purchased	31,291	–	–	–
Payable for capital shares redeemed	3,148	356	535,587	98,574
Payable for investment advisory fees	46,025	23,660	270,878	245,725
Payable for trustees’ fees	2,501	1,096	28,164	12,237
Accrued expenses	47,562	30,029	235,961	134,335
Deferred capital gains tax	–	24,625	–	–
Total Liabilities	130,527	79,766	1,070,590	762,496
Net Assets	$66,017,341	$29,036,964	$316,826,268	$300,137,428
ANALYSIS OF NET ASSETS:
Paid-in capital	$22,226,277	$14,812,317	$430,784,493	$204,535,994
Total distributable earnings (loss)	43,791,064	14,224,647	(113,958,225)	95,601,434
Net Assets	$66,017,341	$29,036,964	$316,826,268	$300,137,428
Investment Class	$46,782,842		$123,233,053	$161,808,791
Service Class	19,234,499	$20,076,532	27,163,291	128,110,691
Consultant Class				10,217,946
Institutional Class		8,960,432	166,429,924
SHARES OUTSTANDING (unlimited number of $.001 par value):
Investment Class	7,338,909		9,852,861	14,327,578
Service Class	2,889,640	1,823,673	1,801,836	11,733,116
Consultant Class				1,246,166
Institutional Class		617,518	13,292,145
NET ASSET VALUES (Net Assets ÷ Shares Outstanding):
Investment Class[3]	$6.37		$12.51	$11.29
Service Class[3]	6.66	$11.01	15.08	10.92
Consultant Class[4]				8.20
Institutional Class[5]		14.51	12.52
Investments at identified cost - Non-Affiliated Companies	$22,854,907	$14,733,966	$287,749,153	$221,064,413
Market value of loaned securities[6]	–	–	–	1,202,153

[1]	See Notes to Financial Statements for information on non-cash collateral on loaned securities.
[2]	The cost of foreign currency is $715,726 for Royce International Premier Fund.
[3]	Offering and redemption price per share; Prior to May 1, 2024, shares held less than 30 days may have been subject to a 1% redemption fee, or a 2% redemption fee (Royce International Premier Fund), payable to the Fund.
[4]	Offering and redemption price per share; shares held less than 365 days may be subject to a 1% contingent deferred sales charge, payable to Royce Fund Services, LLC.
[5]	Offering and redemption price per share.
[6]	Market value of loaned securities backed by non-cash collateral is as of prior business day.

See Notes to Financial Statements	21

Statements of Assets and Liabilities	June 30, 2024 (unaudited)

	Royce Premier Fund	Royce Small-Cap Fund	Royce Small-Cap Opportunity Fund	Royce Small-Cap Special Equity Fund
ASSETS:
Investments at value (including collateral on loaned securities)[1]
Non-Affiliated Companies	$1,331,896,571	$1,847,114,769	$1,192,747,278	$531,907,405
Affiliated Companies	–	–	24,128,772	61,620,310
Repurchase agreements (at cost and value)	64,976,611	50,200,595	20,956,983	113,154,168
Foreign currency[2]	–	97,589	–	–
Receivable for investments sold	1,350,481	8,874,090	4,884,248	–
Receivable for capital shares sold	970,351	913,777	1,537,847	1,071,750
Receivable for dividends and interest	870,344	872,511	427,550	538,470
Receivable for securities lending income	–	1,385	17,319	–
Prepaid expenses and other assets	40,013	1,915,717	38,946	23,199
Total Assets	1,400,104,371	1,909,990,433	1,244,738,943	708,315,302
LIABILITIES:
Payable for collateral on loaned securities	–	552,173	3,094,061	–
Payable to custodian for cash overdrawn	–	53,576	–	–
Payable for investments purchased	–	6,312,941	1,262,471	68,560
Payable for capital shares redeemed	2,425,620	632,027	885,091	296,209
Payable for investment advisory fees	1,152,481	1,181,659	1,020,342	587,637
Payable for trustees’ fees	54,499	68,032	49,004	31,033
Accrued expenses	271,297	455,745	384,615	213,008
Total Liabilities	3,903,897	9,256,153	6,695,584	1,196,447
Net Assets	$1,396,200,474	$1,900,734,280	$1,238,043,359	$707,118,855
ANALYSIS OF NET ASSETS:
Paid-in capital	$746,553,943	$1,163,954,862	$930,360,384	$525,529,397
Total distributable earnings (loss)	649,646,531	736,779,418	307,682,975	181,589,458
Net Assets	$1,396,200,474	$1,900,734,280	$1,238,043,359	$707,118,855
Investment Class	$1,076,473,489	$1,426,175,333	$852,865,207	$542,378,015
Service Class	33,354,032	70,575,200	60,492,442	30,273,146
Consultant Class	11,436,742	189,406,613	12,440,043	13,823,684
Institutional Class	274,936,211	214,577,134	269,468,605	120,644,010
R Class			42,777,062
SHARES OUTSTANDING (unlimited number of $.001 par value):
Investment Class	92,494,553	148,657,553	54,501,654	32,271,030
Service Class	2,975,695	7,412,457	4,251,243	1,803,635
Consultant Class	1,309,197	25,814,089	1,033,379	910,097
Institutional Class	23,236,219	22,278,682	16,756,041	7,243,717
R Class			3,144,015
NET ASSET VALUES (Net Assets ÷ Shares Outstanding):
Investment Class[3]	$11.64	$9.59	$15.65	$16.81
Service Class[3]	11.21	9.52	14.23	16.78
Consultant Class[4]	8.74	7.34	12.04	15.19
Institutional Class[5]	11.83	9.63	16.08	16.65
R Class[5]			13.61
Investments at identified cost - Non-Affiliated Companies	$792,183,824	$1,219,696,978	$917,689,889	$397,403,754
Investments at identified cost - Affiliated Companies	–	–	26,194,116	49,254,251
Market value of loaned securities[6]	–	3,674,526	19,876,081	–

[1]	See Notes to Financial Statements for information on non-cash collateral on loaned securities.
[2]	The cost of foreign currency is $97,489 for Royce Small-Cap Fund.
[3]	Offering and redemption price per share; Prior to May 1, 2024, shares held less than 30 days may have been subject to a 1% redemption fee, payable to the Fund.
[4]	Offering and redemption price per share; shares held less than 365 days may be subject to a 1% contingent deferred sales charge, payable to Royce Fund Services, LLC.
[5]	Offering and redemption price per share.
[6]	Market value of loaned securities backed by non-cash collateral is as of prior business day.

See Notes to Financial Statements	22

Statements of Assets and Liabilities	June 30, 2024 (unaudited)

	Royce Small-Cap Total Return Fund	Royce Small-Cap Value Fund	Royce Smaller- Companies Growth Fund
ASSETS:
Investments at value (including collateral on loaned securities)[1]
Non-Affiliated Companies	$949,934,774	$110,809,223	$175,179,342
Affiliated Companies	32,361,658	–	–
Repurchase agreements (at cost and value)	23,605,781	804,122	8,537,988
Foreign currency[2]	133,586	–	–
Receivable for investments sold	3,968,074	268,522	–
Receivable for capital shares sold	933,682	6,109	23,611
Receivable for dividends and interest	880,260	40,707	19,377
Receivable for securities lending income	23	–	11,669
Prepaid expenses and other assets	28,234	3,273	5,484
Total Assets	1,011,846,072	111,931,956	183,777,471
LIABILITIES:
Payable for collateral on loaned securities	–	–	4,531,444
Payable for investments purchased	3,481,423	–	896,161
Payable for capital shares redeemed	380,992	73,457	153,086
Payable for investment advisory fees	819,272	92,252	145,048
Payable for trustees’ fees	39,412	4,848	7,507
Accrued expenses	356,038	72,300	89,965
Total Liabilities	5,077,137	242,857	5,823,211
Net Assets	$1,006,768,935	$111,689,099	$177,954,260
ANALYSIS OF NET ASSETS:
Paid-in capital	$796,369,589	$80,107,846	$141,545,861
Total distributable earnings (loss)	210,399,346	31,581,253	36,408,399
Net Assets	$1,006,768,935	$111,689,099	$177,954,260
Investment Class	$630,162,234	$35,380,386	$63,685,883
Service Class	56,148,019	76,308,713	109,317,363
Consultant Class	81,491,539
Institutional Class	216,446,457		4,951,014
R Class	22,520,686
SHARES OUTSTANDING (unlimited number of $.001 par value):
Investment Class	84,287,761	3,532,795	9,007,154
Service Class	7,222,573	7,673,669	16,087,564
Consultant Class	10,333,591
Institutional Class	29,574,555		689,395
R Class	2,842,993
NET ASSET VALUES (Net Assets ÷ Shares Outstanding):
Investment Class[3]	$7.48	$10.01	$7.07
Service Class[3]	7.77	9.94	6.80
Consultant Class[4]	7.89
Institutional Class[5]	7.32		7.18
R Class[5]	7.92
Investments at identified cost - Non-Affiliated Companies	$794,765,415	$86,161,570	$136,136,771
Investments at identified cost - Affiliated Companies	18,882,536	–	–
Market value of loaned securities[6]	208,416	–	12,128,561

[1]	See Notes to Financial Statements for information on non-cash collateral on loaned securities.
[2]	The cost of foreign currency is $133,449 for Royce Small-Cap Total Return Fund.
[3]	Offering and redemption price per share; Prior to May 1, 2024, shares held less than 30 days may have been subject to a 1% redemption fee, payable to the Fund.
[4]	Offering and redemption price per share; shares held less than 365 days may be subject to a 1% contingent deferred sales charge, payable to Royce Fund Services, LLC.
[5]	Offering and redemption price per share.
[6]	Market value of loaned securities backed by non-cash collateral is as of prior business day.

See Notes to Financial Statements	23

Statements of Operations	Six Months Ended June 30, 2024 (unaudited)

	Royce Dividend Value Fund	Royce Global Financial Services Fund	Royce International Premier Fund	Royce Micro-Cap Fund
INVESTMENT INCOME:
INCOME:
Dividends	$645,835	$392,706	$8,100,738	$1,043,702
Foreign withholding tax	(23,549)	(33,037)	(508,617)	(33,226)
Interest	86,208	14,213	648,761	184,601
Securities lending	–	–	–	6,785
Total income	708,494	373,882	8,240,882	1,201,862
EXPENSES:
Investment advisory fees	279,126	140,953	2,199,732	1,511,323
Distribution fees	23,721	24,503	38,240	213,963
Shareholder servicing	49,605	19,100	232,120	193,627
Administrative and office facilities	25,366	16,352	160,298	86,080
Audit	18,234	18,738	22,453	19,003
Registration	16,775	16,279	27,422	23,380
Custody	11,246	13,990	99,226	23,659
Trustees' fees	5,098	2,199	44,109	24,270
Shareholder reports	4,306	2,159	36,079	19,307
Legal	1,296	561	12,725	6,234
Other expenses	3,717	2,939	31,366	13,223
Total expenses	438,490	257,773	2,903,770	2,134,069
Compensating balance credits	(961)	(539)	(14,981)	(7,965)
Fees waived by investment adviser and distributor	–	(3,921)	(285,835)	–
Expenses reimbursed by investment adviser	(55,870)	(43,292)	(89,353)	(42,295)
Net expenses	381,659	210,021	2,513,601	2,083,809
Net investment income (loss)	326,835	163,861	5,727,281	(881,947)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
NET REALIZED GAIN (LOSS):
Investments	4,962,917	709,628	(39,290,622)	17,504,722
Foreign currency transactions	(1,065)	(2,958)	(215,264)	1,659
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Investments	(1,100,772)	1,571,059	11,925,230	(8,964,507)
Other assets and liabilities denominated in foreign currency	(1,380)	3,207	(176,841)	40
Net realized and unrealized gain (loss) on investments and foreign currency	3,859,700	2,280,936	(27,757,497)	8,541,914
NET INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS	$4,186,535	$2,444,797	$(22,030,216)	$7,659,967

See Notes to Financial Statements	24

Statements of Operations	Six Months Ended June 30, 2024 (unaudited)

	Royce Premier Fund	Royce Small-Cap Fund	Royce Small-Cap Opportunity Fund	Royce Small-Cap Special Equity Fund
INVESTMENT INCOME:
INCOME:
Dividends
Non-Affiliated Companies	$7,242,293	$11,497,454	$4,908,860	$5,863,812
Affiliated Companies	–	–	26,841	1,070,450
Foreign withholding tax	(144,110)	(376,555)	(28,369)	–
Interest	1,728,703	927,493	845,939	2,841,546
Securities lending	–	195,493	38,389	–
Total income	8,826,886	12,243,885	5,791,660	9,775,808
EXPENSES:
Investment advisory fees	7,092,427	7,092,141	6,205,044	3,705,593
Distribution fees	99,980	1,037,341	260,785	110,883
Shareholder servicing	529,691	652,687	627,608	372,215
Administrative and office facilities	360,423	457,971	329,567	205,619
Audit	23,052	27,218	25,772	21,889
Registration	37,854	38,243	41,906	32,718
Custody	54,894	89,324	71,084	30,988
Trustees' fees	112,271	144,538	100,228	61,241
Shareholder reports	58,141	74,445	50,541	30,949
Legal	28,577	36,538	26,274	15,974
Other expenses	56,528	70,733	53,587	33,517
Total expenses	8,453,838	9,721,179	7,792,396	4,621,586
Compensating balance credits	(14,296)	(36,672)	(22,363)	(12,716)
Fees waived by distributor	–	(7,167)	–	–
Expenses reimbursed by investment adviser	(22,397)	(2,290)	(19,804)	(22,100)
Net expenses	8,417,145	9,675,050	7,750,229	4,586,770
Net investment income (loss)	409,741	2,568,835	(1,958,569)	5,189,038
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
NET REALIZED GAIN (LOSS):
Investments in Non-Affiliated Companies	100,941,021	92,492,816	31,459,344	27,110,569
Investments in Affiliated Companies	–	–	181,796	–
Foreign currency transactions	(2,940)	(35,999)	(90)	–
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Investments in Non-Affiliated Companies	(88,780,111)	(12,883,573)	13,798,436	(41,612,668)
Investments in Affiliated Companies	–	–	(1,551,087)	(1,763,486)
Other assets and liabilities denominated in foreign currency	–	(63)	(39)	–
Net realized and unrealized gain (loss) on investments and foreign currency	12,157,970	79,573,181	43,888,360	(16,265,585)
NET INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS	$12,567,711	$82,142,016	$41,929,791	$(11,076,547)

See Notes to Financial Statements	25

Statements of Operations	Six Months Ended June 30, 2024 (unaudited)

	Royce Small-Cap Total Return Fund	Royce Small-Cap Value Fund	Royce Smaller- Companies Growth Fund
INVESTMENT INCOME:
INCOME:
Dividends
Non-Affiliated Companies	$7,109,003	$1,591,430	$349,492
Affiliated Companies	1,441,853	–	–
Foreign withholding tax	(133,379)	–	(1,762)
Interest	624,761	56,917	133,042
Securities lending	10,001	19	40,270
Total income	9,052,239	1,648,366	521,042
EXPENSES:
Investment advisory fees	4,998,278	626,682	899,215
Distribution fees	534,656	111,575	138,349
Shareholder servicing	430,701	95,950	117,443
Administrative and office facilities	259,882	41,142	55,185
Audit	25,779	16,533	17,160
Registration	34,437	21,986	21,960
Custody	65,885	15,933	15,599
Trustees' fees	79,552	10,408	14,503
Shareholder reports	54,612	8,257	10,920
Legal	20,347	2,581	3,750
Other expenses	43,450	5,644	8,731
Total expenses	6,547,579	956,691	1,302,815
Compensating balance credits	(12,970)	(2,201)	(3,771)
Expenses reimbursed by investment adviser	(18,527)	(65,830)	(45,668)
Net expenses	6,516,082	888,660	1,253,376
Net investment income (loss)	2,536,157	759,706	(732,334)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
NET REALIZED GAIN (LOSS):
Investments in Non-Affiliated Companies	31,813,887	5,200,571	14,366,859
Investments in Affiliated Companies	1,942,271	–	–
Foreign currency transactions	(26,708)	–	(3,404)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Investments in Non-Affiliated Companies	(25,058,413)	(9,356,713)	(3,000,771)
Investments in Affiliated Companies	1,079,335	–	–
Other assets and liabilities denominated in foreign currency	4,071	–	(1)
Net realized and unrealized gain (loss) on investments and foreign currency	9,754,443	(4,156,142)	11,362,683
NET INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS	$12,290,600	$(3,396,436)	$10,630,349

See Notes to Financial Statements	26

Statements of Changes in Net Assets

	Royce Dividend Value Fund		Royce Global Financial Services Fund		Royce International Premier Fund
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INVESTMENT OPERATIONS:
Net investment income (loss)	$326,835	$594,324	$163,861	$439,490	$5,727,281	$8,180,796
Net realized gain (loss) on investments and foreign currency	4,961,852	7,402,145	706,670	2,255,241	(39,505,886)	(59,465,778)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(1,102,152)	4,555,773	1,574,266	1,221,367	11,748,389	88,231,890
Net increase (decrease) in net assets from investment operations	4,186,535	12,552,242	2,444,797	3,916,098	(22,030,216)	36,946,908
DISTRIBUTIONS:
Total distributable earnings
Investment Class	(221,572)	(5,042,548)			–	(7,746,903)
Service Class	(57,579)	(2,006,314)	–	(1,418,068)	–	(729,574)
Institutional Class	–	(247)	–	(567,704)	–	(7,720,585)
Total distributions	(279,151)	(7,049,109)	–	(1,985,772)	–	(16,197,062)
CAPITAL SHARE TRANSACTIONS:
Net capital share transactions
Investment Class	(766,317)	(2,513,377)			(118,107,848)	(3,654,818)
Service Class	(298,494)	2,961,580	(758,274)	(1,634,082)	(4,928,534)	(1,119,634)
Consultant Class		(1,669,601)				(5,029,442)
Institutional Class		(135,683)	(42,009)	161,796	(38,613,537)	(250,345,128)
Shareholder redemption fees
Investment Class	–	396			1,485	1,501
Service Class	1	–	–	31	45	2,968
Net increase (decrease) in net assets from capital share transactions	(1,064,810)	(1,356,685)	(800,283)	(1,472,255)	(161,648,389)	(260,144,553)
Net Increase (Decrease) In Net Assets	2,842,574	4,146,448	1,644,514	458,071	(183,678,605)	(239,394,707)
NET ASSETS:
Beginning of period	63,174,767	59,028,319	27,392,450	26,934,379	500,504,873	739,899,580
End of period	$66,017,341	$63,174,767	$29,036,964	$27,392,450	$316,826,268	$500,504,873

See Notes to Financial Statements	27

Statements of Changes in Net Assets

	Royce Micro-Cap Fund		Royce Premier Fund		Royce Small-Cap Fund
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INVESTMENT OPERATIONS:
Net investment income (loss)	$(881,947)	$(1,672,097)	$409,741	$1,267,358	$2,568,835	$2,177,822
Net realized gain (loss) on investments and foreign currency	17,506,381	27,692,148	100,938,081	93,027,953	92,456,817	111,671,680
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(8,964,467)	26,342,764	(88,780,111)	179,451,497	(12,883,636)	288,599,020
Net increase (decrease) in net assets from investment operations	7,659,967	52,362,815	12,567,711	273,746,808	82,142,016	402,448,522
DISTRIBUTIONS:
Total distributable earnings
Investment Class	–	(10,989,696)	–	(74,373,756)	–	(65,933,131)
Service Class	–	(8,936,398)	–	(2,295,254)	–	(3,275,912)
Consultant Class	–	(707,046)	–	(762,327)	–	(8,438,738)
Institutional Class			–	(16,644,913)	–	(9,421,722)
Total distributions	–	(20,633,140)	–	(94,076,250)	–	(87,069,503)
CAPITAL SHARE TRANSACTIONS:
Net capital share transactions
Investment Class	(8,956,838)	(175,080)	(73,204,390)	(4,998,002)	(38,018,618)	(29,489,951)
Service Class	(9,834,870)	(11,363,544)	(1,856,032)	6,039,867	(6,135,989)	3,384,794
Consultant Class	(745,570)	(606,724)	(399,463)	(913,538)	(11,426,300)	(15,806,157)
Institutional Class			16,037,095	18,701,299	7,192,897	34,304,093
R Class				(6,605,757)		(7,470,321)
Shareholder redemption fees
Investment Class	14	970	661	447	435	1,158
Service Class	5	1,067	–	–	39	202
Net increase (decrease) in net assets from capital share transactions	(19,537,259)	(12,143,311)	(59,422,129)	12,224,316	(48,387,536)	(15,076,182)
Net Increase (Decrease) In Net Assets	(11,877,292)	19,586,364	(46,854,418)	191,894,874	33,754,480	300,302,837
NET ASSETS:
Beginning of period	312,014,720	292,428,356	1,443,054,892	1,251,160,018	1,866,979,800	1,566,676,963
End of period	$300,137,428	$312,014,720	$1,396,200,474	$1,443,054,892	$1,900,734,280	$1,866,979,800

See Notes to Financial Statements	28

Statements of Changes in Net Assets

	Royce Small-Cap Opportunity Fund		Royce Small-Cap Special Equity Fund		Royce Small-Cap Total Return Fund
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INVESTMENT OPERATIONS:
Net investment income (loss)	$(1,958,569)	$(506,632)	$5,189,038	$11,056,200	$2,536,157	$7,240,407
Net realized gain (loss) on investments and foreign currency	31,641,050	74,676,437	27,110,569	19,047,269	33,729,450	88,192,988
Net change in unrealized appreciation (depreciation) on investments and foreign currency	12,247,310	143,786,459	(43,376,154)	62,658,927	(23,975,007)	112,810,575
Net increase (decrease) in net assets from investment operations	41,929,791	217,956,264	(11,076,547)	92,762,396	12,290,600	208,243,970
DISTRIBUTIONS:
Total distributable earnings
Investment Class	–	(39,071,925)	–	(31,210,014)	(1,707,861)	(58,941,637)
Service Class	–	(3,291,030)	–	(1,555,626)	(72,632)	(5,006,920)
Consultant Class	–	(559,481)	–	(657,508)	–	(6,494,539)
Institutional Class	–	(12,002,169)	–	(6,876,676)	(583,736)	(19,349,504)
R Class	–	(1,964,587)			–	(1,761,612)
Total distributions	–	(56,889,192)	–	(40,299,824)	(2,364,229)	(91,554,212)
CAPITAL SHARE TRANSACTIONS:
Net capital share transactions
Investment Class	(66,548,843)	(135,355,933)	(54,607,042)	(22,889,342)	(18,878,309)	(22,783,520)
Service Class	(17,507,409)	(1,863,203)	(1,513,603)	(4,629,957)	(2,783,410)	(7,348,656)
Consultant Class	(869,795)	55,614	(1,208,260)	(883,022)	(4,584,800)	(9,626,037)
Institutional Class	(1,789,601)	16,944,127	(8,352,912)	6,248,547	1,727,728	8,493,692
R Class	(3,994,300)	1,076,523			159	(469,274)
Shareholder redemption fees
Investment Class	223	12,846	367	1,640	279	687
Service Class	65	1,305	823	112	–	293
Net increase (decrease) in net assets from capital share transactions	(90,709,660)	(119,128,721)	(65,680,627)	(22,152,022)	(24,518,353)	(31,732,815)
Net Increase (Decrease) In Net Assets	(48,779,869)	41,938,351	(76,757,174)	30,310,550	(14,591,982)	84,956,943
NET ASSETS:
Beginning of period	1,286,823,228	1,244,884,877	783,876,029	753,565,479	1,021,360,917	936,403,974
End of period	$1,238,043,359	$1,286,823,228	$707,118,855	$783,876,029	$1,006,768,935	$1,021,360,917

See Notes to Financial Statements	29

Statements of Changes in Net Assets

	Royce Small-Cap Value Fund		Royce Smaller-Companies Growth Fund
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INVESTMENT OPERATIONS:
Net investment income (loss)	$759,706	$1,055,971	$(732,334)	$(1,525,709)
Net realized gain (loss) on investments and foreign currency	5,200,571	8,713,674	14,363,455	7,463,010
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(9,356,713)	15,859,268	(3,000,772)	22,084,532
Net increase (decrease) in net assets from investment operations	(3,396,436)	25,628,913	10,630,349	28,021,833
DISTRIBUTIONS:
Total distributable earnings
Investment Class	–	(2,893,809)	–	–
Service Class	–	(6,304,788)	–	–
Institutional Class			–	–
Total distributions	–	(9,198,597)	–	–
CAPITAL SHARE TRANSACTIONS:
Net capital share transactions
Investment Class	(1,014,863)	(3,318,421)	(3,489,729)	(7,846,011)
Service Class	(20,431,173)	19,172,063	(9,223,663)	(10,576,956)
Consultant Class		(3,079,281)		(4,414,617)
Institutional Class			(550,244)	114,033
R Class		(5,632,125)
Shareholder redemption fees
Investment Class	251	512	153	8
Service Class	13,576	544	1	2,572
Net increase (decrease) in net assets from capital share transactions	(21,432,209)	7,143,292	(13,263,482)	(22,720,971)
Net Increase (Decrease) In Net Assets	(24,828,645)	23,573,608	(2,633,133)	5,300,862
NET ASSETS:
Beginning of period	136,517,744	112,944,136	180,587,393	175,286,531
End of period	$111,689,099	$136,517,744	$177,954,260	$180,587,393

See Notes to Financial Statements	30

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

				Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency			Distributions from Net Realized Gain on Investments and Foreign Currency					Ratio of Expenses to Average Net Assets			Ratio of Net Investment Income (Loss) to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)			Total from Investment Operations	Distributions from Net Investment Income		Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements		Portfolio Turnover Rate
Royce Dividend Value Fund–Investment Class
2024†	$6.00	$0.03		$0.37	$0.40	$(0.03)	$–	$(0.03)	$6.37	6.67%[1]	$46,783	1.24%[2]	1.24%[2]	1.09%[2]	1.07%[2]	2%
2023	5.48	0.06		1.20	1.26	(0.08)	(0.66)	(0.74)	6.00	23.12	44,754	1.28	1.27	1.09	1.05	14
2022	6.40	0.04		(0.90)	(0.86)	(0.05)	(0.01)	(0.06)	5.48	(13.45)	43,264	1.27	1.27	1.09	0.80	3
2021	6.11	0.05		1.17	1.22	(0.06)	(0.87)	(0.93)	6.40	20.47	54,466	1.21	1.21	1.09	0.76	0
2020	6.21	0.07		0.20	0.27	(0.11)	(0.26)	(0.37)	6.11	4.57	53,421	1.26	1.26	1.09	1.27	4
2019	5.56	0.09		1.58	1.67	(0.10)	(0.92)	(1.02)	6.21	30.34	76,273	1.21	1.20	1.09	1.37	8
Royce Dividend Value Fund–Service Class
2024†	$6.27	$0.03		$0.38	$0.41	$(0.02)	$–	$(0.02)	$6.66	6.54%[1]	$19,234	1.57%[2]	1.56%[2]	1.34%[2]	0.82%[2]	2%
2023	5.71	0.05		1.25	1.30	(0.06)	(0.68)	(0.74)	6.27	22.92	18,421	1.62	1.61	1.34	0.81	14
2022	6.65	0.03		(0.94)	(0.91)	(0.02)	(0.01)	(0.03)	5.71	(13.62)	14,005	1.62	1.62	1.34	0.55	3
2021	6.34	0.04		1.21	1.25	(0.04)	(0.90)	(0.94)	6.65	20.11	19,518	1.54	1.54	1.34	0.51	0
2020	6.42	0.06		0.21	0.27	(0.08)	(0.27)	(0.35)	6.34	4.47	19,687	1.60	1.60	1.34	1.02	4
2019	5.73	0.08		1.61	1.69	(0.06)	(0.94)	(1.00)	6.42	29.78	25,256	1.53	1.52	1.34	1.14	8
Royce Global Financial Services Fund–Service Class
2024†	$10.09	$0.06		$0.86	$0.92	$–	$–	$–	$11.01	9.12%[1]	$20,077	1.91%[2]	1.90%[2]	1.49%[2]	1.16%[2]	3%
2023	9.41	0.16	[3]	1.31	1.47	(0.28)	(0.51)	(0.79)	10.09	15.72	19,136	1.92	1.91	1.49	1.65 [3]	12
2022	12.06	0.07		(2.52)	(2.45)	(0.08)	(0.12)	(0.20)	9.41	(20.32)	19,443	1.90	1.90	1.49	0.71	10
2021	10.66	0.23	[4]	1.91	2.14	(0.39)	(0.35)	(0.74)	12.06	20.27	28,574	1.78	1.78	1.49	1.84 [4]	5
2020	9.91	0.07		1.42	1.49	(0.04)	(0.70)	(0.74)	10.66	15.25	25,919	1.88	1.88	1.49	0.80	4
2019	8.18	0.10		1.87	1.97	(0.15)	(0.09)	(0.24)	9.91	24.17	30,202	1.82	1.81	1.49	0.86	5
Royce Global Financial Services Fund–Institutional Class
2024†	$13.30	$0.08		$1.13	$1.21	$–	$–	$–	$14.51	9.10%[1]	$8,960	1.64%[2]	1.64%[2]	1.49%[2]	1.16%[2]	3%
2023	12.32	0.22	[3]	1.71	1.93	(0.28)	(0.67)	(0.95)	13.30	15.72	8,256	1.66	1.66	1.49	1.69 [3]	12
2022	15.76	0.10		(3.31)	(3.21)	(0.08)	(0.15)	(0.23)	12.32	(20.35)	7,491	1.64	1.64	1.49	0.72	10
2021	13.81	0.32	[4]	2.47	2.79	(0.39)	(0.45)	(0.84)	15.76	20.35	9,709	1.51	1.51	1.49	1.98 [4]	5
2020	12.83	0.10		1.82	1.92	(0.04)	(0.90)	(0.94)	13.81	15.18	7,746	1.67	1.67	1.49	0.81	4
2019	10.55	0.14		2.42	2.56	(0.16)	(0.12)	(0.28)	12.83	24.35	6,738	1.60	1.60	1.33	1.04	5
Royce International Premier Fund–Investment Class
2024†	$13.12	$0.16		$(0.77)	$(0.61)	$–	$–	$–	$12.51	(4.65)%[1]	$123,233	1.32%[2]	1.32%[2]	1.19%[2]	2.46%[2]	20%
2023	12.54	0.13		0.84	0.97	(0.39)	–	(0.39)	13.12	7.81	252,621	1.29	1.29	1.19	1.02	36
2022	17.81	0.13		(4.94)	(4.81)	(0.13)	(0.33)	(0.46)	12.54	(26.96)	248,170	1.26	1.26	1.17	0.95	31
2021	17.64	0.06		0.99	1.05	(0.07)	(0.81)	(0.88)	17.81	6.06	480,550	1.23	1.23	1.16	0.33	32
2020	15.25	0.04		2.40	2.44	(0.05)	–	(0.05)	17.64	15.99	486,378	1.26	1.26	1.19	0.30	21
2019	11.39	0.11		3.82	3.93	(0.07)	–	(0.07)	15.25	34.49	360,623	1.26	1.26	1.18	0.74	40

See Notes to Financial Statements	31

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

			Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency			Distributions from Net Realized Gain on Investments and Foreign Currency					Ratio of Expenses to Average Net Assets			Ratio of Net Investment Income (Loss) to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Total from Investment Operations	Distributions from Net Investment Income		Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements		Portfolio Turnover Rate
Royce International Premier Fund–Service Class
2024†	$15.83	$0.19	$(0.94)	$(0.75)	$–	$–	$–	$15.08	(4.74)%[1]	$27,163	1.64%[2]	1.64%[2]	1.44%[2]	2.42%[2]	20%
2023	15.04	0.12	1.01	1.13	(0.34)	–	(0.34)	15.83	7.62	33,645	1.62	1.61	1.44	0.79	36
2022	21.33	0.11	(5.92)	(5.81)	(0.08)	(0.40)	(0.48)	15.04	(27.21)	33,163	1.59	1.59	1.44	0.63	31
2021	21.10	0.01	1.18	1.19	–	(0.96)	(0.96)	21.33	5.78	59,258	1.54	1.54	1.44	0.05	32
2020	18.24	0.01	2.85	2.86	–	–	–	21.10	15.68	69,153	1.57	1.57	1.44	0.04	21
2019	13.61	0.10	4.57	4.67	(0.04)	–	(0.04)	18.24	34.29	71,350	1.58	1.58	1.41	0.63	40
Royce International Premier Fund–Institutional Class
2024†	$13.12	$0.18	$(0.78)	$(0.60)	$–	$–	$–	$12.52	(4.57)%[1]	$166,430	1.26%[2]	1.25%[2]	1.04%[2]	2.79%[2]	20%
2023	12.53	0.16	0.84	1.00	(0.41)	–	(0.41)	13.12	8.05	214,238	1.21	1.19	1.04	1.24	36
2022	17.82	0.14	(4.95)	(4.81)	(0.15)	(0.33)	(0.48)	12.53	(26.92)	453,793	1.20	1.19	1.04	1.03	31
2021	17.64	0.08	0.99	1.07	(0.09)	(0.80)	(0.89)	17.82	6.23	704,714	1.16	1.16	1.04	0.44	32
2020	15.25	0.06	2.39	2.45	(0.06)	–	(0.06)	17.64	16.12	567,878	1.20	1.20	1.04	0.44	21
2019	11.39	(0.03)	3.98	3.95	(0.09)	–	(0.09)	15.25	34.68	366,870	1.19	1.19	1.04	0.57	40
Royce Micro-Cap Fund–Investment Class
2024†	$11.00	$(0.02)	$0.31	$0.29	$–	$–	$–	$11.29	2.64%[1]	$161,809	1.24%[2]	1.23%[2]	1.23%[2]	(0.44)%[2]	10%
2023	9.88	(0.04)	1.93	1.89	–	(0.77)	(0.77)	11.00	19.31	166,477	1.25	1.25	1.24	(0.42)	19
2022	13.41	(0.05)	(2.98)	(3.03)	–	(0.50)	(0.50)	9.88	(22.55)	149,934	1.25	1.24	1.24	(0.50)	13
2021	12.74	(0.07)	3.84	3.77	–	(3.10)	(3.10)	13.41	31.02	209,032	1.20	1.20	1.20	(0.43)	26
2020	11.02	(0.05)	2.71	2.66	–	(0.94)	(0.94)	12.74	24.50	174,339	1.29	1.29	1.24	(0.46)	25
2019	9.35	(0.05)	2.02	1.97	–	(0.30)	(0.30)	11.02	21.16	158,112	1.51	1.50	1.36	(0.46)	21
Royce Micro-Cap Fund–Service Class
2024†	$10.65	$(0.04)	$0.31	$0.27	$–	$–	$–	$10.92	2.54%[1]	$128,110	1.54%[2]	1.54%[2]	1.49%[2]	(0.70)%[2]	10%
2023	9.59	(0.07)	1.87	1.80	–	(0.74)	(0.74)	10.65	19.03	134,780	1.55	1.55	1.49	(0.67)	19
2022	13.05	(0.08)	(2.89)	(2.97)	–	(0.49)	(0.49)	9.59	(22.76)	132,133	1.54	1.54	1.49	(0.75)	13
2021	12.45	(0.11)	3.74	3.63	–	(3.03)	(3.03)	13.05	30.64	197,089	1.51	1.51	1.49	(0.73)	26
2020	10.79	(0.07)	2.65	2.58	–	(0.92)	(0.92)	12.45	24.26	168,285	1.60	1.60	1.49	(0.71)	25
2019	9.15	(0.01)	1.94	1.93	–	(0.29)	(0.29)	10.79	21.22	164,956	1.51	1.51	1.50	(0.09)	21
Royce Micro-Cap Fund–Consultant Class
2024†	$8.03	$(0.06)	$0.23	$0.17	$–	$–	$–	$8.20	2.12%[1]	$10,218	2.42%[2]	2.42%[2]	2.24%[2]	(1.45)%[2]	10%
2023	7.29	(0.11)	1.41	1.30	–	(0.56)	(0.56)	8.03	18.03	10,758	2.42	2.42	2.30	(1.48)	19
2022	10.00	(0.13)	(2.21)	(2.34)	–	(0.37)	(0.37)	7.29	(23.37)	10,361	2.37	2.37	2.37	(1.63)	13
2021	9.62	(0.18)	2.89	2.71	–	(2.33)	(2.33)	10.00	29.56	15,777	2.30	2.30	2.30	(1.53)	26
2020	8.42	(0.13)	2.04	1.91	–	(0.71)	(0.71)	9.62	23.04	14,025	2.41	2.41	2.41	(1.63)	25
2019	7.23	(0.13)	1.55	1.42	–	(0.23)	(0.23)	8.42	19.72	14,204	2.59	2.59	2.58	(1.69)	21

See Notes to Financial Statements	32

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

			Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency			Distributions from Net Realized Gain on Investments and Foreign Currency					Ratio of Expenses to Average Net Assets			Ratio of Net Investment Income (Loss) to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Total from Investment Operations	Distributions from Net Investment Income		Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements		Portfolio Turnover Rate
Royce Premier Fund–Investment Class
2024†	$11.52	$0.00	$0.12	$0.12	$–	$–	$–	$11.64	1.04%[1]	$1,076,473	1.19%[2]	1.18%[2]	1.18%[2]	0.06%[2]	7%
2023	10.06	0.01	2.24	2.25	(0.00)	(0.79)	(0.79)	11.52	22.53	1,140,122	1.19	1.19	1.19	0.10	15
2022	12.97	(0.00)	(2.00)	(2.00)	–	(0.91)	(0.91)	10.06	(15.46)	1,001,894	1.18	1.18	1.18	(0.02)	23
2021	13.59	(0.03)	2.16	2.13	(0.01)	(2.74)	(2.75)	12.97	16.36	1,401,347	1.17	1.17	1.17	(0.19)	20
2020	12.88	0.05	1.41	1.46	(0.12)	(0.63)	(0.75)	13.59	11.50	1,414,718	1.21	1.21	1.21	0.41	23
2019	11.62	0.05	3.87	3.92	(0.05)	(2.61)	(2.66)	12.88	34.13	1,505,821	1.20	1.19	1.19	0.32	19
Royce Premier Fund–Service Class
2024†	$11.11	$(0.01)	$0.11	$0.10	$–	$–	$–	$11.21	0.90%[1]	$33,354	1.59%[2]	1.58%[2]	1.49%[2]	(0.25)%[2]	7%
2023	9.72	(0.02)	2.17	2.15	–	(0.76)	(0.76)	11.11	22.24	34,923	1.63	1.62	1.49	(0.19)	15
2022	12.58	(0.04)	(1.95)	(1.99)	–	(0.87)	(0.87)	9.72	(15.79)	24,968	1.59	1.59	1.49	(0.33)	23
2021	13.22	(0.07)	2.09	2.02	–	(2.66)	(2.66)	12.58	15.98	36,488	1.56	1.56	1.49	(0.50)	20
2020	12.54	0.01	1.37	1.38	(0.09)	(0.61)	(0.70)	13.22	11.16	29,588	1.57	1.57	1.49	0.12	23
2019	11.31	(0.01)	3.78	3.77	–	(2.54)	(2.54)	12.54	33.65	29,696	1.57	1.57	1.46	(0.06)	19
Royce Premier Fund–Consultant Class
2024†	$8.69	$(0.04)	$0.09	$0.05	$–	$–	$–	$8.74	0.58%[1]	$11,437	2.36%[2]	2.36%[2]	2.24%[2]	(1.00)%[2]	7%
2023	7.67	(0.08)	1.69	1.61	–	(0.59)	(0.59)	8.69	21.16	11,782	2.36	2.36	2.28	(0.99)	15
2022	10.00	(0.10)	(1.53)	(1.63)	–	(0.70)	(0.70)	7.67	(16.36)	11,265	2.33	2.33	2.33	(1.17)	23
2021	10.60	(0.15)	1.67	1.52	–	(2.12)	(2.12)	10.00	15.01	16,016	2.29	2.29	2.29	(1.30)	20
2020	10.09	(0.07)	1.09	1.02	(0.02)	(0.49)	(0.51)	10.60	10.19	15,686	2.34	2.34	2.34	(0.72)	23
2019	9.17	(0.10)	3.05	2.95	–	(2.03)	(2.03)	10.09	32.55	17,585	2.26	2.26	2.26	(0.91)	19
Royce Premier Fund–Institutional Class
2024†	$11.71	$0.01	$0.11	$0.12	$–	$–	$–	$11.83	1.02%[1]	$274,936	1.11%[2]	1.11%[2]	1.11%[2]	0.14%[2]	7%
2023	10.22	0.02	2.28	2.30	(0.01)	(0.80)	(0.81)	11.71	22.64	256,228	1.12	1.12	1.12	0.17	15
2022	13.16	0.01	(2.03)	(2.02)	–	(0.92)	(0.92)	10.22	(15.37)	206,916	1.11	1.11	1.11	0.05	23
2021	13.80	(0.02)	2.19	2.17	(0.02)	(2.79)	(2.81)	13.16	16.39	273,853	1.09	1.09	1.09	(0.11)	20
2020	13.08	0.05	1.44	1.49	(0.13)	(0.64)	(0.77)	13.80	11.53	266,587	1.15	1.15	1.15	0.44	23
2019	11.79	0.05	3.94	3.99	(0.05)	(2.65)	(2.70)	13.08	34.23	244,343	1.15	1.15	1.15	0.33	19
Royce Small-Cap Fund–Investment Class
2024†	$9.18	$0.02	$0.39	$0.41	$–	$–	$–	$9.59	4.47%[1]	$1,426,175	0.93%[2]	0.93%[2]	0.93%[2]	0.39%[2]	20%
2023	7.61	0.02	2.00	2.02	(0.04)	(0.41)	(0.45)	9.18	26.66	1,401,591	0.94	0.94	0.94	0.25	40
2022	9.65	0.03	(1.68)	(1.65)	(0.00)	(0.39)	(0.39)	7.61	(17.06)	1,191,941	0.94	0.94	0.94	0.31	45
2021	10.24	0.02	2.11	2.13	(0.01)	(2.71)	(2.72)	9.65	22.05	1,605,587	0.91	0.91	0.91	0.15	60
2020	9.44	0.03	1.29	1.32	(0.06)	(0.46)	(0.52)	10.24	14.08	1,426,472	0.95	0.95	0.95	0.37	32
2019	7.75	0.04	2.01	2.05	(0.02)	(0.34)	(0.36)	9.44	26.56	1,429,042	0.95	0.94	0.94	0.39	30

See Notes to Financial Statements	33

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

			Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency			Distributions from Net Realized Gain on Investments and Foreign Currency					Ratio of Expenses to Average Net Assets			Ratio of Net Investment Income (Loss) to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Total from Investment Operations	Distributions from Net Investment Income		Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements		Portfolio Turnover Rate
Royce Small-Cap Fund–Service Class
2024†	$9.12	$0.00	$0.40	$0.40	$–	$–	$–	$9.52	4.39%[1]	$70,575	1.29%[2]	1.28%[2]	1.26%[2]	0.05%[2]	20%
2023	7.56	(0.01)	1.99	1.98	(0.01)	(0.41)	(0.42)	9.12	26.31	73,661	1.31	1.31	1.25	(0.06)	40
2022	9.62	(0.00)	(1.67)	(1.67)	–	(0.39)	(0.39)	7.56	(17.41)	58,043	1.30	1.30	1.25	(0.01)	45
2021	10.23	(0.02)	2.11	2.09	–	(2.70)	(2.70)	9.62	21.64	84,060	1.27	1.27	1.27	(0.22)	60
2020	9.42	0.02	1.28	1.30	(0.03)	(0.46)	(0.49)	10.23	13.88	78,789	1.25	1.24	1.13	0.23	32
2019	7.77	(0.00)	2.00	2.00	(0.01)	(0.34)	(0.35)	9.42	25.75	142,864	1.31	1.30	1.30	(0.01)	30
Royce Small-Cap Fund–Consultant Class
2024†	$7.05	$(0.02)	$0.31	$0.29	$–	$–	$–	$7.34	4.11%[1]	$189,407	1.94%[2]	1.94%[2]	1.94%[2]	(0.63)%[2]	20%
2023	5.88	(0.05)	1.54	1.49	–	(0.32)	(0.32)	7.05	25.39	193,390	1.95	1.94	1.94	(0.76)	40
2022	7.53	(0.04)	(1.31)	(1.35)	–	(0.30)	(0.30)	5.88	(17.94)	175,956	1.94	1.94	1.94	(0.70)	45
2021	8.07	(0.08)	1.66	1.58	–	(2.12)	(2.12)	7.53	20.78	249,816	1.92	1.92	1.92	(0.86)	60
2020	7.47	(0.04)	1.00	0.96	–	(0.36)	(0.36)	8.07	12.94	238,595	1.96	1.96	1.96	(0.64)	32
2019	6.18	(0.04)	1.60	1.56	–	(0.27)	(0.27)	7.47	25.25	262,007	1.96	1.95	1.95	(0.62)	30
Royce Small-Cap Fund–Institutional Class
2024†	$9.21	$0.02	$0.40	$0.42	$–	$–	$–	$9.63	4.56%[1]	$214,577	0.89%[2]	0.88%[2]	0.88%[2]	0.43%[2]	20%
2023	7.63	0.02	2.02	2.04	(0.04)	(0.42)	(0.46)	9.21	26.77	198,338	0.91	0.91	0.91	0.29	40
2022	9.68	0.03	(1.68)	(1.65)	(0.01)	(0.39)	(0.40)	7.63	(17.07)	133,606	0.90	0.90	0.90	0.33	45
2021	10.27	0.03	2.12	2.15	(0.01)	(2.73)	(2.74)	9.68	22.10	199,842	0.86	0.86	0.86	0.21	60
2020	9.47	0.04	1.28	1.32	(0.06)	(0.46)	(0.52)	10.27	14.10	163,944	0.89	0.89	0.89	0.42	32
2019	7.78	0.04	2.02	2.06	(0.03)	(0.34)	(0.37)	9.47	26.53	106,564	0.89	0.89	0.89	0.45	30
Royce Small-Cap Opportunity Fund–Investment Class
2024†	$15.11	$(0.02)	$0.56	$0.54	$–	$–	$–	$15.65	3.57%[1]	$852,865	1.23%[2]	1.22%[2]	1.22%[2]	(0.29)%[2]	15%
2023	13.22	(0.00)	2.57	2.57	–	(0.68)	(0.68)	15.11	19.58	890,662	1.23	1.23	1.23	(0.02)	35
2022	16.76	0.00	(2.86)	(2.86)	–	(0.68)	(0.68)	13.22	(17.08)	911,802	1.23	1.23	1.23	0.03	35
2021	15.84	(0.06)	4.75	4.69	–	(3.77)	(3.77)	16.76	30.85	1,332,050	1.21	1.21	1.21	(0.30)	69
2020	12.52	(0.03)	3.35	3.32	–	–	–	15.84	26.52	786,849	1.24	1.23	1.23	(0.28)	53
2019	9.92	(0.06)	2.86	2.80	–	(0.20)	(0.20)	12.52	28.21	609,316	1.23	1.22	1.22	(0.50)	47
Royce Small-Cap Opportunity Fund–Service Class
2024†	$13.76	$(0.04)	$0.51	$0.47	$–	$–	$–	$14.23	3.42%[1]	$60,492	1.53%[2]	1.53%[2]	1.49%[2]	(0.56)%[2]	15%
2023	12.07	(0.04)	2.35	2.31	–	(0.62)	(0.62)	13.76	19.26	75,831	1.54	1.54	1.49	(0.27)	35
2022	15.34	(0.03)	(2.62)	(2.65)	–	(0.62)	(0.62)	12.07	(17.28)	68,292	1.54	1.54	1.49	(0.23)	35
2021	14.66	(0.11)	4.39	4.28	–	(3.60)	(3.60)	15.34	30.43	109,440	1.50	1.50	1.49	(0.61)	69
2020	11.61	(0.06)	3.11	3.05	–	–	–	14.66	26.27	131,725	1.54	1.54	1.49	(0.54)	53
2019	9.23	(0.09)	2.65	2.56	–	(0.18)	(0.18)	11.61	27.79	46,032	1.55	1.55	1.49	(0.77)	47

See Notes to Financial Statements	34

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

			Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency			Distributions from Net Realized Gain on Investments and Foreign Currency					Ratio of Expenses to Average Net Assets			Ratio of Net Investment Income (Loss) to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Total from Investment Operations	Distributions from Net Investment Income		Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements		Portfolio Turnover Rate
Royce Small-Cap Opportunity Fund–Consultant Class
2024†	$11.69	$(0.08)	$0.43	$0.35	$–	$–	$–	$12.04	2.99%[1]	$12,440	2.33%[2]	2.33%[2]	2.24%[2]	(1.31)%[2]	15%
2023	10.33	(0.12)	2.01	1.89	–	(0.53)	(0.53)	11.69	18.39	12,898	2.34	2.34	2.27	(1.06)	35
2022	13.24	(0.12)	(2.26)	(2.38)	–	(0.53)	(0.53)	10.33	(17.98)	11,396	2.35	2.35	2.35	(1.07)	35
2021	12.61	(0.21)	3.78	3.57	–	(2.94)	(2.94)	13.24	29.46	14,871	2.26	2.26	2.26	(1.35)	69
2020	10.09	(0.14)	2.66	2.52	–	–	–	12.61	24.98	13,477	2.45	2.45	2.45	(1.50)	53
2019	8.09	(0.16)	2.32	2.16	–	(0.16)	(0.16)	10.09	26.70	8,621	2.41	2.41	2.41	(1.67)	47
Royce Small-Cap Opportunity Fund–Institutional Class
2024†	$15.52	$(0.01)	$0.57	$0.56	$–	$–	$–	$16.08	3.61%[1]	$269,469	1.12%[2]	1.12%[2]	1.12%[2]	(0.18)%[2]	15%
2023	13.59	0.01	2.65	2.66	(0.02)	(0.71)	(0.73)	15.52	19.65	262,010	1.12	1.12	1.12	0.10	35
2022	17.21	0.02	(2.94)	(2.92)	–	(0.70)	(0.70)	13.59	(16.94)	214,424	1.12	1.12	1.12	0.15	35
2021	16.22	(0.03)	4.84	4.81	–	(3.82)	(3.82)	17.21	30.89	291,961	1.08	1.08	1.08	(0.18)	69
2020	12.80	(0.02)	3.44	3.42	–	–	–	16.22	26.72	340,877	1.12	1.12	1.12	(0.17)	53
2019	10.13	(0.05)	2.92	2.87	–	(0.20)	(0.20)	12.80	28.36	230,439	1.12	1.12	1.12	(0.39)	47
Royce Small-Cap Opportunity Fund–R Class
2024†	$13.18	$(0.06)	$0.49	$0.43	$–	$–	$–	$13.61	3.26%[1]	$42,777	1.85%[2]	1.85%[2]	1.85%[2]	(0.91)%[2]	15%
2023	11.61	(0.08)	2.25	2.17	–	(0.60)	(0.60)	13.18	18.76	45,422	1.85	1.85	1.85	(0.63)	35
2022	14.80	(0.07)	(2.53)	(2.60)	–	(0.59)	(0.59)	11.61	(17.54)	38,971	1.85	1.85	1.85	(0.57)	35
2021	14.03	(0.16)	4.20	4.04	–	(3.27)	(3.27)	14.80	30.01	51,537	1.81	1.81	1.81	(0.90)	69
2020	11.16	(0.09)	2.96	2.87	–	–	–	14.03	25.72	36,065	1.88	1.87	1.87	(0.93)	53
2019	8.90	(0.12)	2.55	2.43	–	(0.17)	(0.17)	11.16	27.38	31,230	1.86	1.85	1.85	(1.13)	47
Royce Small-Cap Special Equity Fund–Investment Class
2024†	$17.05	$0.12	$(0.36)	$(0.24)	$–	$–	$–	$16.81	(1.41)%[1]	$542,378	1.22%[2]	1.22%[2]	1.22%[2]	1.42%[2]	2%
2023	15.92	0.24	1.80	2.04	(0.25)	(0.66)	(0.91)	17.05	12.83	605,345	1.22	1.22	1.22	1.45	14
2022	19.09	0.18	(1.39)	(1.21)	(0.19)	(1.77)	(1.96)	15.92	(6.33)	587,346	1.21	1.21	1.21	1.01	23
2021	18.22	0.17	3.86	4.03	(0.20)	(2.96)	(3.16)	19.09	22.50	755,338	1.20	1.20	1.20	0.82	42
2020	17.59	0.27	1.03	1.30	(0.26)	(0.41)	(0.67)	18.22	7.43	702,556	1.23	1.23	1.23	1.68	39
2019	17.43	0.21	1.98	2.19	(0.21)	(1.82)	(2.03)	17.59	12.63	819,015	1.21	1.21	1.21	0.99	20
Royce Small-Cap Special Equity Fund–Service Class
2024†	$17.05	$0.10	$(0.37)	$(0.27)	$–	$–	$–	$16.78	(1.58)%[1]	$30,273	1.58%[2]	1.58%[2]	1.49%[2]	1.15%[2]	2%
2023	15.92	0.19	1.79	1.98	(0.20)	(0.65)	(0.85)	17.05	12.50	32,297	1.58	1.57	1.49	1.16	14
2022	19.06	0.12	(1.37)	(1.25)	(0.13)	(1.76)	(1.89)	15.92	(6.56)	34,729	1.57	1.57	1.49	0.70	23
2021	18.19	0.12	3.85	3.97	(0.16)	(2.94)	(3.10)	19.06	22.19	57,738	1.54	1.54	1.46	0.57	42
2020	17.56	0.24	1.04	1.28	(0.24)	(0.41)	(0.65)	18.19	7.29	46,671	1.60	1.60	1.39	1.49	39
2019	17.41	0.16	1.99	2.15	(0.17)	(1.83)	(2.00)	17.56	12.40	60,070	1.58	1.58	1.39	0.80	20

See Notes to Financial Statements	35

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

			Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency			Distributions from Net Realized Gain on Investments and Foreign Currency					Ratio of Expenses to Average Net Assets			Ratio of Net Investment Income (Loss) to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Total from Investment Operations	Distributions from Net Investment Income		Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements		Portfolio Turnover Rate
Royce Small-Cap Special Equity Fund–Consultant Class
2024†	$15.49	$0.03	$(0.33)	$(0.30)	$–	$–	$–	$15.19	(1.94)%[1]	$13,824	2.36%[2]	2.35%[2]	2.24%[2]	0.40%[2]	2%
2023	14.49	0.05	1.63	1.68	(0.09)	(0.59)	(0.68)	15.49	11.64	15,317	2.36	2.35	2.31	0.35	14
2022	17.37	(0.04)	(1.25)	(1.29)	–	(1.59)	(1.59)	14.49	(7.43)	15,189	2.40	2.40	2.40	(0.23)	23
2021	16.60	(0.05)	3.50	3.45	(0.01)	(2.67)	(2.68)	17.37	21.16	25,068	2.31	2.31	2.31	(0.29)	42
2020	16.05	0.09	0.92	1.01	(0.09)	(0.37)	(0.46)	16.60	6.27	18,852	2.31	2.31	2.31	0.59	39
2019	15.90	(0.02)	1.82	1.80	(0.00)	(1.65)	(1.65)	16.05	11.38	24,793	2.25	2.25	2.25	(0.12)	20
Royce Small-Cap Special Equity Fund–Institutional Class
2024†	$16.89	$0.13	$(0.37)	$(0.24)	$–	$–	$–	$16.65	(1.42)%[1]	$120,644	1.14%[2]	1.13%[2]	1.13%[2]	1.51%[2]	2%
2023	15.77	0.25	1.79	2.04	(0.27)	(0.65)	(0.92)	16.89	12.95	130,917	1.14	1.14	1.14	1.55	14
2022	18.92	0.19	(1.37)	(1.18)	(0.21)	(1.76)	(1.97)	15.77	(6.27)	116,301	1.12	1.12	1.12	1.08	23
2021	18.06	0.19	3.82	4.01	(0.22)	(2.93)	(3.15)	18.92	22.63	238,810	1.11	1.11	1.11	0.92	42
2020	17.43	0.30	1.01	1.31	(0.28)	(0.40)	(0.68)	18.06	7.52	194,911	1.15	1.15	1.15	1.84	39
2019	17.28	0.22	1.96	2.18	(0.22)	(1.81)	(2.03)	17.43	12.65	187,785	1.14	1.14	1.14	1.04	20
Royce Small-Cap Total Return Fund–Investment Class
2024†	$7.40	$0.02	$0.08	$0.10	$(0.02)	$–	$(0.02)	$7.48	1.36%[1]	$630,162	1.21%[2]	1.21%[2]	1.21%[2]	0.61%[2]	31%
2023	6.56	0.06 [5]	1.50	1.56	(0.25)	(0.47)	(0.72)	7.40	24.07	642,546	1.22	1.22	1.22	0.86 [5]	65
2022	8.78	0.08	(1.25)	(1.17)	(0.11)	(0.94)	(1.05)	6.56	(13.25)	591,730	1.22	1.22	1.22	0.97	62
2021	9.34	0.12	2.21	2.33	(0.13)	(2.76)	(2.89)	8.78	25.78	1,016,331	1.20	1.20	1.20	1.09	64
2020	10.93	0.17	0.19	0.36	(0.21)	(1.74)	(1.95)	9.34	3.82	893,868	1.24	1.24	1.24	1.88	61
2019	9.71	0.16	2.10	2.26	(0.15)	(0.89)	(1.04)	10.93	23.45	1,026,074	1.21	1.21	1.21	1.42	21
Royce Small-Cap Total Return Fund–Service Class
2024†	$7.70	$0.01	$0.07	$0.08	$(0.01)	$–	$(0.01)	$7.77	1.04%[1]	$56,148	1.56%[2]	1.56%[2]	1.49%[2]	0.32%[2]	31%
2023	6.80	0.04 [5]	1.57	1.61	(0.23)	(0.48)	(0.71)	7.70	23.85	58,424	1.58	1.58	1.49	0.58 [5]	65
2022	9.08	0.06	(1.30)	(1.24)	(0.07)	(0.97)	(1.04)	6.80	(13.54)	58,571	1.57	1.57	1.49	0.74	62
2021	9.62	0.09	2.28	2.37	(0.07)	(2.84)	(2.91)	9.08	25.54	80,478	1.52	1.52	1.49	0.78	64
2020	11.27	0.16	0.18	0.34	(0.19)	(1.80)	(1.99)	9.62	3.51	69,634	1.55	1.55	1.49	1.64	61
2019	9.97	0.13	2.16	2.29	(0.08)	(0.91)	(0.99)	11.27	23.08	77,177	1.52	1.52	1.49	1.13	21
Royce Small-Cap Total Return Fund–Consultant Class
2024†	$7.83	$(0.02)	$0.08	$0.06	$–	$–	$–	$7.89	0.77%[1]	$81,492	2.24%[2]	2.23%[2]	2.23%[2]	(0.42)%[2]	31%
2023	6.89	(0.01)[5]	1.58	1.57	(0.14)	(0.49)	(0.63)	7.83	22.91	85,488	2.25	2.24	2.24	(0.17)[5]	65
2022	9.18	0.00	(1.31)	(1.31)	–	(0.98)	(0.98)	6.89	(14.15)	84,448	2.23	2.23	2.23	0.01	62
2021	9.75	0.01	2.31	2.32	(0.01)	(2.88)	(2.89)	9.18	24.63	112,649	2.18	2.18	2.18	0.09	64
2020	11.31	0.09	0.18	0.27	(0.03)	(1.80)	(1.83)	9.75	2.76	110,179	2.22	2.22	2.22	0.88	61
2019	10.02	0.05	2.17	2.22	(0.02)	(0.91)	(0.93)	11.31	22.18	150,175	2.20	2.20	2.20	0.43	21

See Notes to Financial Statements	36

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

			Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency			Distributions from Net Realized Gain on Investments and Foreign Currency					Ratio of Expenses to Average Net Assets			Ratio of Net Investment Income (Loss) to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Total from Investment Operations	Distributions from Net Investment Income		Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements		Portfolio Turnover Rate
Royce Small-Cap Total Return Fund–Institutional Class
2024†	$7.24	$0.02	$0.08	$0.10	$(0.02)	$–	$(0.02)	$7.32	1.39%[1]	$216,446	1.12%[2]	1.12%[2]	1.12%[2]	0.69%[2]	31%
2023	6.43	0.07 [5]	1.46	1.53	(0.27)	(0.45)	(0.72)	7.24	24.12	212,581	1.13	1.13	1.13	0.95 [5]	65
2022	8.61	0.08	(1.22)	(1.14)	(0.12)	(0.92)	(1.04)	6.43	(13.13)	181,476	1.14	1.14	1.14	1.07	62
2021	9.17	0.13	2.17	2.30	(0.14)	(2.72)	(2.86)	8.61	25.91	279,510	1.10	1.10	1.10	1.19	64
2020	10.77	0.18	0.18	0.36	(0.24)	(1.72)	(1.96)	9.17	3.87	208,605	1.13	1.13	1.13	1.98	61
2019	9.58	0.17	2.07	2.24	(0.18)	(0.87)	(1.05)	10.77	23.59	232,479	1.13	1.13	1.13	1.49	21
Royce Small-Cap Total Return Fund–R Class
2024†	$7.85	$(0.00)	$0.07	$0.07	$–	$–	$–	$7.92	0.89%[1]	$22,521	1.90%[2]	1.89%[2]	1.89%[2]	(0.08)%[2]	31%
2023	6.92	0.01 [5]	1.59	1.60	(0.18)	(0.49)	(0.67)	7.85	23.28	22,322	1.91	1.91	1.91	0.17 [5]	65
2022	9.20	0.03	(1.32)	(1.29)	(0.01)	(0.98)	(0.99)	6.92	(13.87)	20,180	1.91	1.91	1.91	0.32	62
2021	9.76	0.05	2.31	2.36	(0.04)	(2.88)	(2.92)	9.20	25.01	27,040	1.85	1.85	1.85	0.42	64
2020	11.38	0.12	0.18	0.30	(0.12)	(1.80)	(1.92)	9.76	3.08	30,027	1.89	1.88	1.88	1.23	61
2019	10.06	0.09	2.18	2.27	(0.03)	(0.92)	(0.95)	11.38	22.66	36,345	1.85	1.84	1.84	0.76	21
Royce Small-Cap Value Fund–Investment Class
2024†	$10.30	$0.07	$(0.36)	$(0.29)	$–	$–	$–	$10.01	(2.82)%[1]	$35,380	1.34%[2]	1.33%[2]	1.24%[2]	1.39%[2]	24%
2023	8.85	0.11	2.21	2.32	(0.12)	(0.75)	(0.87)	10.30	26.39	37,440	1.36	1.35	1.24	1.15	48
2022	10.43	0.07	(1.09)	(1.02)	(0.05)	(0.51)	(0.56)	8.85	(9.87)	35,545	1.35	1.35	1.24	0.76	62
2021	8.61	0.02	2.41	2.43	(0.01)	(0.60)	(0.61)	10.43	28.48	44,621	1.31	1.31	1.24	0.20	53
2020	9.57	0.06	(0.66)	(0.60)	(0.17)	(0.19)	(0.36)	8.61	(6.25)	34,523	1.39	1.39	1.24	0.76	61
2019	8.35	0.09	1.46	1.55	(0.08)	(0.25)	(0.33)	9.57	18.60	53,234	1.30	1.30	1.24	0.84	64
Royce Small-Cap Value Fund–Service Class
2024†	$10.24	$0.06	$(0.36)	$(0.30)	$–	$–	$–	$9.94	(2.93)%[1]	$76,309	1.60%[2]	1.60%[2]	1.49%[2]	1.14%[2]	24%
2023	8.81	0.09	2.18	2.27	(0.10)	(0.74)	(0.84)	10.24	25.96	99,077	1.62	1.62	1.49	0.92	48
2022	10.38	0.05	(1.09)	(1.04)	(0.03)	(0.50)	(0.53)	8.81	(10.06)	68,455	1.59	1.59	1.49	0.52	62
2021	8.58	(0.01)	2.41	2.40	–	(0.60)	(0.60)	10.38	28.24	81,840	1.55	1.55	1.49	(0.06)	53
2020	9.54	0.04	(0.66)	(0.62)	(0.15)	(0.19)	(0.34)	8.58	(6.47)	75,502	1.62	1.62	1.49	0.50	61
2019	8.33	0.07	1.44	1.51	(0.05)	(0.25)	(0.30)	9.54	18.21	102,465	1.56	1.55	1.49	0.65	64
Royce Smaller-Companies Growth Fund–Investment Class
2024†	$6.66	$(0.02)	$0.43	$0.41	$–	$–	$–	$7.07	6.16%[1]	$63,686	1.26%[2]	1.25%[2]	1.24%[2]	(0.66)%[2]	36%
2023	5.69	(0.04)	1.01	0.97	–	–	–	6.66	17.05	63,279	1.27	1.27	1.24	(0.68)	65
2022	8.74	(0.06)	(2.74)	(2.80)	–	(0.25)	(0.25)	5.69	(32.07)	61,107	1.26	1.26	1.24	(0.97)	66
2021	11.06	(0.11)	0.83	0.72	–	(3.04)	(3.04)	8.74	8.09	106,318	1.19	1.19	1.19	(0.91)	50
2020	8.21	(0.07)	4.06	3.99	–	(1.14)	(1.14)	11.06	49.61	112,668	1.25	1.25	1.24	(0.86)	61
2019	6.86	(0.05)	1.68	1.63	–	(0.28)	(0.28)	8.21	23.92	91,670	1.25	1.24	1.24	(0.69)	53

See Notes to Financial Statements	37

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

			Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency			Distributions from Net Realized Gain on Investments and Foreign Currency					Ratio of Expenses to Average Net Assets			Ratio of Net Investment Income (Loss) to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Total from Investment Operations	Distributions from Net Investment Income		Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements		Portfolio Turnover Rate
Royce Smaller-Companies Growth Fund–Service Class
2024†	$6.41	$(0.03)	$0.42	$0.39	$–	$–	$–	$6.80	6.08%[1]	$109,317	1.55%[2]	1.55%[2]	1.49%[2]	(0.91)%[2]	36%
2023	5.48	(0.06)	0.99	0.93	–	–	–	6.41	16.97	112,078	1.57	1.57	1.49	(0.93)	65
2022	8.45	(0.08)	(2.65)	(2.73)	–	(0.24)	(0.24)	5.48	(32.37)	105,585	1.55	1.55	1.49	(1.22)	66
2021	10.74	(0.15)	0.82	0.67	–	(2.96)	(2.96)	8.45	7.78	178,553	1.51	1.51	1.49	(1.21)	50
2020	7.99	(0.09)	3.95	3.86	–	(1.11)	(1.11)	10.74	49.26	181,591	1.54	1.54	1.49	(1.11)	61
2019	6.69	(0.07)	1.65	1.58	–	(0.28)	(0.28)	7.99	23.67	154,236	1.55	1.54	1.49	(0.93)	53
Royce Smaller-Companies Growth Fund–Institutional Class
2024†	$6.77	$(0.02)	$0.43	$0.41	$–	$–	$–	$7.18	6.06%[1]	$4,951	1.55%[2]	1.55%[2]	1.24%[2]	(0.66)%[2]	36%
2023	5.77	(0.04)	1.04	1.00	–	–	–	6.77	17.33	5,231	1.54	1.53	1.21	(0.65)	65
2022	8.87	(0.06)	(2.79)	(2.85)	–	(0.25)	(0.25)	5.77	(32.17)	4,400	1.53	1.53	1.16	(0.89)	66
2021	11.23	(0.11)	0.85	0.74	–	(3.10)	(3.10)	8.87	8.16	7,278	1.41	1.41	1.16	(0.88)	50
2020	8.33	(0.07)	4.13	4.06	–	(1.16)	(1.16)	11.23	49.70	5,646	1.44	1.44	1.23	(0.85)	61
2019	6.95	(0.05)	1.72	1.67	–	(0.29)	(0.29)	8.33	24.10	8,021	1.35	1.35	1.17	(0.62)	53

† Six months ended June 30, 2024 (unaudited).

1 Not annualized

2 Annualized

3 For Royce Global Financial Services Fund, a special distribution from Tel Aviv Stock Exchange resulted in an increase in net investment income (loss) per share of $0.04 and an increase in the ratio of net investment income (loss) to average net assets of 0.45% for the Service Class, and $0.06 per share and 0.47% for the Institutional Class.

4 For Royce Global Financial Services Fund, a special distribution from ECN Capital resulted in an increase in net investment income (loss) per share of $0.12 and an increase in the ratio of net investment income (loss) to average net assets of 1.00% for the Service Class, and $0.18 per share and 1.14% for the Institutional Class.

5 For Royce Small-Cap Total Return Fund, a special distribution from Tel Aviv Stock Exchange resulted in an increase in net investment income (loss) per share of $0.01 and an increase in the ratio of net investment income (loss) to average net assets of 0.17% for the Investment Class, $0.01 per share and 0.16% for the Service Class, $0.01 per share and 0.16% for the Consultant Class, $0.01 per share and 0.17% for the Institutional Class and $0.01 per share and 0.17% for the R Class.

See Notes to Financial Statements	38

Notes to Financial Statements (unaudited)

Summary of Significant Accounting Policies:

Royce Dividend Value Fund, Royce Global Financial Services Fund, Royce International Premier Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Small-Cap Fund (formerly Royce Pennsylvania Mutual Fund) Royce Small-Cap Opportunity Fund, Royce Small-Cap Special Equity Fund, Royce Small-Cap Total Return Fund, Royce Small-Cap Value Fund and Royce Smaller-Companies Growth Fund (each, a “Fund,” and collectively, the “Funds”) are the 11 series of The Royce Fund (the “Trust”), an open-end management investment company organized as a Delaware statutory trust.

Classes of shares have equal rights as to earnings and assets, except that each class may bear different fees and expenses for distribution, shareholder servicing, registration and shareholder reports, and receive different transfer agent balance credits and expense reimbursements. Investment income, realized and unrealized capital gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class of shares based on its relative net assets.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Each Fund is an investment company registered under the Investment Company Act of 1940 (the “1940 Act”) and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies.”

Royce & Associates, LP, the Funds’ investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). As of June 30, 2024, officers and employees of Royce, Fund trustees, the Royce retirement plans and other affiliates owned more than 10% of the following Fund:

Royce Global Financial Services Fund     15%

VALUATION OF INVESTMENTS:

Portfolio securities held by the Funds are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by a Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Trust’s Board of Trustees has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the 1940 Act (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Trust's Board of Trustees and policies and procedures adopted by Royce in its capacity as valuation designee for the Trust. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which a Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Funds on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;
●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and
●	The Funds use an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Notes to Financial Statements (unaudited) (continued)

VALUATION OF INVESTMENTS (continued):

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas. In the case of restricted securities, fair value determinations generally start with the inherent or intrinsic worth of the relevant security, without regard to the restrictive feature, and are reduced for any diminution in value resulting from the restrictive feature. Due to the inherent uncertainty of such valuations, these fair values may differ significantly from the values that would have been used had an active market existed.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;
●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;
●	the independent pricing services are unable to supply fair value prices; or
●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time a Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Funds as of June 30, 2024. Any Level 2 or Level 3 securities held by a Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Royce Dividend Value Fund
Common Stocks	$53,340,780	$7,308,688	$–	$60,649,468
Repurchase Agreement	–	5,431,970	–	5,431,970
Royce Global Financial Services Fund
Common Stocks	23,659,374	4,648,119	–	28,307,493
Repurchase Agreement	–	760,810	–	760,810
Royce International Premier Fund
Common Stocks	27,990,980	273,704,899	–	301,695,879
Preferred Stocks	–	4,548,924	–	4,548,924
Repurchase Agreement	–	4,861,755	–	4,861,755
Royce Micro-Cap Fund
Common Stocks	284,631,070	8,646,448	0	293,277,518
Repurchase Agreement	–	7,274,209	–	7,274,209
Money Market Fund/Collateral Received for Securities Loaned	271,625	–	–	271,625
Royce Premier Fund
Common Stocks	1,331,896,571	–	–	1,331,896,571
Repurchase Agreement	–	64,976,611	–	64,976,611
Royce Small-Cap Fund
Common Stocks	1,844,991,681	1,570,915	–	1,846,562,596
Repurchase Agreement	–	50,200,595	–	50,200,595
Money Market Fund/Collateral Received for Securities Loaned	552,173	–	–	552,173
Royce Small-Cap Opportunity Fund
Common Stocks	1,213,629,557	–	152,432	1,213,781,989
Repurchase Agreement	–	20,956,983	–	20,956,983
Money Market Fund/Collateral Received for Securities Loaned	3,094,061	–	–	3,094,061
Royce Small-Cap Special Equity Fund
Common Stocks	590,720,515	2,807,200	–	593,527,715
Repurchase Agreement	–	113,154,168	–	113,154,168

Notes to Financial Statements (unaudited) (continued)

VALUATION OF INVESTMENTS (continued):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Royce Small-Cap Total Return Fund
Common Stocks	$968,099,674	$14,196,758	$ –	$982,296,432
Repurchase Agreement	–	23,605,781	–	23,605,781
Royce Small-Cap Value Fund
Common Stocks	110,809,223	–	–	110,809,223
Repurchase Agreement	–	804,122	–	804,122
Royce Smaller-Companies Growth Fund
Common Stocks	167,949,051	2,698,847	–	170,647,898
Repurchase Agreement	–	8,537,988	–	8,537,988
Money Market Fund/Collateral Received for Securities Loaned	4,531,444	–	–	4,531,444

Level 3 Reconciliation:

UNREALIZED GAIN (LOSS) [2]
	BALANCE AS OF 12/31/23	PURCHASES	TRANSFERS IN [1]	SALES	REALIZED GAIN (LOSS) [2]	CURRENTLY HELD SECURITIES	SECURITIES NO LONGER HELD	BALANCE AS OF 6/30/24
Royce Small-Cap Opportunity Fund
Common Stocks	$ 0	$ –	$ 152,432	$ –	$ –	$ 0	$ –	$ 152,432

[1]	Transfers into Level 3 represents a security for which there were no longer readily available market quotations at June 30, 2024.
[2]	The net change in unrealized appreciation (depreciation) is included in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized. Net realized gain (loss) from investments and foreign currency transactions is included in the accompanying Statement of Operations.

REPURCHASE AGREEMENTS:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds as of June 30, 2024, are next business day and continuous.

FOREIGN CURRENCY:

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, expiration of currency forward contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at the end of the reporting period, as a result of changes in foreign currency exchange rates.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Certain Funds invest a significant portion of their respective assets in foreign companies that may be subject to different risks than investments in securities of U.S. companies, including adverse political, social, economic, or other developments that are unique to a particular country or region. Therefore, the prices of securities of foreign companies in particular countries or regions may, at times, move in a different direction than those of securities of U.S. companies. Because such investments in securities of foreign companies are usually denominated in foreign currencies and such Funds do not intend to hedge their foreign currency exposures, the U.S. dollar value of such investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

SECURITIES LENDING:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Notes to Financial Statements (unaudited) (continued)

SECURITIES LENDING (continued):

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds as of June 30, 2024:

	CASH COLLATERAL[1]	SECURITIES ON LOAN COLLATERALIZED BY CASH COLLATERAL	NET AMOUNT
Royce Micro-Cap Fund	$271,625	$(271,530)	$95
Royce Small-Cap Fund	552,173	(541,077)	11,096
Royce Small-Cap Opportunity Fund	3,094,061	(2,846,256)	247,805
Royce Smaller-Companies Growth Fund	4,531,444	(4,458,699)	72,745
[1]	Absent an event of default, assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. The contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian as of June 30, 2024:

	NON-CASH COLLATERAL	SECURITIES ON LOAN COLLATERALIZED BY NON-CASH COLLATERAL	NET AMOUNT
Royce Micro-Cap Fund	$951,940	$(930,623)	$21,317
Royce Small-Cap Fund	3,205,387	(3,133,449)	71,938
Royce Small-Cap Opportunity Fund	17,483,952	(17,029,825)	454,127
Royce Small-Cap Total Return Fund	212,587	(208,416)	4,171
Royce Smaller-Companies Growth Fund	7,834,647	(7,669,862)	164,785

DISTRIBUTIONS AND TAXES:

As qualified regulated investment companies under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that each Fund distributes substantially all of its taxable income for its fiscal year.

Royce Dividend Value Fund and Royce Small-Cap Total Return Fund pay any dividends from net investment income quarterly and make any distributions from net realized gains annually in December. The other Funds pay any dividends and capital gain distributions annually in December. Dividends from net investment income and distributions from capital gains are determined at a class level. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

CAPITAL GAINS TAXES:

The Funds may be subject to a tax imposed on capital gains on securities of issuers domiciled in certain countries. The Funds record an estimated deferred tax liability for gains in these securities that have been held for less than one year. This amount, if any, is reported as deferred capital gains tax in the accompanying Statements of Assets and Liabilities, assuming those positions were disposed of at the end of the period, and accounted for as a reduction in the market value of the security.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:

Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Non-cash dividend income is recorded at the fair market value of the securities received. Interest income is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield-to-maturity method. Realized gains and losses from investment transactions are determined on the basis of identified cost for book and tax purposes.

Notes to Financial Statements (unaudited) (continued)

EXPENSES:

The Funds incur direct and indirect expenses. Expenses directly attributable to a Fund are charged to the Fund, while expenses applicable to more than one of the Royce Funds are allocated equitably. Certain personnel, occupancy costs and other administrative expenses related to all of the Royce Funds are allocated by Royce under an administration agreement and are included in administrative and office facilities and legal expenses.

COMPENSATING BALANCE CREDITS:

The Funds have an arrangement with their transfer agent, whereby a portion of the transfer agent’s fee is paid indirectly by credits earned on a Fund’s cash on deposit with the transfer agent.

LINE OF CREDIT:

The Funds, along with certain other Royce Funds, participate in a $65 million line of credit (“Credit Agreement”) with State Street Bank and Trust Company to be used for short-term working capital purposes, to include the funding of shareholder redemptions and trade settlements. This revolving Credit Agreement expires on October 4, 2024. Pursuant to the Credit Agreement, each participating Fund is liable for a portion of the commitment fee for the credit facility (i.e., 0.25% of any unused portion of the line of credit) and for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a variable rate equal to the Applicable Rate plus the Applicable Margin. The term Applicable Rate means, for any day, a rate equal to the sum of (a) 0.10%, plus (b) the higher of (i) the Federal Funds Effective Rate for such day, or (ii) the Overnight Bank Funding Rate for such day. The term Applicable Margin means 1.25%. The Funds did not utilize the line of credit during the six months ended June 30, 2024.

INDEMNIFICATION PROVISIONS:

Reference is made to Delaware law and the Trust’s Certificate of Trust, Trust Instrument, and By-laws, as amended and supplemented, each of which provides for the indemnification by the Trust of the Trust’s officers and trustees under the circumstances and to the extent set forth therein. Reference is also made to the investment advisory agreements between the Trust, on behalf of the Funds, and Royce which provides for the indemnification by the relevant Fund of Royce under the circumstances and to the extent set forth therein. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification provisions in favor of such service providers and other covered persons. The amount of any potential Fund liability under these indemnification arrangements, if any, currently cannot be determined with any degree of specificity. The Trust is not currently in possession of any information that would cause it to believe that any Fund is reasonably likely to be subject to any material adverse impact from the operation of these indemnification arrangements. No assurance can be given, however, that any Fund will not incur any liability from the operation of these indemnification arrangements. Any future liability to a Fund that may arise from the operation of such arrangements will be publicly disclosed to the extent required by relevant accounting guidance and applicable laws, rules, and regulations.

Capital Share Transactions (in dollars):

	SHARES SOLD		SHARES ISSUED FOR REINVESTMENT OF DISTRIBUTIONS		SHARES REDEEMED		SHARE CLASS CONVERSIONS		NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23[1]	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
Royce Dividend Value Fund
Investment Class	$ 2,345,738	$ 3,371,909	$ 198,749	$4,622,952	$ (3,310,804)	$ (10,646,830)		$ 138,592	$ (766,317)	$ (2,513,377)
Service Class	1,280,741	1,830,118	41,288	1,771,922	(1,620,523)	(2,454,783)		1,814,323	(298,494)	2,961,580
Consultant Class		210,153		–		(65,431)		(1,814,323)		(1,669,601)
Institutional Class		3,063		226		(380)		(138,592)		(135,683)
Royce Global Financial Services Fund
Service Class	577,166	491,150	–	1,249,996	(1,335,440)	(3,375,228)			(758,274)	(1,634,082)
Institutional Class	15,860	3,545	–	286,206	(57,869)	(127,955)			(42,009)	161,796
Royce International Premier Fund
Investment Class	25,406,365	107,678,901	–	6,060,642	(143,514,213)	(117,394,361)			(118,107,848)	(3,654,818)
Service Class	1,631,397	2,157,306	–	616,946	(6,559,931)	(8,592,048)		4,698,162	(4,928,534)	(1,119,634)
Consultant Class		30,324		–		(361,604)		(4,698,162)		(5,029,442)
Institutional Class	14,402,683	42,412,902	–	4,586,782	(53,016,220)	(297,344,812)			(38,613,537)	(250,345,128)
Royce Micro-Cap Fund
Investment Class	3,254,082	9,635,607	–	9,965,314	(12,210,920)	(19,776,001)			(8,956,838)	(175,080)
Service Class	604,382	1,295,075	–	8,183,040	(10,439,252)	(20,841,659)			(9,834,870)	(11,363,544)
Consultant Class	7,368	19,443	–	647,373	(752,938)	(1,273,540)			(745,570)	(606,724)

Notes to Financial Statements (unaudited) (continued)

Capital Share Transactions (in dollars) (continued):

	SHARES SOLD		SHARES ISSUED FOR REINVESTMENT OF DISTRIBUTIONS		SHARES REDEEMED		SHARE CLASS CONVERSIONS		NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23[1]	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
Royce Premier Fund
Investment Class	$87,824,603	$169,049,919	$ –	$58,712,623	$(161,028,993)	$(232,760,544)			$(73,204,390)	$(4,998,002)
Service Class	3,224,182	11,634,237	–	2,160,921	(5,080,214)	(8,257,640)		$ 502,349	(1,856,032)	6,039,867
Consultant Class	309,717	690,713	–	730,118	(709,180)	(2,334,369)			(399,463)	(913,538)
Institutional Class	42,560,797	51,805,843	–	15,789,022	(26,523,702)	(48,893,566)			16,037,095	18,701,299
R Class		183,825		–		(6,287,233)		(502,349)		(6,605,757)
Royce Small-Cap Fund
Investment Class	54,534,755	79,544,369	–	59,046,248	(92,553,373)	(168,080,568)			(38,018,618)	(29,489,951)
Service Class	2,696,484	10,290,971	–	2,961,254	(8,832,473)	(11,876,975)		2,009,544	(6,135,989)	3,384,794
Consultant Class	1,903,604	2,521,669	–	7,851,890	(13,329,904)	(26,179,716)			(11,426,300)	(15,806,157)
Institutional Class	23,980,302	53,155,609	–	9,282,608	(16,787,405)	(28,134,124)			7,192,897	34,304,093
R Class		158,917		–		(5,619,694)		(2,009,544)		(7,470,321)
Royce Small-Cap Opportunity Fund
Investment Class	61,897,821	165,497,370	–	33,252,633	(128,446,664)	(334,105,936)			(66,548,843)	(135,355,933)
Service Class	4,619,599	14,034,208	–	3,169,540	(22,127,008)	(19,066,951)			(17,507,409)	(1,863,203)
Consultant Class	590,469	1,381,496	–	512,023	(1,460,264)	(1,837,905)			(869,795)	55,614
Institutional Class	27,091,047	79,555,925	–	9,350,666	(28,880,648)	(71,962,464)			(1,789,601)	16,944,127
R Class	1,139,619	6,503,400	–	1,964,573	(5,133,919)	(7,391,450)			(3,994,300)	1,076,523
Royce Small-Cap Special Equity Fund
Investment Class	24,971,715	80,810,358	–	26,814,396	(79,578,757)	(130,514,096)			(54,607,042)	(22,889,342)
Service Class	1,469,656	4,077,772	–	1,106,792	(2,983,259)	(9,814,521)			(1,513,603)	(4,629,957)
Consultant Class	349,514	317,388	–	572,830	(1,557,774)	(1,773,240)			(1,208,260)	(883,022)
Institutional Class	11,306,863	33,909,101	–	4,352,603	(19,659,775)	(32,013,157)			(8,352,912)	6,248,547
Royce Small-Cap Total Return Fund
Investment Class	38,148,926	41,935,943	1,469,589	51,009,988	(58,496,824)	(115,729,451)			(18,878,309)	(22,783,520)
Service Class	4,313,547	6,373,369	67,258	4,719,947	(7,164,215)	(18,441,972)			(2,783,410)	(7,348,656)
Consultant Class	2,279,841	2,057,356	–	5,905,962	(6,864,641)	(17,589,355)			(4,584,800)	(9,626,037)
Institutional Class	18,969,494	23,321,203	571,430	19,219,822	(17,813,196)	(34,047,333)			1,727,728	8,493,692
R Class	2,143,602	2,641,296	–	1,761,612	(2,143,443)	(4,872,182)			159	(469,274)
Royce Small-Cap Value Fund
Investment Class	1,679,767	2,365,304	–	2,665,001	(2,694,630)	(8,348,726)			(1,014,863)	(3,318,421)
Service Class	16,975,631	21,486,015	–	5,843,957	(37,406,804)	(14,846,995)		6,689,086	(20,431,173)	19,172,063
Consultant Class		897		–		(190,820)		(2,889,358)		(3,079,281)
R Class		274,078		–		(2,106,475)		(3,799,728)		(5,632,125)
Royce Smaller-Companies Growth Fund
Investment Class	2,009,048	4,439,689	–	–	(5,498,777)	(12,285,700)			(3,489,729)	(7,846,011)
Service Class	848,498	3,656,743	–	–	(10,072,161)	(18,187,433)		3,953,734	(9,223,663)	(10,576,956)
Consultant Class		7,157		–		(468,040)		(3,953,734)		(4,414,617)
Institutional Class	126,068	866,567	–	–	(676,312)	(752,534)			(550,244)	114,033

Capital Share Transactions (in shares):

	SHARES SOLD		SHARES ISSUED FOR REINVESTMENT OF DISTRIBUTIONS		SHARES REDEEMED		SHARE CLASS CONVERSIONS		NET INCREASE (DECREASE) IN SHARES OUTSTANDING
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23[1]	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
Royce Dividend Value Fund
Investment Class	381,070	570,027	31,127	774,173	(526,479)	(1,805,395)		24,530	(114,282)	(436,665)
Service Class	193,542	292,085	6,194	284,444	(249,380)	(397,725)		308,035	(49,644)	486,839
Consultant Class		30,591		–		(9,600)		(270,888)		(249,897)
Institutional Class		539		41		(66)		(24,934)		(24,420)
Royce Global Financial Services Fund
Service Class	54,365	51,084	–	124,999	(126,475)	(347,129)			(72,110)	(171,046)
Institutional Class	1,126	275	–	21,715	(4,136)	(9,753)			(3,010)	12,237

Notes to Financial Statements (unaudited) (continued)

Capital Share Transactions (in shares) (continued):

	SHARES SOLD		SHARES ISSUED FOR REINVESTMENT OF DISTRIBUTIONS		SHARES REDEEMED		SHARE CLASS CONVERSIONS		NET INCREASE (DECREASE) IN SHARES OUTSTANDING
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23[1]	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
Royce International Premier Fund
Investment Class	1,994,240	8,187,775	–	477,216	(11,397,555)	(9,206,880)			(9,403,315)	(541,889)
Service Class	106,377	140,416	–	40,244	(429,896)	(555,432)		295,668	(323,519)	(79,104)
Consultant Class		1,803		–		(21,630)		(280,651)		(300,478)
Institutional Class	1,142,159	3,250,170	–	361,164	(4,176,873)	(23,493,797)			(3,034,714)	(19,882,463)
Royce Micro-Cap Fund
Investment Class	296,451	900,369	–	930,468	(1,102,146)	(1,865,472)			(805,695)	(34,635)
Service Class	56,972	128,976	–	789,107	(980,289)	(2,033,028)			(923,317)	(1,114,945)
Consultant Class	939	2,606	–	82,785	(95,008)	(166,622)			(94,069)	(81,231)
Royce Premier Fund
Investment Class	7,546,947	15,115,666	–	5,177,480	(14,026,938)	(20,949,988)			(6,479,991)	(656,842)
Service Class	289,575	1,099,873	–	197,525	(456,923)	(771,331)		49,298	(167,348)	575,365
Consultant Class	35,598	80,081	–	85,294	(81,890)	(279,287)			(46,292)	(113,912)
Institutional Class	3,612,005	4,607,393	–	1,369,386	(2,261,641)	(4,343,129)			1,350,364	1,633,650
R Class		18,464		–		(637,782)		(52,611)		(671,929)
Royce Small-Cap Fund
Investment Class	5,900,551	9,342,337	–	6,546,147	(9,957,819)	(19,888,598)			(4,057,268)	(4,000,114)
Service Class	291,645	1,224,130	–	330,129	(952,997)	(1,412,822)		257,965	(661,352)	399,402
Consultant Class	265,013	383,489	–	1,131,397	(1,864,228)	(4,015,139)			(1,599,215)	(2,500,253)
Institutional Class	2,553,103	6,259,443	–	1,024,570	(1,804,453)	(3,256,245)			748,650	4,027,768
R Class		21,258		–		(760,823)		(279,491)		(1,019,056)
Royce Small-Cap Opportunity Fund
Investment Class	4,073,166	11,526,963	–	2,246,800	(8,499,543)	(23,795,316)			(4,426,377)	(10,021,553)
Service Class	333,704	1,075,540	–	235,304	(1,592,859)	(1,458,374)			(1,259,155)	(147,530)
Consultant Class	51,374	122,026	–	44,718	(121,674)	(166,141)			(70,300)	603
Institutional Class	1,725,801	5,334,621	–	615,175	(1,846,807)	(4,852,493)			(121,006)	1,097,303
R Class	86,925	526,142	–	152,174	(388,673)	(590,638)			(301,748)	87,678
Royce Small-Cap Special Equity Fund
Investment Class	1,485,987	4,879,316	–	1,581,970	(4,711,693)	(7,852,907)			(3,225,706)	(1,391,621)
Service Class	87,262	246,275	–	65,298	(177,518)	(599,369)			(90,256)	(287,796)
Consultant Class	22,680	21,121	–	37,197	(101,402)	(117,448)			(78,722)	(59,130)
Institutional Class	679,891	2,056,148	–	259,238	(1,186,421)	(1,938,056)			(506,530)	377,330
Royce Small-Cap Total Return Fund
Investment Class	5,234,439	5,989,446	199,137	7,007,761	(7,961,907)	(16,402,558)			(2,528,331)	(3,405,351)
Service Class	563,503	879,575	8,769	622,548	(941,238)	(2,523,128)			(368,966)	(1,021,005)
Consultant Class	291,901	277,558	–	764,031	(882,273)	(2,375,820)			(590,372)	(1,334,231)
Institutional Class	2,622,685	3,368,703	79,145	2,699,062	(2,478,492)	(4,954,924)			223,338	1,112,841
R Class	274,389	357,894	–	227,606	(275,917)	(657,564)			(1,528)	(72,064)
Royce Small-Cap Value Fund
Investment Class	165,963	243,757	–	263,861	(267,737)	(887,380)			(101,774)	(379,762)
Service Class	1,701,123	2,135,035	–	582,067	(3,702,532)	(1,599,835)		784,184	(2,001,409)	1,901,451
Consultant Class		114		–		(23,761)		(394,479)		(418,126)
R Class		31,309		–		(250,388)		(469,746)		(688,825)
Royce Smaller-Companies Growth Fund
Investment Class	300,140	717,461	–	–	(790,887)	(1,966,328)			(490,747)	(1,248,867)
Service Class	127,198	605,212	–	–	(1,522,157)	(3,058,267)		685,222	(1,394,959)	(1,767,833)
Consultant Class		1,523		–		(94,490)		(825,397)		(918,364)
Institutional Class	18,005	132,361	–	–	(101,533)	(121,506)			(83,528)	10,855

[1]	On April 26, 2023, Institutional Class shares converted to Investment Class shares for Royce Dividend Value Fund; Consultant Class shares converted to Service Class shares for the following funds: Royce Dividend Value Fund, Royce International Premier Fund, Royce Small-Cap Value Fund and Royce Smaller-Companies Growth Fund; and R Class shares converted to Service Class shares for the following funds: Royce Premier Fund, Royce Small-Cap Fund and Royce Small-Cap Value Fund.

Notes to Financial Statements (unaudited) (continued)

Investment Adviser and Distributor:

INVESTMENT ADVISER:

Under the Trust’s investment advisory agreements with Royce, Royce is entitled to receive investment advisory fees in respect of each Fund that are computed daily and payable monthly. Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) to the extent necessary to maintain certain Funds’ net annual operating expense ratios at specified levels through April 30, 2025. To the extent that they impacted net expenses for the six months ended June 30, 2024, the effects of those arrangements are shown below. See the Prospectuses for contractual waivers and expiration dates for all classes of all Funds.

	ANNUAL CONTRACTUAL ADVISORY FEE AS A	COMMITTED NET ANNUAL OPERATING EXPENSE RATIO CAP					SIX MONTHS ENDED JUNE 30, 2024 (UNAUDITED)
	PERCENTAGE OF AVERAGE NET ASSETS[1]	Investment Class	Service Class	Consultant Class	Institutional Class	R Class	Net advisory fees	Advisory fees waived
Royce Dividend Value Fund	0.85%	1.09%	1.34%	N/A	N/A	N/A	$279,126	$–
Royce Global Financial Services Fund	1.00%	N/A	1.49%[3]	N/A	1.49%[3]	N/A	140,953	–
Royce International Premier Fund	1.00%	1.19%	1.44%	N/A	1.04%	N/A	1,913,897	285,835
Royce Micro-Cap Fund	1.00%	N/A	1.49%	2.24%	N/A	N/A	1,511,323	–
Royce Premier Fund	1.00%	N/A	1.49%	2.24%	N/A	N/A	7,092,427	–
Royce Small-Cap Fund	0.76%[2]	N/A	N/A4	N/A	N/A	N/A	7,092,141	–
Royce Small-Cap Opportunity Fund	1.00%	N/A	1.49%	2.24%	N/A	N/A	6,205,044	–
Royce Small-Cap Special Equity Fund	1.00%	N/A	1.49%	2.24%	N/A	N/A	3,705,593	–
Royce Small-Cap Total Return Fund	1.00%	N/A	1.49%[3]	N/A	N/A5	N/A	4,998,278	–
Royce Small-Cap Value Fund	1.00%	1.24%	1.49%	N/A	N/A	N/A	626,682	–
Royce Smaller-Companies Growth Fund	1.00%	1.24%	1.49%	N/A	1.24%	N/A	899,215	–

[1]	From a base annual rate of 1.00% (0.85% for Royce Dividend Value Fund), the annual rates of investment advisory fees payable by each of the Funds, other than Royce Small-Cap Fund, are reduced by the indicated amount at the following breakpoints applicable to a Fund’s net assets in excess of $2 billion: more than $2 billion to $3 billion -- .05% per annum; more than $3 billion to $4 billion -- .10% per annum; over $4 billion -- .15% per annum.

[2]	Royce Small-Cap Fund's fees are calculated at the annual rate of 1.00% of the first $50 million of the Fund's average net assets, 0.875% of the next $50 million of average net assets and 0.75% of average net assets in excess of $100 million.

[3]	Committed net annual operating expense ratio cap excludes acquired fund fees and expenses.

[4]	Royce Small-Cap Fund's committed net annual operating expense ratio cap of 1.25% for Service Class was eliminated, effective May 1, 2024.

[5]	Royce Small-Cap Total Return Fund's committed net annual operating expense ratio cap (excludes acquired fund fees and expenses) is 1.02% for Institutional Class, effective July 1, 2024.

DISTRIBUTOR:

Royce Fund Services, LLC (“RFS”), the distributor of the Trust’s shares, is a wholly owned subsidiary of Royce. RFS is entitled to receive distribution fees that are computed daily and payable monthly.

	ANNUAL CONTRACTUAL DISTRIBUTION FEE AS A	SIX MONTHS ENDED JUNE 30, 2024 (UNAUDITED)
	PERCENTAGE OF AVERAGE NET ASSETS	Net distribution fees	Distribution fees waived
Royce Dividend Value Fund – Service Class	0.25%	$23,721	$–
Royce Global Financial Services Fund – Service Class	0.25%	20,582	3,921
Royce International Premier Fund – Service Class	0.25%	38,240	–
Royce Micro-Cap Fund – Service Class	0.25%	162,164	–
Royce Micro-Cap Fund – Consultant Class	1.00%	51,799	–
Royce Premier Fund – Service Class	0.25%	42,741	–
Royce Premier Fund – Consultant Class	1.00%	57,239	–
Royce Small-Cap Fund – Service Class	0.25%	82,423	7,167
Royce Small-Cap Fund – Consultant Class	1.00%	947,751	–
Royce Small-Cap Opportunity Fund – Service Class	0.25%	89,138	–
Royce Small-Cap Opportunity Fund – Consultant Class	1.00%	63,213	–
Royce Small-Cap Opportunity Fund – R Class	0.50%	108,434	–
Royce Small-Cap Special Equity Fund – Service Class	0.25%	38,924	–
Royce Small-Cap Special Equity Fund – Consultant Class	1.00%	71,959	–
Royce Small-Cap Total Return Fund – Service Class	0.25%	69,826	–
Royce Small-Cap Total Return Fund – Consultant Class	1.00%	410,471	–
Royce Small-Cap Total Return Fund – R Class	0.50%	54,359	–
Royce Small-Cap Value Fund – Service Class	0.25%	111,575	–
Royce Smaller-Companies Growth Fund – Service Class	0.25%	138,349	–

Notes to Financial Statements (unaudited) (continued)

Purchases and Sales of Investment Securities:

For the six months ended June 30, 2024, the costs of purchases and the proceeds from sales of investment securities, other than short-term securities and collateral received for securities loaned, were as follows:

	PURCHASES	SALES
Royce Dividend Value Fund	$1,133,929	$6,745,863
Royce Global Financial Services Fund	788,114	1,543,951
Royce International Premier Fund	81,607,638	228,070,096
Royce Micro-Cap Fund	30,369,956	51,068,613
Royce Premier Fund	92,966,841	146,505,428
Royce Small-Cap Fund	371,069,642	438,024,211
Royce Small-Cap Opportunity Fund	179,934,043	262,094,463
Royce Small-Cap Special Equity Fund	13,291,583	69,581,508
Royce Small-Cap Total Return Fund	305,811,577	311,308,169
Royce Small-Cap Value Fund	29,084,199	43,161,338
Royce Smaller-Companies Growth Fund	62,657,040	80,708,356

Cross trades were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which Royce or an affiliate of Franklin Resources, Inc. serves as investment adviser. The Trust’s Chief Compliance Officer reviews such transactions each quarter for compliance with the requirements and restrictions set forth by Rule 17a-7, and reports the results of that review to the Board of Trustees. Cross trades for the six months ended June 30, 2024, were as follows:

	COSTS OF PURCHASES	PROCEEDS FROM SALES	REALIZED GAIN (LOSS)
Royce Micro-Cap Fund	$259,062	$–	$–
Royce Small-Cap Fund	–	1,000,012	(991,484)
Royce Small-Cap Opportunity Fund	430,690	–	–

Class Specific Expenses:

Class specific expenses were as follows for the six months ended June 30, 2024:

	NET DISTRIBUTION FEES	SHAREHOLDER SERVICING	SHAREHOLDER REPORTS	REGISTRATION	TRANSFER AGENT BALANCE CREDITS	TOTAL	CLASS LEVEL EXPENSES REIMBURSED BY INVESTMENT ADVISER
Royce Dividend Value Fund – Investment Class	$–	$32,639	$2,947	$9,468	$(643)	$44,411	$34,558
Royce Dividend Value Fund – Service Class	23,721	16,966	1,359	7,307	(318)	49,035	21,312
	23,721	49,605	4,306	16,775	(961)		55,870
Royce Global Financial Services Fund –Service Class	20,582	15,779	1,641	9,205	(533)	46,674	36,725
Royce Global Financial Services Fund – Institutional Class	–	3,321	518	7,074	(6)	10,907	6,567
	20,582	19,100	2,159	16,279	(539)		43,292
Royce International Premier Fund – Investment Class	–	146,034	14,776	12,059	(1,462)	171,407	3,107
Royce International Premier Fund – Service Class	38,240	25,689	2,076	6,023	(277)	71,751	10,524
Royce International Premier Fund – Institutional Class	–	60,397	19,227	9,340	(13,242)	75,722	75,722
	38,240	232,120	36,079	27,422	(14,981)		89,353
Royce Micro-Cap Fund – Investment Class	–	84,068	11,836	8,916	(6,946)	97,874	–
Royce Micro-Cap Fund – Service Class	162,164	101,250	6,194	8,198	(767)	277,039	33,213
Royce Micro-Cap Fund – Consultant Class	51,799	8,309	1,277	6,266	(252)	67,399	9,082
	213,963	193,627	19,307	23,380	(7,965)		42,295
Royce Premier Fund – Investment Class	–	483,765	37,159	15,133	(12,456)	523,601	–
Royce Premier Fund – Service Class	42,741	30,731	5,217	6,165	(892)	83,962	15,488
Royce Premier Fund – Consultant Class	57,239	8,454	1,139	6,129	(218)	72,743	6,909
Royce Premier Fund – Institutional Class	–	6,741	14,626	10,427	(730)	31,064	–
	99,980	529,691	58,141	37,854	(14,296)		22,397
Royce Small-Cap Fund – Investment Class	–	503,916	52,433	15,301	(25,583)	546,067	–
Royce Small-Cap Fund – Service Class	82,423	55,778	5,033	6,305	(1,047)	148,492	2,290
Royce Small-Cap Fund – Consultant Class	947,751	70,336	8,357	6,981	(3,062)	1,030,363	–
Royce Small-Cap Fund – Institutional Class	–	22,657	8,622	9,656	(6,980)	33,955	–
	1,030,174	652,687	74,445	38,243	(36,672)		2,290

Notes to Financial Statements (unaudited) (continued)

Class Specific Expenses (continued):

	NET DISTRIBUTION FEES	SHAREHOLDER SERVICING	SHAREHOLDER REPORTS	REGISTRATION	TRANSFER AGENT BALANCE CREDITS	TOTAL	CLASS LEVEL EXPENSES REIMBURSED BY INVESTMENT ADVISER
Royce Small-Cap Opportunity Fund – Investment Class	$–	$507,720	$38,453	$15,552	$(20,109)	$541,616	$–
Royce Small-Cap Opportunity Fund – Service Class	89,138	53,523	4,663	7,248	(349)	154,223	13,973
Royce Small-Cap Opportunity Fund – Consultant Class	63,213	8,012	1,117	5,847	(172)	78,017	5,831
Royce Small-Cap Opportunity Fund – Institutional Class	–	10,650	5,318	7,984	(1,450)	22,502	–
Royce Small-Cap Opportunity Fund – R Class	108,434	47,703	990	5,275	(283)	162,119	–
	260,785	627,608	50,541	41,906	(22,363)		19,804
Royce Small-Cap Special Equity Fund – Investment Class	–	321,037	22,818	13,440	(9,570)	347,725	–
Royce Small-Cap Special Equity Fund – Service Class	38,924	27,699	2,481	6,044	(267)	74,881	14,167
Royce Small-Cap Special Equity Fund – Consultant Class	71,959	10,903	1,315	6,244	(428)	89,993	7,933
Royce Small-Cap Special Equity Fund – Institutional Class	–	12,576	4,335	6,990	(2,451)	21,450	–
	110,883	372,215	30,949	32,718	(12,716)		22,100
Royce Small-Cap Total Return Fund – Investment Class	–	306,117	28,758	11,055	(9,525)	336,405	–
Royce Small-Cap Total Return Fund – Service Class	69,826	48,436	3,874	6,217	(557)	127,796	18,527
Royce Small-Cap Total Return Fund – Consultant Class	410,471	43,133	6,731	6,683	(2,089)	464,929	–
Royce Small-Cap Total Return Fund – Institutional Class	–	5,936	13,585	6,731	(385)	25,867	–
Royce Small-Cap Total Return Fund – R Class	54,359	27,079	1,664	3,751	(414)	86,439	–
	534,656	430,701	54,612	34,437	(12,970)		18,527
Royce Small-Cap Value Fund – Investment Class	–	24,551	2,548	7,355	(1,346)	33,108	16,890
Royce Small-Cap Value Fund – Service Class	111,575	71,399	5,709	14,631	(855)	202,459	48,940
	111,575	95,950	8,257	21,986	(2,201)		65,830
Royce Smaller-Companies Growth Fund – Investment Class	–	31,769	4,349	7,469	(2,928)	40,659	4,617
Royce Smaller-Companies Growth Fund – Service Class	138,349	81,959	5,861	8,682	(763)	234,088	33,586
Royce Smaller-Companies Growth Fund – Institutional Class	–	3,715	710	5,809	(80)	10,154	7,465
	138,349	117,443	10,920	21,960	(3,771)		45,668

Tax Information:

As of June 30, 2024, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		NET UNREALIZED	GROSS UNREALIZED
	TAX BASIS COST	APPRECIATION (DEPRECIATION)	Appreciation	(Depreciation)
Royce Dividend Value Fund	$28,343,974	$37,737,464	$37,990,919	$253,455
Royce Global Financial Services Fund	15,494,776	13,573,527	14,437,039	863,512
Royce International Premier Fund	295,671,671	15,434,887	46,271,482	30,836,595
Royce Micro-Cap Fund	228,501,672	72,321,680	103,205,240	30,883,560
Royce Premier Fund	858,575,502	538,297,680	579,078,439	40,780,759
Royce Small-Cap Fund	1,275,625,717	621,689,647	688,615,209	66,925,562
Royce Small-Cap Opportunity Fund	971,123,572	266,709,461	384,713,293	118,003,832
Royce Small-Cap Special Equity Fund	559,828,963	146,852,920	170,648,855	23,795,935
Royce Small-Cap Total Return Fund	841,488,430	164,413,783	203,332,564	38,918,781
Royce Small-Cap Value Fund	87,282,638	24,330,707	28,008,141	3,677,434
Royce Smaller-Companies Growth Fund	144,675,309	39,042,021	48,982,474	9,940,453

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Notes to Financial Statements (unaudited) (continued)

Transactions in Affiliated Companies:

An “Affiliated Company,” as defined in the 1940 Act, is a company in which a Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the six months ended June 30, 2024:

AFFILIATED COMPANY [1]	SHARES 12/31/23	MARKET VALUE 12/31/23	COSTS OF PURCHASES	PROCEEDS FROM SALES	REALIZED GAIN (LOSS)	CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)	DIVIDEND INCOME	SHARES 6/30/24	MARKET VALUE 6/30/24
Royce Small-Cap Opportunity Fund
CONSUMER DISCRETIONARY – 0.8%
TEXTILES, APPAREL & LUXURY GOODS – 0.8%
Lakeland Industries [2]	437,480	$8,110,879	$313,830	$541,607	$181,796	$1,876,380	$26,841	433,360	$9,941,278
		8,110,879			181,796	1,876,380	26,841		9,941,278
INDUSTRIALS – 0.4%
MACHINERY – 0.4%
Manitex International [2,3]	862,450	7,537,813	1,003,242	–	–	(4,009,050)	–	1,023,026	4,532,005
		7,537,813			–	(4,009,050)	–		4,532,005
INFORMATION TECHNOLOGY – 0.8%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.4%
Amtech Systems [2,3]	692,350	2,907,870	284,454	–	–	1,205,061	–	750,407	4,397,385
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS– 0.4%
Intevac [2,3]	1,344,751	5,809,325	72,257	–	–	(623,478)	–	1,362,203	5,258,104
		8,717,195			–	581,583	–		9,655,489
		24,365,887			181,796	(1,551,087)	26,841		24,128,772
Royce Small-Cap Special Equity Fund
FINANCIALS – 2.8%
CAPITAL MARKETS – 2.8%
Diamond Hill Investment Group [2]	138,800	22,983,892	105,109	–	–	(3,454,376)	417,450	139,500	19,634,625
		22,983,892			–	(3,454,376)	417,450		19,634,625
INDUSTRIALS – 2.5%
MACHINERY – 2.5%
Gencor Industries [2,3]	910,000	14,687,400	–	–	–	2,912,000	–	910,000	17,599,400
		14,687,400			–	2,912,000	–		17,599,400
INFORMATION TECHNOLOGY – 3.4%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.4%
NVE Corporation [2]	326,500	25,607,395	–	–	–	(1,221,110)	653,000	326,500	24,386,285
		25,607,395			–	(1,221,110)	653,000		24,386,285
		63,278,687			–	(1,763,486)	1,070,450		61,620,310
Royce Small-Cap Total Return Fund
FINANCIALS – 3.2%
INSURANCE – 3.2%
International General Insurance Holdings [2]	2,674,312	34,445,139	398,038	5,503,125	1,942,271	1,079,335	1,441,853	2,311,547	32,361,658
		34,445,139			1,942,271	1,079,335	1,441,853		32,361,658

1 Percentages represent the percentages of the investments in the Affiliated Companies of the Fund’s net assets.

2 As of June 30, 2024, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

3 Non-income producing.

New Accounting Pronouncements and Regulations:

On October 26, 2022, the SEC adopted rule and form amendments which require open-end mutual funds to transmit streamlined annual and semi-annual reports to shareholders that highlight key information to investors. In connection with these amendments, certain information that was previously disclosed in fund shareholder reports will instead be made available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024, and will have no effect on the Funds’ accounting policies or financial statements.

Subsequent Events:

Subsequent events have been evaluated through the date the financial statements were issued and it has been determined that the following event requires disclosure. The Board of Trustees of The Royce Fund has approved a plan of liquidation for Royce Global Financial Services Fund (“RFS”). RFS is being liquidated primarily because it has not maintained assets at a sufficient level for it to be viable. A final distribution was paid on August 1, 2024, to shareholders of record on July 31, 2024. The liquidation of RFS will be completed on September 9, 2024.

Understanding Your Fund’s Expenses (unaudited) (continued)

As a shareholder of a mutual fund, you pay ongoing expenses, including management fees and other Fund expenses including, for some fund share classes, distribution and/or service (12b-1) fees. Using the information below, you can estimate how these ongoing expenses (in dollars) affect your investment and compare them with the ongoing expenses of other funds. You may also incur one-time transaction expenses, including redemption fees, which are not shown in this section and would result in higher total costs. The example is based on an investment of $1,000 invested at January 1, 2024, and held for the entire six-month period ended June 30, 2024. Service, Consultant and R Class shares are generally available only through certain brokers or retirement plan administrators who receive distribution and/or service fees from the Fund for services that they perform. Institutional Class shares are generally available only to institutions or intermediaries with a minimum account size of $1 million.

Actual Expenses

The first part of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at June 30, 2024, by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second part of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual rate of return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, this section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ACTUAL			HYPOTHETICAL (5% PER YEAR BEFORE EXPENSES)
	Beginning Account Value 1/1/24	Ending Account Value 6/30/24	Expenses Paid During the Period[1]	Beginning Account Value 1/1/24	Ending Account Value 6/30/24	Expenses Paid During the Period[1]	Net Annualized Operating Expense Ratio[2]
Investment Class
Royce Dividend Value Fund	$1,000.00	$1,066.66	$5.60	$1,000.00	$1,019.44	$5.47	1.09%
Royce International Premier Fund	1,000.00	953.51	5.78	1,000.00	1,018.95	5.97	1.19%
Royce Micro-Cap Fund	1,000.00	1,026.36	6.20	1,000.00	1,018.75	6.17	1.23%
Royce Premier Fund	1,000.00	1,010.42	5.90	1,000.00	1,019.00	5.92	1.18%
Royce Small-Cap Fund[3]	1,000.00	1,044.66	4.73	1,000.00	1,020.24	4.67	0.93%
Royce Small-Cap Opportunity Fund	1,000.00	1,035.74	6.18	1,000.00	1,018.80	6.12	1.22%
Royce Small-Cap Special Equity Fund	1,000.00	985.92	6.02	1,000.00	1,018.80	6.12	1.22%
Royce Small-Cap Total Return Fund	1,000.00	1,013.55	6.06	1,000.00	1,018.85	6.07	1.21%
Royce Small-Cap Value Fund	1,000.00	971.84	6.08	1,000.00	1,018.70	6.22	1.24%
Royce Smaller-Companies Growth Fund	1,000.00	1,061.56	6.36	1,000.00	1,018.70	6.22	1.24%
Service Class
Royce Dividend Value Fund	1,000.00	1,065.39	6.88	1,000.00	1,018.20	6.72	1.34%
Royce Global Financial Services Fund	1,000.00	1,091.18	7.75	1,000.00	1,017.45	7.47	1.49%
Royce International Premier Fund	1,000.00	952.62	6.99	1,000.00	1,017.70	7.22	1.44%
Royce Micro-Cap Fund	1,000.00	1,025.35	7.50	1,000.00	1,017.45	7.47	1.49%
Royce Premier Fund	1,000.00	1,009.00	7.44	1,000.00	1,017.45	7.47	1.49%
Royce Small-Cap Fund[3]	1,000.00	1,043.86	6.40	1,000.00	1,018.60	6.32	1.26%
Royce Small-Cap Opportunity Fund	1,000.00	1,034.16	7.54	1,000.00	1,017.45	7.47	1.49%
Royce Small-Cap Special Equity Fund	1,000.00	984.16	7.35	1,000.00	1,017.45	7.47	1.49%
Royce Small-Cap Total Return Fund	1,000.00	1,010.41	7.45	1,000.00	1,017.45	7.47	1.49%
Royce Small-Cap Value Fund	1,000.00	970.70	7.30	1,000.00	1,017.45	7.47	1.49%
Royce Smaller-Companies Growth Fund	1,000.00	1,060.84	7.63	1,000.00	1,017.45	7.47	1.49%
Consultant Class
Royce Micro-Cap Fund	1,000.00	1,021.17	11.26	1,000.00	1,013.72	11.22	2.24%
Royce Premier Fund	1,000.00	1,005.75	11.17	1,000.00	1,013.72	11.22	2.24%
Royce Small-Cap Fund[3]	1,000.00	1,041.13	9.85	1,000.00	1,015.22	9.72	1.94%
Royce Small-Cap Opportunity Fund	1,000.00	1,029.94	11.31	1,000.00	1,013.72	11.22	2.24%
Royce Small-Cap Special Equity Fund	1,000.00	980.63	11.03	1,000.00	1,013.72	11.22	2.24%
Royce Small-Cap Total Return Fund	1,000.00	1,007.66	11.13	1,000.00	1,013.77	11.17	2.23%

Understanding Your Fund’s Expenses (unaudited) (continued)

	ACTUAL			HYPOTHETICAL (5% PER YEAR BEFORE EXPENSES)
	Beginning Account Value 1/1/24	Ending Account Value 6/30/24	Expenses Paid During the Period[1]	Beginning Account Value 1/1/24	Ending Account Value 6/30/24	Expenses Paid During the Period[1]	Net Annualized Operating Expense Ratio[2]
Institutional Class
Royce Global Financial Services Fund	$1,000.00	$1,090.98	$7.75	$1,000.00	$1,017.45	$7.47	1.49%
Royce International Premier Fund	1,000.00	954.27	5.05	1,000.00	1,019.69	5.22	1.04%
Royce Premier Fund	1,000.00	1,010.25	5.55	1,000.00	1,019.34	5.57	1.11%
Royce Small-Cap Fund	1,000.00	1,045.60	4.48	1,000.00	1,020.49	4.42	0.88%
Royce Small-Cap Opportunity Fund	1,000.00	1,036.08	5.67	1,000.00	1,019.29	5.62	1.12%
Royce Small-Cap Special Equity Fund	1,000.00	985.79	5.58	1,000.00	1,019.24	5.67	1.13%
Royce Small-Cap Total Return Fund	1,000.00	1,013.85	5.61	1,000.00	1,019.29	5.62	1.12%
Royce Smaller-Companies Growth Fund	1,000.00	1,060.56	6.35	1,000.00	1,018.70	6.22	1.24%
R Class
Royce Small-Cap Opportunity Fund	1,000.00	1,032.63	9.35	1,000.00	1,015.66	9.27	1.85%
Royce Small-Cap Total Return Fund	1,000.00	1,008.92	9.44	1,000.00	1,015.47	9.47	1.89%

1 Expenses are equal to the Fund’s net annualized operating expense ratio multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half-year divided by 366 days (to reflect the half-year period).

2 Net annualized operating expense ratio used to derive figures in the table is based on the most recent fiscal half-year.

3 GiftShare accounts pay an annual $50 trustee fee to Alliance Trust Company, as trustee. If these fees were included above, your costs would be higher.

Changes In and Disagreements with Accountants for the Period Covered by this Report

Not applicable.

Results of Meeting(s) of Shareholders for the Period Covered by this Report

Not applicable.

Remuneration Paid to Directors, Officers and Others for the Period Covered by this Report

Refer to the financial statements included herein.

Board Approval of Investment Advisory Agreements

At meetings held on June 17-18, 2024, the Board of Trustees of The Royce Fund (the “Board”), including all of the non-interested trustees, approved the continuation of the investment advisory agreements between Royce & Associates, LP (“Royce”) and The Royce Fund (“TRF”) relating to each of Royce Small-Cap Fund (formerly Royce Pennsylvania Mutual Fund), Royce Micro-Cap Fund, Royce Premier Fund, Royce Small-Cap Total Return Fund, Royce Small-Cap Opportunity Fund, Royce Small-Cap Special Equity Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Dividend Value Fund, Royce Global Financial Services Fund, and Royce International Premier Fund (each, an “Agreement” and collectively, the “Agreements”). In reaching these decisions, the Board reviewed the materials provided by Royce, which included, among other things, information prepared internally by Royce and independently by Broadridge Financial Solutions, Inc. (“Broadridge”) using the database and methodology of Morningstar Associates, LLC (“Morningstar”). Such materials contained detailed investment advisory fee, expense ratio, and investment performance comparisons for each series of TRF listed above (each, a “Fund” and collectively, the “Funds”) with other mutual funds in its Broadridge-assigned “peer group” and Morningstar “category”, information regarding the past performance of the Funds and other registered investment companies managed by Royce and a memorandum outlining the legal duties of the Board prepared by independent counsel to the non-interested trustees. Royce also provided the trustees with an analysis of its profitability with respect to providing investment advisory services to each of the Funds. In addition, the Board took into account information furnished throughout the year at regular Board meetings, including reports on investment performance, shareholder services, distribution fees and expenses, regulatory compliance, brokerage commissions and research, brokerage and other execution products and services provided to the Funds. The Board also took into account information furnished by Royce in response to various trustee questions regarding Royce operations and the Funds. The Board also considered other matters it deemed important to the approval process such as allocation of brokerage commissions, “soft dollar” research services Royce receives, payments made to affiliates of Royce, as well as payments made by Royce relating to the servicing and distribution of Fund shares, and other direct and indirect benefits Royce and its affiliates receive from their relationship with the Funds. The trustees also met throughout the year with investment advisory personnel from Royce. The Board also noted Royce’s efforts to provide enhanced analytical tools to its investment staff along with the ongoing meetings conducted by Royce’s Co-Chief Investment Officers with portfolio managers experiencing performance challenges in an attempt to address such challenges. The Board, in its deliberations, recognized that, for many of the Funds’ shareholders, the decision to purchase shares of one or more of the Funds included a decision to select Royce as the investment adviser and that there was a strong association in the minds of such shareholders between Royce and each Fund. In considering factors relating to the approval of the continuation of the Agreement for each Fund, the non-interested trustees received assistance and advice from, and met separately with, their independent legal counsel. While continuation of the investment advisory and administrative arrangements for each Fund was considered at the same Board meeting, the trustees considered the circumstances and interests of each Fund separately. Among other factors, the trustees noted that they considered the following:

The nature, extent and quality of services provided by Royce

The Board considered the following factors to be of fundamental importance to its consideration of

Board Approval of Investment Advisory Agreements (cont.)

whether to approve the continuation of the Agreement for each Fund: (i) Royce’s more than 50 years of value investing experience and track record; (ii) the history of long-tenured Royce portfolio managers managing many of the Funds; (iii) Royce’s focus on micro-, small-, and mid-cap value investing; (iv) the consistency of Royce’s approach to managing each Fund, other open-end mutual funds, and closed-end funds over more than 50 years; (v) the integrity and high ethical standards adhered to at Royce; (vi) Royce’s specialized experience in the area of trading small- and micro-cap securities; (vii) Royce’s historical ability to attract and retain portfolio management, research, and analytical talent (and, in this regard, considered the effort and resources Royce had committed to acquiring portfolio management, research, and analytical talent in recent years); and (viii) Royce’s focus on shareholder interests as exemplified by capping expenses on smaller funds, temporarily closing various Funds to new investors when Royce believed such temporary closings were in the best interests of existing shareholders, liquidating share classes for certain Funds that did not attract sufficient assets to make them viable on a long-term basis or, when appropriate under the Fund’s Rule 18f-3 Plan, converting shares of such Funds into shares of other share classes that had lower net annualized operating expense ratios, establishing breakpoints for a number of Funds and providing expansive shareholder reporting and communications. The Board also noted that Royce’s compensation policy arrangements strongly encourage portfolio manager investment in each Fund that they manage. The Board reviewed the services that Royce provides to the Funds, including, but not limited to, managing each Fund’s investments in accordance with the stated policies of each Fund. The Board considered the fact that Royce provided certain administrative services to the Funds at cost, pursuant to the Administration Agreement between Royce and TRF, on behalf of each Fund. The Board determined that the services to be provided to each Fund by Royce would be the same as those that it previously provided to each Fund. The Board also took into consideration the histories, reputations and backgrounds of Royce’s portfolio managers for each Fund, finding that these would likely have an impact on the continued success of such Fund. The Board concluded that the investment advisory services provided by Royce to each Fund compared favorably to services provided by Royce to other Royce client accounts, including other funds, in both nature and quality, and that the scope of services provided by Royce continues to be suitable for each Fund.

Investment performance of the Funds and Royce

The Board believes that risk-adjusted performance continues to be an appropriate measure of each Fund’s investment performance. One measure of risk-adjusted performance historically used by the trustees in their review of each Fund’s performance is the Sharpe Ratio. The Sharpe Ratio is a risk-adjusted measure of performance developed by Nobel Laureate William Sharpe. It is calculated by dividing a fund’s annualized excess returns by its annualized standard deviation to determine reward per unit of risk. The higher the Sharpe Ratio, the better a fund’s historical risk-adjusted performance. The Board attaches importance to risk-adjusted performance over relatively long periods of time, typically 3 to 10 years, because such periods tend to encompass different market environments and cycles, unlike shorter time periods.

U.S. small- and large-cap stocks overcame multiple macro-economic and political headwinds in 2023, including the ongoing war in Ukraine, stubborn inflation, a hawkish Fed which continued to raise interest rates through June and promoted a “higher for longer” approach to interest rates for much of the year, several high-profile bank failures, and the terrorist attack on Israel and resulting Middle East conflict, to post positive returns for the year. After experiencing a downward trend from February through late October 2023, the Russell 2000 Index

Board Approval of Investment Advisory Agreements (cont.)

rallied 22.4% in November and December. Overall, the Russell 2000 Index and the Russell Micro-Cap Index rose 16.9% and 9.3%, respectively, during 2023. Within the U.S. small-cap market, the Board noted that small-cap growth stocks fared better than small-cap value stocks during 2023, with the Russell 2000 Growth Index posting a return of 18.66% compared to a gain of 14.65% for the Russell 2000 Value Index. Despite the solid absolute returns for the Russell 2000 Index and the Russell Micro-Cap Index in 2023, the Russell 1000 Index gained 26.5% during the period and outperformed its smaller-cap siblings.

It was also noted that a large portion of the post-2008 market period was marked by historically low interest rates and significant U.S. Federal Reserve market intervention. During this period, highly leveraged, non-earning companies and yield-oriented securities (e.g., master limited partnerships, real estate investment trusts, and utilities) generally outperformed those companies with more conservative balance sheets, low leverage, the ability to generate and effectively allocate free cash flow, and strong returns on invested capital and cyclical companies generally favored by the Funds. The Board noted that the relative risk-adjusted investment performance of certain Funds was adversely affected during periods in which the above-described market factors were prevalent.

The Board noted that seven of the eleven Funds (63.6%) ranked in the 1st Sharpe Ratio quartile within their respective Morningstar categories for the 1-year period ended December 31, 2023, with nine of the eleven Funds (81.8%) ranking in the 1st or 2nd Sharpe Ratio quartile for that period. In addition, the Board noted that six of the eleven Funds (54.5%) ranked in the 1st or 2nd Sharpe Ratio quartile within their respective Morningstar categories for each of the 3- and 5-year periods ended December 31, 2023. The Board further noted that six of the seven largest Funds (85.7%) ranked in the 1st or 2nd Sharpe Ratio quartile within their respective Morningstar categories for the 1-year period ended December 31, 2023, while five of the seven largest Funds (71.4%) ranked in the 1st or 2nd Sharpe Ratio quartile within their respective Morningstar categories for the 5-year period ended December 31, 2023.

The Board also received an analysis that compared the Sharpe Ratio of each Fund with the arithmetic average of the Sharpe Ratios of the funds within its Morningstar category for each of the 1-, 3-, 5-, and 10-year periods ended December 31, 2023. The Board noted that the Sharpe Ratios of the Funds equaled or exceeded the arithmetic average of the Sharpe Ratios of the funds within their respective Morningstar categories as follows: (i) all four time periods (3 Funds: Royce Small-Cap Fund, Royce Premier Fund, and Royce Global Financial Services Fund); (ii) three of the four time periods (3 Funds: Royce Micro-Cap Fund, Royce Small-Cap Total Return Fund, and Royce Small-Cap Opportunity Fund); (iii) two of the four time periods (3 Funds: Royce Small-Cap Special Equity Fund, Royce Small-Cap Value Fund, and Royce Dividend Value Fund); (iv) one of the four time periods (1 Fund: Royce International Premier Fund); and (v) none of the four time periods (1 Fund: Royce Smaller-Companies Growth Fund). Thus, the Sharpe Ratios for nine of the eleven Funds equaled or exceeded the arithmetic average of the Sharpe Ratios of the funds within their respective Morningstar categories during at least two of the four applicable time periods, with the Sharpe Ratios for six of the eleven Funds equaling or exceeding the arithmetic average of the Sharpe Ratios of the funds within their respective Morningstar categories during at least three of the four relevant time periods.

The Board noted that Royce Small-Cap Fund (formerly Royce Pennsylvania Mutual Fund) (“PMF”), Royce Premier Fund (“RPR”), and Royce Small-Cap Total Return Fund (“RTR”), three of the four largest Funds, ranked in the 1st or 2nd Sharpe

Board Approval of Investment Advisory Agreements (cont.)

Ratio quartile within their respective Morningstar categories for each of the 1-, 3-, 5-, and 10-year periods ended December 31, 2023 (i.e., PMF: 1st, 1st, 1st, and 2nd; RPR: 1st, 2nd, 2nd, and 2nd; and RTR: 1st, 2nd, 2nd, and 1st). The relative risk-adjusted performance of Royce Small-Cap Opportunity Fund (“ROF”), the third largest Fund, and Royce Global Financial Services Fund (“RFS”) was close behind that of the above-referenced group, ranking in the 1st or 2nd Sharpe Ratio quartile within their respective Morningstar categories for three of the 1-, 3-, 5-, and 10-year periods ended December 31, 2023 (i.e., ROF: 1st, 4th, 1st, and 1st; and RFS: 1st, 4th, 2nd, and 2nd). Royce Micro-Cap Fund (“RMC”), the seventh largest Fund, Royce Small-Cap Special Equity Fund (“RSE”), the fifth largest Fund, Royce Small-Cap Value Fund (“RVV”), and Royce Dividend Value Fund (“RDV”) posted stronger relative risk-adjusted performance during the 1-, 3-, and 5-year periods ended December 31, 2023, and weaker relative risk-adjusted performance during the 10-year period ended December 31, 2023. In particular, the trustees noted that: (i) RMC ranked in the 2nd, 3rd, 2nd, and 4th Sharpe Ratio quartiles within its Morningstar category for the 1-, 3-, 5-, and 10-year periods, respectively, ended December 31, 2023; (ii) RSE ranked in the 2nd, 2nd, 3rd, and 3rd Sharpe Ratio quartiles within its Morningstar category for the 1-, 3-, 5-, and 10-year periods, respectively, ended December 31, 2023; (iii) RVV ranked in the 1st, 1st, 3rd, and 4th Sharpe Ratio quartiles within its Morningstar category for the 1-, 3-, 5-, and 10-year periods, respectively, ended December 31, 2023; and (iv) RDV ranked in the 1st, 2nd, 3rd, and 4th Sharpe Ratio quartiles within its Morningstar category for the 1-, 3-, 5-, and 10-year periods, respectively, ended December 31, 2023. Finally, the Board noted that Royce Smaller-Companies Growth Fund (“RVP”) and Royce International Premier Fund (“RIP”) produced relative risk-adjusted performance within their respective Morningstar categories that differed from the performance trends described above. In particular, each of RVP and RIP ranked in the 3rd or 4th Sharpe Ratio quartile within its Morningstar category for each of the 1-, 3-, and 5-year periods ended December 31, 2023. RVP also ranked in the 4th Sharpe Ratio quartile for the 10-year period ended December 31, 2023.

The Board also received an analysis that compared the Sharpe Ratio of each Fund with the Sharpe Ratio of its primary benchmark index for each of the 1-, 3-, 5-, and 10-year periods ended December 31, 2023. The Board noted that the Sharpe Ratios of the Funds equaled or exceeded the Sharpe Ratios of their respective primary benchmark indexes as follows: (i) all four time periods (5 Funds: PMF, RPR, RTR, ROF, and RSE); (ii) three of the four time periods (3 Funds: RMC, RVV, and RDV); (iii) two of the four time periods (2 Funds: RVP and RFS); and (iv) none of the four time periods (1 Fund: RIP). Thus, the Sharpe Ratios for ten of the eleven Funds equaled or exceeded the Sharpe Ratios of their respective primary benchmark indexes during at least two of the four applicable time periods, with the Sharpe Ratios for eight of the eleven Funds equaling or exceeding the Sharpe Ratios of their respective primary benchmark indexes during at least three of the four relevant time periods.

The Board also noted that the peer groups included in the Broadridge materials provided to them for a number of Funds may not be appropriate for performance comparisons and that Royce had augmented the data provided to the Board throughout the years by including performance information for other funds that Royce believes are more comparable to those Funds.

In addition to the relative risk–adjusted performance of each Fund, the Board also reviewed and considered absolute total returns and down-market performance and long-term performance records over periods exceeding ten years. In reviewing such long-term performance records for the Funds, it was noted that certain

Board Approval of Investment Advisory Agreements (cont.)

Funds had generally outperformed their respective primary benchmark indexes and competitors during the periods prior to the U.S. Federal Reserve’s near zero interest rate policy and related market interventions that followed the 2008 financial crisis. The Board also received detailed information from Royce comparing each Fund’s average annual total returns to those of its primary benchmark index for the 1-, 3-, 5-, and 10-year periods ended March 31, 2024, and noted that: (i) four Funds (i.e., PMF, RMC, RTR, and RFS) outperformed their respective primary benchmark indexes during all four performance periods; (ii) four Funds (i.e., RPR, ROF, RVV, and RDV) outperformed their respective primary benchmark indexes during three of the four performance periods; (iii) one Fund (i.e., RSE) outperformed its primary benchmark index during two of the four performance periods; and (iv) two Funds (i.e., RVP and RIP) outperformed their respective primary benchmark indexes during only one of the four performance periods. Thus, nine of the eleven Funds outperformed their respective primary benchmark indexes on an absolute return basis during at least two of the 1-, 3-, 5-, and 10-year periods ended March 31, 2024.

The Board also considered it important to look beyond “snapshot” performance as of December 31, 2023, and therefore examined monthly rolling average returns for each Fund relative to its primary benchmark index for the 3-, 5-, and 10-year periods ended March 31, 2024. The Board noted that: (i) RPR, ROF, and RIP outperformed their respective primary benchmark indexes for a majority of the monthly rolling average annual return periods during all three of the applicable time periods; and (ii) PMF, RMC, and RFS outperformed their respective primary benchmark indexes for a majority of the monthly rolling average annual return periods during two of the three applicable time periods. Thus, six Funds overall and five of the seven largest Funds outperformed their respective primary benchmark indexes for a majority of the monthly rolling average annual return periods during at least two of the 3-, 5-, and 10-year periods ended March 31, 2024.

Although the Board recognized that past performance is not necessarily an indicator of future results, it found that Royce had the necessary qualifications, experience and track record in managing equity mutual funds to manage each Fund. The Board determined that Royce continues to be an appropriate investment adviser for each Fund.

Cost of the services provided and profits realized by Royce from its relationship with each Fund

The Board considered the cost of the services provided by Royce and profits realized by Royce from its relationship with each Fund. As part of the analysis, the Board discussed with Royce its methodology in allocating its costs to each Fund and concluded that Royce’s allocations were reasonable. The Board noted that at times in the past Royce had temporarily closed certain of the Funds to new investors because of the rate of growth in Fund assets. The Board concluded that Royce’s profits with respect to each Fund during the calendar year ended December 31, 2023, were reasonable in relation to the nature and quality of services provided.

The extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale

While acknowledging that the presence or absence of economies of scale in fund management businesses can be debated and is in any event difficult to measure and directly assess, the Board considered whether there have been economies of scale in respect of the management of each Fund, whether each Fund has appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. The Board noted the time and effort involved in managing portfolios of small- and micro-cap stocks and that they did not involve the same

Board Approval of Investment Advisory Agreements (cont.)

efficiencies as do portfolios of large-cap stocks. The Board also noted that in 2004 breakpoints were added to the investment advisory fees for all of the then-existing Funds except PMF (PMF’s fee schedule already had breakpoints) and that the investment advisory fees for all Funds organized since 2004 included breakpoints. The Board further noted the reduced contractual breakpoint levels for each Fund other than PMF that became effective as of July 1, 2017. The Board concluded that the current fee structure for each Fund is reasonable and that the relevant shareholders sufficiently participated in economies of scale (while again noting the various potential issues with assessing such economies of scale both in general and under the facts at hand) and that no changes were currently necessary.

Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients

The Board reviewed the investment advisory fee paid by each Fund and compared both the services to be rendered and the fees to be paid under the Agreements to other contracts of Royce and to contracts of other investment advisers to registered investment companies investing in micro- and small-cap stocks, as provided by Broadridge. The Board noted that the effective investment advisory fee rates for: (i) PMF, RMC, and RVV equaled the median for their respective Broadridge-assigned peer groups; and (ii) the remaining Funds exceeded the median for their respective Broadridge-assigned peer groups. The Board also noted the importance of the net annual operating expense ratio in measuring a fund’s efficiency, particularly in light of the variations in the mutual fund industry as to which entity is responsible for particular types of expenses.

The Board noted that the net annual operating expense ratio for RVV ranked in the 2nd quintile among its Broadridge-assigned peers for the calendar year ended December 31, 2023. The trustees further noted that the net annual operating expense ratios for PMF, RMC, ROF, RSE, RVP, and RIP ranked in the middle quintile among their respective Broadridge-assigned peer groups for the relevant period. The net annual operating expense ratios of PMF and RMC equaled the median for their respective Broadridge-assigned peer groups while the net annual operating expense ratios of ROF, RSE, RVP, and RIP were only 4, 4, 7, and 2 basis points higher, respectively, than the median for their respective Broadridge-assigned peer groups.

In addition, the Board noted the net annual operating expense ratio for the remaining four Funds (i.e., RPR, RTR, RDV, and RFS) ranked in the 5th (most expensive) quintile among their respective Broadridge-assigned peers for the calendar year ended December 31, 2023. Although these rankings can be attributed in large part to the investment advisory fees for these Funds, such fees are also consistent with those of other Royce-advised open-end funds.

While the Board noted that the net annual operating expense ratios of RPR and RTR were 25 and 12 basis points higher, respectively, than the median for their respective Broadridge-assigned peer groups, they also noted that such net annual operating expense ratios were only 8 and 11 basis points, respectively, higher than the average net annual operating expense ratio for the 222 small-cap funds in the Morningstar small-cap category (oldest share class only, non-institutional, non-index, non-ETF funds with Rule 12b-1 fees of 0.25% or less). Additionally, the trustees noted that although RDV’s net annual operating expense ratio was 14 basis points higher than the median for its Broadridge-assigned peers, such net annual operating expense ratios was 2 basis points lower than the average net annual operating expense ratio for the 222 small-cap funds in the Morningstar small-cap category (oldest share class only, non-institutional, non-index, non-ETF funds with Rule

Board Approval of Investment Advisory Agreements (cont.)

12b-1 fees of 0.25% or less). The trustees also noted that RDV’s average net assets and weighted average market capitalization for the period were also lower than the relevant medians for its Broadridge-assigned peer group. Although RFS’s net annual operating expense ratio was 17 basis points higher than the median for its Broadridge-assigned peers, the trustees noted that: (i) such peer group consisted of only nine funds (including RFS); (ii) RFS had the lowest average net assets of its peers for the period; (iii) RFS’s average net assets for the period were significantly lower than the median average net assets for its Broadridge-assigned peer group (i.e., average net assets of $26.46 million for RFS compared to median average net assets of $134.38 million for its Broadridge-assigned peers for the period); (iv) RFS had the lowest weighted average market capitalization of its peers for the period; and (v) RFS’s weighted average market capitalization for the period was significantly lower than the median weighted average market capitalization for its Broadridge-assigned peer group (i.e., weighted average market capitalization of $3.67 billion for RFS compared to a median weighted average market capitalization of $25.68 billion for its Broadridge-assigned peers for the period).

The Board further noted that the contractual investment advisory fee rate for each of RPR, RTR, and RFS is consistent with those of the other Funds that invest primarily in micro-cap and small-cap equity securities. After taking into consideration that the level of work necessary to invest in domestic and/or international micro-cap and small-cap equity securities is significantly greater than that necessary to invest in larger-cap securities, the trustees noted that the basis point differentials in investment advisory fees, which in large measure give rise to the generally higher net annual operating expense ratios for RPR, RTR, and RFS were appropriate for those series of the Fund. The trustees also noted that the contractual investment advisory fee rate for RDV is slightly lower than that of the other Funds because RDV invests a greater portion of its assets in larger-cap securities compared such other Funds.

The Board also noted that Royce manages each Fund in an active fashion. The industry accepted metric for measuring how actively an equity portfolio is managed is called “active share.” In particular, active share measures how much the holdings of an equity portfolio differ from the holdings of its appropriate passive benchmark index. At the extremes, a portfolio with no holdings in common with the benchmark would have 100% active share, while a portfolio that is identical to the benchmark would have 0% active share. Royce presented several analyses to the Board which demonstrated that mutual funds with high active share scores had higher expense ratios than mutual funds with lower active share scores due to the resources required for the active management of those funds. The trustees noted that each of PMF and ROF had an active share of 87%, RMC had an active share of 90%, RVP had an active share of 93%, RVV had an active share of 94%, and the remaining six Funds had active shares of 96% or greater for the calendar year ended December 31, 2023.

The Board further noted that Royce waived investment advisory fees and/or reimbursed expenses for numerous Funds, both during the calendar year ended December 31, 2023, and during earlier periods, in order to maintain expense ratios at competitive levels and acknowledged Royce’s intention to continue this expense limitation practice. The Board also noted lower contractual asset breakpoints for each Fund other than PMF became effective as of July 1, 2017. The Board also considered investment advisory fees charged by Royce to institutional and other clients and noted that, given the greater levels of services that Royce provides to registered investment companies such as the Funds as compared to other

Board Approval of Investment Advisory Agreements (cont.)

accounts, each Fund’s investment advisory fees compared favorably to these other accounts.

No single factor was cited as determinative to the decision of the Board. Rather, after weighing all of the considerations and conclusions discussed above, the entire Board, including all the non-interested trustees, determined to approve the continuation of the existing Agreement for each Fund, concluding that continuation of the Agreement for each Fund is in the best interest of the shareholders of the relevant Fund and that each Fund’s investment advisory fee rate is reasonable in relation to the services provided.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. The information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders. None.

Item 16. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control over Financial Reporting. There were no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation. Not Applicable.

Item 19. Exhibits. Attached hereto.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Not Applicable to this semi-annual report.

(a)(3)(a) Separate certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)(b) Not Applicable.

(a)(4) Not Applicable.

(b) Separate certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ROYCE FUND

BY:	/s/ Christopher D. Clark

Christopher D. Clark

President

Date: August 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

THE ROYCE FUND		THE ROYCE FUND

BY:	/s/ Christopher D. Clark	BY:	/s/ Peter K. Hoglund
Christopher D. Clark		Peter K. Hoglund
President		Chief Financial Officer

Date: August 8, 2024		Date: August 8, 2024